--                                         --------                         ----
--------------------------------------------------------------------------------
                                                       Semi-Annual Report
THE HIRTLE CALLAGHAN TRUST

                               December 31, 2000

We are pleased to present the December 31, 2000 semi-annual report for The Hirtle Callaghan Trust.

The Hirtle Callaghan Trust (the Trust), a diversified open-end management investment company, was organized by Hirtle, Callaghan & Co., Inc. to enhance Hirtle Callaghan's ability to acquire the services of independent, specialist money management organizations for the clients Hirtle Callaghan serves. The Trust currently consists of eight separate investment portfolios. Day-to-day portfolio management services are provided to each of the Trust's Portfolios by one or more independent money management organizations (investment managers), selected by, and under the general supervision of the Trust's Board of Trustees.

Shares of the Trust are available exclusively to investors who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.

The Trust currently consists of eight separate Portfolios, as listed below:



                    ------------------------------------------------------------
--
  The Portfolios

 The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

 The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

 The Small Capitalization Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

 The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in developed countries other than the United States of America.

 The Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

 The Intermediate Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

 The Fixed Income II Portfolio, seeks to achieve above-average total return over a market cycle of three to five years by investing primarily in fixed income securities, including U.S. Government securities, investment grade corporate bonds and mortgage-backed or asset-backed securities.

 The High Yield Bond Portfolio, seeks to achieve above-average total return over a market cycle of three to five years by investing in high yield securities (commonly referred to as "junk bonds").
--------------------------------------------------------------------------------

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments -- December 31, 2000 (Unaudited)

                                  Security                             Value
 Shares                         Description                           (Note 2)
 ------                         -----------                           --------

         Common Stocks -- 96.09%
         Geewax, Terker & Co. -- 46.46%
         Advertising/Marketing -- 0.09%
   5,800 Interpublic Group of Companies, Inc. (b).................  $    246,863
                                                                    ------------
         Aerospace/Defense -- 0.66%
  20,190 Boeing Co................................................     1,332,540
     800 Litton Industries, Inc. (b)..............................        62,950
   8,100 Lockheed Martin Corp.....................................       274,995
   2,160 Northrop Grumman Corp....................................       179,280
                                                                    ------------
                                                                       1,849,765
                                                                    ------------
         Airlines & Services -- 0.33%
   3,400 Delta Air Lines, Inc.....................................       170,638
  22,690 Southwest Airlines Co....................................       760,795
                                                                    ------------
                                                                         931,433
                                                                    ------------
         Auto Parts -- 0.04%
   2,800 TRW, Inc.................................................       108,500
                                                                    ------------
         Automobile Production -- 0.34%
  25,893 Ford Motor Co............................................       606,865
   7,120 General Motors Corp......................................       362,675
                                                                    ------------
                                                                         969,540
                                                                    ------------
         Banking -- 4.05%
  31,000 Bank of New York Co., Inc................................     1,710,813
   1,600 Capital One Financial Corp...............................       105,300
  35,020 Chase Manhattan Corp.....................................     1,591,221
  13,360 Fifth Third Bancorp......................................       798,260
  23,400 FleetBoston Financial Corp...............................       878,963
   2,470 M & T Bank Corp..........................................       167,960
  13,000 MBNA Corp................................................       480,188
  22,840 Mellon Financial Corp....................................     1,123,443
   2,720 Mercantile Bankshares Corp...............................       117,470
   5,200 National Commerce Bancorp................................       128,700
  10,710 PNC Bank Corp............................................       782,499
   2,600 State Street Corp........................................       322,946
   5,900 Synovus Financial Corp...................................       158,931
   8,020 TCF Financial Corp.......................................       357,391
  47,280 Wells Fargo Co...........................................     2,632,905
   1,210 Zions Bancorp............................................        75,549
                                                                    ------------
                                                                      11,432,539
                                                                    ------------
         Beverages -- 1.53%
  31,380 Anheuser-Busch Co., Inc..................................     1,427,790
   1,400 Brown-Forman Corp., Class - B............................        93,100
  56,390 PepsiCo, Inc.............................................     2,794,829
                                                                    ------------
                                                                       4,315,719
                                                                    ------------
         Biotechnology -- 0.17%
   2,900 Cardinal Health, Inc.....................................       288,912
   2,200 Genzyme Corp. (b)........................................       197,863
                                                                    ------------
                                                                         486,775
                                                                    ------------

                                 Security                            Value
 Shares                        Description                          (Note 2)
 ------                        -----------                          --------

         Broadcasting -- 1.26%
   1,400 Adelphia Communications Corp.,
          Class - A (b).........................................  $     72,275
  78,840 AT&T Corp. - Liberty Media Group, Class - A (b)........     1,069,267
   1,500 Cablevision Systems Corp. (b)..........................       127,406
  14,030 Clear Channel Communications, Inc. (b).................       679,578
  34,280 Comcast Corp., Class - A (b)...........................     1,431,189
     900 Entercom Communications Corp. (b)......................        30,994
   3,400 NTL, Inc. (b)..........................................        81,388
   2,700 UnitedGlobalCom, Inc. (b)..............................        36,788
   1,900 Westwood One, Inc. (b).................................        36,694
                                                                  ------------
                                                                     3,565,579
                                                                  ------------
         Casinos/Gaming -- 0.14%
   4,810 Harrah's Entertainment, Inc. (b).......................       126,864
   1,100 International Game Technology (b)......................        52,800
   2,900 Mandalay Resort Group (b)..............................        63,619
  13,860 Park Place Entertainment Corp. (b).....................       165,453
                                                                  ------------
                                                                       408,736
                                                                  ------------
         Chemicals -- 0.07%
   2,500 Cabot Corp.............................................        65,938
   3,230 Engelhard Corp.........................................        65,811
   2,470 Sherwin-Williams Co. (b)...............................        64,992
                                                                  ------------
                                                                       196,741
                                                                  ------------
         Clothing/Apparel -- 0.03%
   1,760 Nike, Inc., Class - B..................................        98,230
                                                                  ------------
         Computer Software & Services -- 0.48%
     800 Affiliated Computer Services, Inc......................        48,550
   6,200 Cadence Design Systems, Inc............................       170,500
   1,220 CNET Networks, Inc. (b)................................        19,501
   2,680 DST Systems, Inc. (b)..................................       179,560
   1,000 Electronic Arts, Inc. (b)..............................        42,625
   9,850 Electronic Data Systems Corp...........................       568,837
   1,300 Network Associates, Inc. (b)...........................         5,444
   3,100 Parametric Technology Corp. (b)........................        41,656
   5,470 PeopleSoft, Inc. (b)...................................       203,416
   1,000 RSA Security, Inc. (b).................................        52,875
   2,780 Ticketmaster Online - CitySearch, Inc. (b).............        23,283
                                                                  ------------
                                                                     1,356,247
                                                                  ------------
         Computer Systems -- 0.06%
   5,042 Palm, Inc. (b).........................................       142,752
   1,200 Tech Data Corp. (b)....................................        32,456
                                                                  ------------
                                                                       175,208
                                                                  ------------
         Conglomerates -- 1.16%
   3,250 Dover Corp.............................................       131,828
  44,690 General Electric Co....................................     2,142,327
  14,570 Honeywell International, Inc...........................       689,343

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

                                   Security                            Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------

           Common Stocks (continued)
           Geewax, Terker & Co. (continued)
           Conglomerates (continued)
     3,900 Rockwell International Corp............................  $    185,738
     2,500 Textron, Inc...........................................       116,250
                                                                    ------------
                                                                       3,265,486
                                                                    ------------
           Construction Materials & Supplies -- 0.01%
       700 Dycom Industries, Inc. (b).............................        25,156
                                                                    ------------
           Containers/Packaging -- 0.02%
     1,890 Bemis Co., Inc.........................................        63,433
                                                                    ------------
           Control & Filter Services -- 0.02%
     2,430 Pall Corp..............................................        51,789
                                                                    ------------
           Electrical Equipment -- 0.06%
     4,270 ITT Industries, Inc. (b)...............................       165,463
                                                                    ------------
           Electronic Components & Instruments -- 1.48%
     1,800 Diebold, Inc...........................................        60,075
     8,900 Emerson Electric Co....................................       701,431
     6,760 General Dynamics Corp..................................       527,280
    21,350 Hewlett Packard Co.....................................       673,859
    15,260 International Business Machines Corp...................     1,297,100
       170 International Rectifier Corp. (b)......................         5,100
     7,260 Johnson Controls, Inc..................................       377,520
     1,500 Lattice Semiconductor Corp. (b)........................        27,563
     1,190 Level 3 Communications, Inc. (b).......................        39,047
     2,925 Molex, Inc.............................................       103,838
     2,800 PerkinElmer, Inc.......................................       294,000
     4,050 Vishay Intertechnology, Inc. (b).......................        61,256
                                                                    ------------
                                                                       4,168,069
                                                                    ------------
           Entertainment -- 0.56%
    54,830 The Walt Disney Co.....................................     1,586,643
                                                                    ------------
           Financial Services -- 6.16%
     3,950 Ambac, Inc.............................................       229,100
    30,480 American Express Co....................................     1,674,495
     9,370 American General Corp..................................       763,655
     1,957 Bear Stearns Companies, Inc............................        99,195
   120,816 Citigroup, Inc.........................................     6,169,166
    26,980 Fannie Mae.............................................     2,340,515
    19,280 First Data Corp........................................     1,015,815
    18,200 Freddie Mac............................................     1,253,525
     4,160 Golden West Financial Corp.............................       280,800
     2,520 Household International, Inc...........................       138,600
     2,590 J.P. Morgan & Co.......................................       428,645
     5,870 John Hancock Financial Services, Inc...................       220,859
     2,430 Legg Mason, Inc........................................       132,435
     5,600 Lehman Brothers Holdings, Inc..........................       378,700
     2,900 MGIC Investment Corp...................................       195,569
    24,100 Morgan Stanley Dean Witter & Co........................     1,909,925
     1,600 Nationwide Financial Services, Inc.....................        76,000

                                   Security                            Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------

           Financial Services (continued)
     1,900 Nova Corp. (b).........................................  $     37,881
                                                                    ------------
                                                                      17,344,880
                                                                    ------------
           Food -- Retail -- 0.58%
    20,640 Kroger Co. (b).........................................       558,570
    12,730 Safeway, Inc. (b)......................................       795,625
     8,320 SYSCO Corp.............................................       249,600
     2,200 Winn-Dixie Stores, Inc.................................        42,625
                                                                    ------------
                                                                       1,646,420
                                                                    ------------
           Food Processing -- 0.08%
     4,000 McCormick & Co., Inc...................................       144,250
     1,710 Starbucks Corp. (b)....................................        75,668
                                                                    ------------
                                                                         219,918
                                                                    ------------
           Health Care -- 0.18%
       500 Express Scripts, Inc., Class - A (b)...................        51,125
    12,120 Health Management Associates,
            Inc. (b)..............................................       251,490
     6,090 McKesson HBOC, Inc.....................................       218,570
                                                                    ------------
                                                                         521,185
                                                                    ------------
           Hotels & Lodging -- 0.24%
    15,480 Hilton Hotels Corp.....................................       162,540
     5,090 Marriott International, Inc.,
            Class - A.............................................       215,053
     4,060 Metro-Goldwyn-Mayer, Inc...............................       114,441
     5,400 Starwood Hotels & Resorts..............................       190,350
                                                                    ------------
                                                                         682,384
                                                                    ------------
           Household Products & Appliances -- 0.05%
     2,790 American Standard Companies, Inc. (b)..................       137,582
                                                                    ------------
           Insurance -- 3.31%
    10,180 AFLAC, Inc.............................................       734,869
    16,100 Allstate Corp..........................................       701,356
    55,037 American International Group...........................     5,424,584
     7,960 Cigna Corp.............................................     1,053,108
     2,380 Marsh & Mclennan Companies, Inc........................       278,460
     5,770 Old Republic International Corp........................       184,640
       860 PMI Group, Inc.........................................        58,211
     9,120 Torchmark Corp.........................................       350,550
     2,700 Unitrin, Inc...........................................       109,688
     3,795 WellPoint Health Networks, Inc. (b)....................       437,374
                                                                    ------------
                                                                       9,332,840
                                                                    ------------
           Machinery, Tools & Engineering -- 0.17%
     6,990 Danaher Corp...........................................       477,941
                                                                    ------------
           Media -- 0.34%
     1,500 Emmis Communications Corp. (b).........................        43,031
    19,632 Viacom, Inc., Class - B (b)............................       917,796
                                                                    ------------
                                                                         960,827
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

                                  Security                           Value
  Shares                        Description                         (Note 2)
  ------                        -----------                         --------

           Common Stocks (continued)
           Geewax, Terker & Co. (continued)
           Medical Equipment & Supplies -- 0.34%
     6,900 Baxter International, Inc............................  $    609,356
     6,200 Becton, Dickinson & Co...............................       214,675
     3,300 Biomet, Inc..........................................       130,969
                                                                  ------------
                                                                       955,000
                                                                  ------------
           Metals -- 0.07%
     1,330 Allegheny Technologies, Inc..........................        21,114
     2,440 Nucor Corp...........................................        96,837
     3,020 Rowan Companies, Inc.................................        81,540
                                                                  ------------
                                                                       199,491
                                                                  ------------
           Office Equipment -- 0.02%
     1,590 Herman Miller, Inc...................................        45,713
                                                                  ------------
           Oil & Gas -- 5.94%
     9,398 Anadarko Petroleum Corp..............................       668,009
    10,600 Baker Hughes, Inc....................................       440,563
    21,150 Chevron Corp.........................................     1,785,852
    11,890 Coastal Corp.........................................     1,050,035
    21,170 Conoco, Inc., Class - B..............................       612,607
     3,500 Devon Energy Corp....................................       213,395
     3,410 Diamond Offshore Drilling, Inc.......................       136,400
     5,442 Dynegy, Inc..........................................       305,092
    18,230 Enron Corp...........................................     1,515,368
     2,170 ENSCO International, Inc.............................        73,916
     5,340 EOG Resources, Inc...................................       292,031
     2,040 Equitable Resources, Inc.............................       136,170
    84,853 Exxon Mobil Corp.....................................     7,376,907
     3,760 Global Marine, Inc. (b)..............................       106,690
     5,250 Halliburton Co.......................................       190,313
     1,910 Hanover Compressor Co. (b)...........................        85,114
     1,500 Helmerich & Payne, Inc...............................        65,813
     1,070 Marine Drilling Co., Inc. (b)........................        28,623
     1,800 Nabors Industries, Inc. (b)..........................       106,470
     1,000 Newfield Exploration Co. (b).........................        47,438
     2,780 Noble Affiliates, Inc................................       127,880
     2,400 Noble Drilling Corp. (b).............................       104,250
    20,120 Ocean Energy, Inc. (b)...............................       349,585
       990 Smith International, Inc. (b)........................        73,817
     2,700 Sunoco, Inc..........................................        90,956
     6,200 Tosco Corp...........................................       210,413
     4,200 Ultramar Diamond Shamrock Corp.......................       129,675
     6,030 USX-Marathon Group...................................       167,333
     6,660 Varco International, Inc. (b)........................       144,855
     2,600 Weatherford International, Inc. (b)..................       122,850
                                                                  ------------
                                                                    16,758,420
                                                                  ------------
           Paper Products -- 0.12%
     4,600 International Paper Co...............................       187,738
     3,800 St. Joe Corp.........................................        83,600
     2,700 Westvaco Corp........................................        78,806
                                                                  ------------
                                                                       350,144
                                                                  ------------

                                   Security                            Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------

           Personal Services -- 0.20%
    13,200 Sabre Holdings Corp....................................  $    569,250
                                                                    ------------
           Pharmaceuticals -- 4.72%
    40,200 Abbott Laboratories....................................     1,947,188
    21,100 Bristol-Myers Squibb Co................................     1,560,081
    15,430 HEALTHSOUTH Corp. (b)..................................       251,702
    34,390 Johnson & Johnson......................................     3,613,099
    44,750 Merck & Co., Inc.......................................     4,189,718
    28,916 Pharmacia Corp.........................................     1,763,876
                                                                    ------------
                                                                      13,325,664
                                                                    ------------
           Publishing -- 0.18%
     8,000 Gannett Co., Inc.......................................       504,500
                                                                    ------------
           Publishing & Printing -- 0.25%
     2,900 Belo (A.H.) Corp.......................................        46,400
     2,880 E.W. Scripps, Class - A................................       181,080
     8,230 McGraw-Hill Companies, Inc.............................       482,484
                                                                    ------------
                                                                         709,964
                                                                    ------------
           Railroads -- 0.56%
    23,540 Burlington Northern Santa Fe Corp......................       666,476
     4,600 CSX Corp...............................................       119,313
     7,600 Norfolk Southern Corp..................................       101,175
    13,690 Union Pacific Corp.....................................       694,767
                                                                    ------------
                                                                       1,581,731
                                                                    ------------
           Raw Materials -- 0.26%
    11,460 Alcoa, Inc.............................................       383,910
     7,690 Praxair, Inc...........................................       341,244
                                                                    ------------
                                                                         725,154
                                                                    ------------
           Recreation -- 0.01%
     2,040 Brunswick Corp.........................................        33,533
                                                                    ------------
           REITS -- 0.35%
     2,190 AvalonBay Communities, Inc.............................       109,774
    13,350 Equity Office Properties Trust.........................       435,544
     4,500 Equity Residential Properties Trust....................       248,906
     1,200 General Growth Properties, Inc.........................        43,425
     1,300 iStar Financial, Inc...................................        25,594
     4,800 Simon Property Group, Inc..............................       115,200
                                                                    ------------
                                                                         978,443
                                                                    ------------
           Restaurants -- 0.13%
     2,870 Brinker International, Inc. (b)........................       121,258
     5,660 Darden Restaurants, Inc................................       129,472
     4,730 Wendy's International, Inc.............................       124,163
                                                                    ------------
                                                                         374,893
                                                                    ------------
           Retail -- 1.03%
     2,350 BJ's Wholesale Club, Inc. (b)..........................        90,181
     9,170 Costco Companies, Inc. (b).............................       366,227
     9,940 CVS Corp...............................................       595,779
     4,040 Family Dollar Stores, Inc..............................        86,608
     1,600 Harcourt General, Inc..................................        91,520

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

                                   Security                            Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------

           Common Stocks (continued)
           Geewax, Terker & Co. (continued)
           Retail (continued)
     1,510 Lowe's Companies, Inc..................................  $     67,195
     6,300 May Department Stores, Inc.............................       206,325
     5,100 Staples, Inc. (b)......................................        60,244
     3,100 TJX Companies, Inc.....................................        86,025
    18,250 Wal-Mart Stores, Inc...................................       969,530
     6,700 Walgreen Co............................................       280,144
                                                                    ------------
                                                                       2,899,778
                                                                    ------------
           Semiconductors -- 0.06%
     3,460 Applied Materials, Inc. (b)............................       132,129
     1,600 Conexant Systems, Inc. (b).............................        24,600
                                                                    ------------
                                                                         156,729
                                                                    ------------
           Telecommunications -- 5.12%
     1,800 Advanced Fibre Communications, Inc. (b)................        32,513
     5,410 Alltel Corp............................................       337,787
     2,390 American Tower Corp. (b)...............................        90,521
    12,300 AT&T Corp..............................................       212,944
    65,460 BellSouth Corp.........................................     2,679,768
     1,930 CenturyTel, Inc........................................        68,998
     6,200 Citizens Communications Co. (b)........................        81,375
     1,500 L-3 Communications Holdings, Inc. (b)..................       115,500
     2,840 Quanta Services, Inc. (b)..............................        91,413
    30,450 Qwest Communications International, Inc. (b)...........     1,248,450
   105,986 SBC Communications, Inc................................     5,060,831
     1,800 SpectraSite Holdings, Inc. (b).........................        23,850
     2,200 Telephone & Data Systems, Inc..........................       198,000
       300 U.S. Cellular Corp. (b)................................        18,075
    79,099 Verizon Communications.................................     3,964,836
    15,100 WorldCom, Inc. (b).....................................       212,344
                                                                    ------------
                                                                      14,437,205
                                                                    ------------
           Transportation -- 0.32%
    22,400 FedEx Corp. (b)........................................       895,104
                                                                    ------------
           Utilities -- 2.96%
     3,930 AES Corp. (b)..........................................       217,624
     6,440 Allegheny Energy, Inc..................................       310,328
     4,100 Ameren Corp............................................       189,881
     6,600 American Electric Power, Inc...........................       306,900
     7,170 American Water Works Co................................       210,619
     4,720 CMS Energy Corp........................................       149,565
     6,080 Constellation Energy Group.............................       273,980
    11,711 Dominion Resources, Inc................................       784,636
     3,800 DPL, Inc...............................................       126,113
    15,900 Duke Power Co., Inc....................................     1,355,474
     8,100 Edison International...................................       126,563
    13,370 El Paso Energy Corp....................................       957,625
     4,943 Exelon Corp............................................       347,048

                                  Security                           Value
  Shares                        Description                         (Note 2)
  ------                        -----------                         --------

           Utilities (continued)
     8,200 Florida Power & Light, Inc...........................  $    588,350
     4,800 General Public Utilities Corp........................       176,700
     6,190 KeySpan Corp.........................................       262,301
     3,700 Kinder Morgan, Inc...................................       193,094
     2,990 Montana Power Co.....................................        62,043
     6,870 NRG Energy, Inc. (b).................................       191,072
     2,900 Pinnacle West Capital................................       138,113
     3,000 Potomac Electric Power Co............................        74,130
     6,244 Progress Energy, Inc.................................       307,109
     9,750 TXU Corp.............................................       432,047
     1,950 Utilicorp United, Inc................................        60,450
    12,450 Williams Companies, Inc..............................       497,222
                                                                  ------------
                                                                     8,338,987
                                                                  ------------
           Waste Disposal -- 0.15%
    15,600 Waste Management, Inc................................       432,900
                                                                  ------------
           Total -- Geewax, Terker & Co.
            (cost $113,248,329).................................   131,064,494
                                                                  ------------
           Institutional Capital Corp. -- 49.63%
           Aerospace/Defense -- 2.88%
    60,550 General Dynamics Corp................................     4,722,899
    19,000 Litton Industries, Inc. (b)..........................     1,495,063
    49,150 TRW, Inc.............................................     1,904,563
                                                                  ------------
                                                                     8,122,525
                                                                  ------------
           Aluminium -- 0.48%
    39,400 Alcan Aluminum Ltd...................................     1,346,988
                                                                  ------------
           Automobile Production -- 1.12%
    61,805 General Motors Corp..................................     3,148,192
                                                                  ------------
           Banking -- 3.53%
    64,300 Bank One Corp........................................     2,354,988
   101,300 First Union Corp.....................................     2,817,406
    86,100 Wells Fargo & Co.....................................     4,794,694
                                                                  ------------
                                                                     9,967,088
                                                                  ------------
           Chemicals -- 0.73%
    50,200 Air Products & Chemicals, Inc........................     2,058,200
                                                                  ------------
           Computer Software & Services -- 0.89%
    43,550 Electronic Data Systems Corp.........................     2,515,013
                                                                  ------------
           Computer Systems -- 0.96%
    31,800 International Business Machines Corp.................     2,703,000
                                                                  ------------
           Conglomerates -- 0.80%
    40,650 Tyco International Ltd...............................     2,256,075
                                                                  ------------
           Electronic Components & Instruments -- 2.12%
   122,821 Koninklijke Philips Electronics N.V. - ADR...........     4,452,261
    50,950 Thermo Electron Corp. (b)............................     1,515,763
                                                                  ------------
                                                                     5,968,024
                                                                  ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

                                  Security                           Value
  Shares                        Description                         (Note 2)
  ------                        -----------                         --------

           Common Stocks (continued)
           Institutional Capital Corp. (continued)
           Financial Services -- 5.84%
   126,161 Citigroup, Inc.......................................  $  6,442,095
    65,050 Fannie Mae...........................................     5,643,088
    80,450 Household International, Inc.........................     4,424,750
                                                                  ------------
                                                                    16,509,933
                                                                  ------------
           Forest Products & Paper -- 1.29%
    71,500 Weyerhaeuser Co......................................     3,628,625
                                                                  ------------
           Health Care -- 0.15%
    10,500 Aetna, Inc. (b)......................................       431,156
                                                                  ------------
           Home Products -- 1.51%
    60,200 Kimberly-Clark Corp..................................     4,255,538
                                                                  ------------
           Insurance -- 4.54%
   115,350 Allstate Corp........................................     5,024,934
    34,350 Loews Corp...........................................     3,557,372
   120,800 MetLife, Inc.........................................     4,228,000
                                                                  ------------
                                                                    12,810,306
                                                                  ------------
           Media -- 1.55%
    35,500 Knight-Ridder, Inc...................................     2,019,063
    80,800 News Corp. Ltd. - ADR................................     2,348,250
                                                                  ------------
                                                                     4,367,313
                                                                  ------------
           Medical Equipment & Supplies -- 1.27%
    36,650 Bausch & Lomb, Inc...................................     1,482,034
    60,800 Becton, Dickinson & Co...............................     2,105,200
                                                                  ------------
                                                                     3,587,234
                                                                  ------------
           Oil & Gas -- 5.54%
   146,850 Conoco, Inc..........................................     4,249,471
    42,900 Exxon Mobil Corp.....................................     3,729,619
     7,050 Royal Dutch Petroleum Co. - ADR......................       426,966
    75,600 Texaco, Inc..........................................     4,696,649
    91,150 USX - Marathon Group.................................     2,529,413
                                                                  ------------
                                                                    15,632,118
                                                                  ------------
           Pharmaceuticals -- 3.64%
    55,200 Abbott Laboratories..................................     2,673,750
    56,550 Bristol-Myers Squibb Co..............................     4,181,166
    56,060 Pharmacia Corp.......................................     3,419,660
                                                                  ------------
                                                                    10,274,576
                                                                  ------------
           Restaurants -- 0.74%
    63,050 TRICON Global Restaurants,
            Inc. (b)............................................     2,080,650
                                                                  ------------
           Retail -- 2.06%
    82,400 Sears, Roebuck & Co..................................     2,863,400
    91,600 Target Corp..........................................     2,954,100
                                                                  ------------
                                                                     5,817,500
                                                                  ------------

 Shares or
 Principal                         Security                            Value
   Amount                         Description                         (Note 2)
 ---------                        -----------                         --------

            Telecommunications -- 4.81%
     83,100 General Motors Corp.,
             Class - H (b)........................................  $  1,911,300
    106,098 Motorola, Inc.........................................     2,148,485
     91,552 Verizon Communications................................     4,589,043
     82,400 Vodafone Group PLC - ADR..............................     2,950,949
    139,400 WorldCom, Inc. (b)....................................     1,960,313
                                                                    ------------
                                                                      13,560,090
                                                                    ------------
            Transportation -- 0.62%
     61,300 Burlington Northern Santa Fe Corp.....................     1,735,556
                                                                    ------------
            Utilities -- 2.56%
     33,800 American Electric Power, Inc..........................     1,571,700
     57,000 Edison International..................................       890,625
     66,450 Florida Power & Light Co..............................     4,767,788
                                                                    ------------
                                                                       7,230,113
                                                                    ------------
            Total -- Institutional Capital Corp.
             (cost $117,434,141)..................................   140,005,813
                                                                    ------------
            Total Common Stocks
             (cost $230,682,470)..................................   271,070,307
                                                                    ------------
            Money Market Mutual Fund -- 2.30%
            Geewax, Terker & Co. -- 2.30%
    108,100 iShares Russell 1000 Value Index Fund.................     6,487,689
                                                                    ------------
            Total Mutual Fund
             (cost $6,245,067)....................................     6,487,689
                                                                    ------------
            Depositary Receipts -- 0.17%
            Geewax, Terker & Co. -- 0.17%
      3,640 S&P 500 Depositary Receipt............................       477,523
                                                                    ------------
            Total Depositary Receipts (cost $493,892).............       477,523
                                                                    ------------
            Short-Term Investments -- 1.36%
            Geewax, Terker & Co. -- 0.16%
            Repurchase Agreements -- 0.16%
 $  443,193 Deutsche Bank Repurchase Agreement, dated 12/29/00, due 1/2/01 at 5.75% with maturity value of $443,477
             (Collateralized by $450,000 U.S. Treasury Note 5.00%,
             4/30/01; value $452,584).............................       443,193
                                                                    ------------
            Institutional Capital Corp. -- 1.20%
            Cash & Equivalents -- 0.07%
    204,559 Deutsche Bank Cash Sweep..............................       204,559
                                                                    ------------
            Commercial Paper -- 1.13%
  3,200,000 Freddie Mac, FHLRB, Zero Coupon, 1/2/01...............     3,199,532
                                                                    ------------
                                                                       3,404,091
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)


 Principal                        Security                            Value
  Amount                         Description                         (Note 2)
 ---------                       -----------                         --------

           Total Short-Term Investments
            (cost $3,847,284)....................................  $  3,847,284
                                                                   ------------
           Total Investments (cost $241,268,713) (a) -- 99.92%...   281,882,803
                                                                   ------------
           Other assets in excess of
            liabilities -- 0.08%.................................       214,309
                                                                   ------------
           Total Net Assets -- 100.00%...........................  $282,097,112
                                                                   ============

--------
ADR -- American Depository Receipt
PLC--Public Limited Company
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized appreciation of securities as follows:

 Unrealized appreciation..........................................  $48,313,967
 Unrealized depreciation..........................................   (7,699,877)
                                                                    -----------
 Net unrealized appreciation......................................  $40,614,090
                                                                    ===========

(b)  Non-income producing securities.


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments -- December 31, 2000 (Unaudited)

                                 Security                            Value
 Shares                        Description                          (Note 2)
 ------                        -----------                          --------
         Common Stocks -- 96.90%
         Jennison Associates LLP -- 50.02%
         Advertising/Marketing -- 0.87%
  29,800 Omnicom Group, Inc.....................................  $  2,469,675
                                                                  ------------
         Beverages -- 0.27%
  15,200 PepsiCo, Inc...........................................       753,350
                                                                  ------------
         Biotechnology -- 2.08%
  46,000 Amgen, Inc. (b)........................................     2,941,125
  25,600 Genentech, Inc. (b)....................................     2,086,400
  35,300 Serono S.A. - ADR......................................       844,994
                                                                  ------------
                                                                     5,872,519
                                                                  ------------
         Broadcasting -- 2.00%
 154,200 AT&T - Liberty Media Group (b).........................     2,091,338
   9,500 Clear Channel Communications, Inc. (b).................       460,156
  51,600 General Motors Corp. - Class H (b).....................     1,186,800
  46,500 Univision Communications, Inc. (b).....................     1,903,594
                                                                  ------------
                                                                     5,641,888
                                                                  ------------
         Cellular/Wireless Telecommunications -- 2.13%
  53,000 Nextel Communications, Inc. -
          Class A...............................................     1,311,750
 131,859 Vodafone Group PLC - ADR...............................     4,722,200
                                                                  ------------
                                                                     6,033,950
                                                                  ------------
         Communications Equipment -- 4.57%
  25,400 Corning, Inc...........................................     1,341,438
  24,600 JDS Uniphase Corp. (b).................................     1,025,513
 109,700 Motorola, Inc..........................................     2,221,424
 149,000 Nokia Corp. - ADR......................................     6,481,499
  58,100 Nortel Networks Corp. - ADR............................     1,862,831
                                                                  ------------
                                                                    12,932,705
                                                                  ------------
         Computer -- 1.88%
 139,100 Cisco Systems, Inc. (b)................................     5,320,575
                                                                  ------------
         Computer Hardware -- 3.14%
  49,300 Compaq Computer Corp...................................       741,965
  85,200 Dell Computer Corp. (b)................................     1,485,675
  67,300 Hewlett Packard Co.....................................     2,124,156
  31,000 International Business Machines Corp...................     2,635,000
   6,400 Juniper Networks, Inc. (b).............................       806,800
  38,500 Sun Microsystems, Inc. (b).............................     1,073,188
                                                                  ------------
                                                                     8,866,784
                                                                  ------------
         Computer Services -- 0.15%
   5,600 VeriSign, Inc. (b).....................................       415,538
                                                                  ------------
         Computer Software -- 1.09%
  59,800 Microsoft Corp. (b)....................................     2,593,825
   5,700 VERITAS Software Corp. (b).............................       498,750
                                                                  ------------
                                                                     3,092,575
                                                                  ------------
         Computer Systems/Peripherals -- 0.55%
  23,300 EMC Corp. (b)..........................................     1,549,450
                                                                  ------------

                                 Security                            Value
 Shares                        Description                          (Note 2)
 ------                        -----------                          --------
         Electronic Equipment -- 1.49%
  87,800 General Electric Co....................................  $  4,208,913
                                                                  ------------
         Entertainment -- 2.39%
  41,100 Time Warner, Inc.......................................     2,147,064
  98,876 Viacom, Inc. - Class B (b).............................     4,622,453
                                                                  ------------
                                                                     6,769,517
                                                                  ------------
         Financial Services -- 1.95%
 108,066 Citigroup, Inc.........................................     5,518,120
                                                                  ------------
         Financial Services Diversified -- 2.49%
  81,300 American Express Co....................................     4,466,419
  15,600 J.P. Morgan & Co., Inc.................................     2,581,800
                                                                  ------------
                                                                     7,048,219
                                                                  ------------
         Health Care -- Drugs/Pharmaceuticals -- 6.97%
  80,500 American Home Products Corp............................     5,115,775
  33,100 Eli Lilly & Co.........................................     3,080,369
 119,450 Pfizer, Inc............................................     5,494,699
  49,976 Pharmacia Corp.........................................     3,048,536
  52,700 Schering-Plough Corp...................................     2,990,725
                                                                  ------------
                                                                    19,730,104
                                                                  ------------
         Insurance -- 0.97%
  27,762 American International Group, Inc. (b).................     2,736,292
                                                                  ------------
         Investment Banking -- 2.49%
  21,000 Goldman Sachs Group, Inc...............................     2,245,688
  36,800 Merrill Lynch & Co.....................................     2,509,300
  28,900 Morgan Stanley Dean Witter & Co........................     2,290,325
                                                                  ------------
                                                                     7,045,313
                                                                  ------------
         Manufacturing -- Diversified -- 0.67%
  15,700 Minnesota Mining &
          Manufacturing Co......................................     1,891,850
                                                                  ------------
         Oil & Gas -- 1.99%
  38,900 Halliburton Co.........................................     1,410,125
  52,700 Schlumberger Ltd.......................................     4,212,706
                                                                  ------------
                                                                     5,622,831
                                                                  ------------
         Retail -- Building -- 1.99%
 123,050 Home Depot, Inc........................................     5,621,847
                                                                  ------------
         Retail -- Department Stores -- 1.59%
  56,300 Kohl's Corp. (b).......................................     3,434,300
  33,100 Target Corp............................................     1,067,475
                                                                  ------------
                                                                     4,501,775
                                                                  ------------
         Retail -- General Merchandise Chain -- 1.27%
  33,600 Costco Wholesale Corp. (b).............................     1,341,900
  42,500 Wal-Mart Stores, Inc...................................     2,257,813
                                                                  ------------
                                                                     3,599,713
                                                                  ------------
         Retail -- Specialty -- 0.61%
  54,300 Tiffany & Co...........................................     1,717,238
                                                                  ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

                                  Security                             Value
 Shares                         Description                           (Note 2)
 ------                         -----------                           --------
         Common Stocks (continued)
         Jennison Associates LLP (continued)
         Semiconductors -- 2.22%
   9,500 Analog Devices, Inc. (b).................................  $    486,281
  12,800 Applied Materials, Inc. (b)..............................       488,800
  12,400 Applied Micro Circuits Corp. (b).........................       930,581
  31,600 ASM Lithography Holding N.V. (b).........................       712,975
  43,800 Intel Corp...............................................     1,316,738
  49,600 Texas Instruments, Inc...................................     2,349,800
                                                                    ------------
                                                                       6,285,175
                                                                    ------------
         Telephone -- 0.16%
  45,200 Metromedia Fiber Network, Inc. (b).......................       457,650
                                                                    ------------
         Telephone Long Distance -- 2.04%
 141,100 Global Crossing Ltd. (b).................................     2,019,494
  38,231 NTL, Inc. (b)............................................       915,155
  69,300 Qwest Communications
          International (b).......................................     2,841,299
                                                                    ------------
                                                                       5,775,948
                                                                    ------------
         Total -- Jennison Associates LLP
          (cost $113,769,196)                                        141,479,514
                                                                    ------------
         Goldman Sachs Asset Management -- 46.88%
         Advertising -- 0.04%
   1,600 DoubleClick, Inc. (b)....................................        17,500
   1,900 TMP Worldwide, Inc. (b)..................................       104,500
                                                                    ------------
                                                                         122,000
                                                                    ------------
         Aerospace/Defense -- 0.53%
  22,900 Boeing Co................................................     1,511,400
                                                                    ------------
         Apparel -- 1.29%
   8,000 Abercrombie & Fitch Co. (b)..............................       160,000
  25,100 Intimate Brands, Inc.....................................       376,500
  63,100 Limited, Inc.............................................     1,076,644
  23,100 Nike, Inc. - Class B.....................................     1,289,269
  16,400 Talbots, Inc.............................................       748,250
                                                                    ------------
                                                                       3,650,663
                                                                    ------------
         Biotechnology -- 0.47%
   2,400 Applera Corp.............................................       225,750
  11,300 Chiron Corp. (b).........................................       502,849
   3,300 Genzyme Corp. (b)........................................       296,794
   6,700 Incyte Genomics, Inc.....................................       166,663
   3,100 Medarex, Inc. (b)........................................       126,325
                                                                    ------------
                                                                       1,318,381
                                                                    ------------
         Business Services -- 0.11%
  12,000 Robert Half International, Inc. (b)......................       318,000
                                                                    ------------
         Chemicals -- 0.24%
  18,700 Dow Chemical Co..........................................       684,888
                                                                    ------------
         Communications Equipment -- 1.45%
  35,000 ADC Telecommunications, Inc. (b).........................       634,375

                                  Security                             Value
 Shares                         Description                           (Note 2)
 ------                         -----------                           --------
         Communications Equipment (continued)
   1,500 Advanced Fibre Communications,
          Inc. (b)................................................  $     27,094
   3,125 Avaya, Inc. (b)..........................................        32,227
   6,600 CIENA Corp. (b)..........................................       535,838
   1,200 Copper Mountain Networks, Inc. (b).......................         7,088
  40,200 Corning, Inc.............................................     2,123,062
   5,300 Juniper Networks, Inc....................................       668,130
   2,300 Sycamore Networks, Inc. (b)..............................        86,250
                                                                    ------------
                                                                       4,114,064
                                                                    ------------
         Computer Hardware -- 6.47%
   7,300 3Com Corp. (b)...........................................        62,050
   5,800 Brocade Communications
          Systems, Inc............................................       532,513
     100 CacheFlow, Inc. (b)......................................         1,706
 189,200 Cisco Systems, Inc. (b)..................................     7,236,899
   9,600 Dell Computer Corp. (b)..................................       167,400
  58,900 EMC Corp. (b)............................................     3,916,850
   1,400 Extreme Networks, Inc. (b)...............................        54,775
   7,600 Hewlett Packard Co.......................................       239,875
  22,400 International Business Machines Corp.....................     1,904,000
  13,100 Network Appliance, Inc. (b)..............................       840,856
  14,705 Palm, Inc. (b)...........................................       416,335
   2,900 Redback Networks, Inc. (b)...............................       118,900
   2,800 SanDisk Corp. (b)........................................        77,875
   3,500 Solectron Corp. (b)......................................       118,650
  87,000 Sun Microsystems, Inc. (b)...............................     2,425,125
   7,100 Tech Data Corp. (b)......................................       192,033
                                                                    ------------
                                                                      18,305,842
                                                                    ------------
         Computer Services -- 2.28%
   7,200 Acxiom Corp. (b).........................................       280,350
     900 Akamai Technologies, Inc. (b)............................        19,013
   4,200 Amazon.Com, Inc. (b).....................................        65,363
  59,700 American Online, Inc. (b)................................     2,077,559
     500 At Home Corp. (b)........................................         2,766
   2,500 Automatic Data Processing, Inc...........................       158,281
   4,000 CMGI, Inc. (b)...........................................        22,375
     400 CNET, Inc. (b)...........................................         6,394
     900 Critical Path, Inc. (b)..................................        27,675
  14,700 DST Systems, Inc. (b)....................................       984,900
   3,000 eBay, Inc. (b)...........................................        99,000
  20,000 Electronic Data Systems Corp.............................     1,155,000
  11,200 Exodus Communications, Inc. (b)..........................       224,000
     600 homestore.com, Inc. (b)..................................        12,075
   6,400 InfoSpace.Com, Inc. (b)..................................        56,600
   2,400 Inktomi Corp. (b)........................................        42,900
   1,000 InterNAP Network Services Corp. (b)......................         7,250
   1,500 PSINet, Inc. (b).........................................         1,078
  10,900 Rational Software Corp...................................       424,419
     800 RealNetworks, Inc. (b)...................................         6,950
   2,500 Sapient Corp. (b)........................................        29,844

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

                                  Security                             Value
 Shares                         Description                           (Note 2)
 ------                         -----------                           --------
         Common Stocks (continued)
         Goldman Sachs Asset Management (continued)
         Computer Services (continued)
   8,600 TeleTech Holdings, Inc. (b)..............................  $    158,025
   5,045 Verisign, Inc. (b).......................................       374,355
   2,400 VerticalNet, Inc. (b)....................................        15,975
   1,100 WebMD Corp. (b)..........................................         8,731
   6,000 Yahoo!, Inc. (b).........................................       181,031
                                                                    ------------
                                                                       6,441,909
                                                                    ------------
         Computer Software -- 4.44%
   2,400 Adobe Systems, Inc.......................................       139,650
   3,200 Aether Systems, Inc. (b).................................       125,200
     400 Agile Software Corp. (b).................................        19,750
   4,400 Ariba, Inc. (b)..........................................       235,950
   1,000 Art Technology Group, Inc. (b)...........................        30,516
   9,900 BEA Systems, Inc. (b)....................................       666,393
   5,500 BroadVision, Inc. (b)....................................        64,969
   5,300 Commerce One, Inc. (b)...................................       134,488
   4,200 Convergys Corp...........................................       190,313
   2,050 E.piphany, Inc. (b)......................................       110,572
     500 Entrust Technologies, Inc. (b)...........................         6,500
   5,300 i2 Technologies, Inc. (b)................................       288,188
   3,300 Intuit, Inc. (b).........................................       130,144
     800 ISS Group, Inc. (b)......................................        62,800
   2,400 Kana Communications, Inc. (b)............................        27,600
     200 Liberate Technologies (b)................................         2,725
   1,200 Macromedia, Inc. (b).....................................        72,900
   3,600 Mercury Interactive Corp. (b)............................       324,900
  93,400 Microsoft Corp. (b)......................................     4,051,224
   2,000 Network Associates, Inc. (b).............................         8,375
   2,011 Openwave Systems, Inc....................................        96,378
 117,300 Oracle Corp. (b).........................................     3,409,030
     800 Portal Software, Inc. (b)................................         6,275
     300 RSA Security, Inc. (b)...................................        15,863
   8,900 Siebel Systems, Inc. (b).................................       601,862
   7,900 Sybase, Inc. (b).........................................       156,519
   3,400 Tibco Software, Inc. (b).................................       162,988
  14,775 Veritas Software Corp. (b)...............................     1,292,812
   4,500 Vignette Corp. (b).......................................        81,000
   2,300 Vitria Technology, Inc. (b)..............................        17,825
     200 webMethods, Inc. (b).....................................        17,788
                                                                    ------------
                                                                      12,551,497
                                                                    ------------
         Conglomerates -- 0.04%
   2,200 Honeywell International, Inc.............................       104,088
                                                                    ------------
         Department Stores -- 1.37%
   2,900 Kohl's Corp..............................................       176,900
  12,100 Neiman Marcus Group, Inc. -
          Class A (b).............................................       430,306
  42,800 Sears, Roebuck & Co......................................     1,487,300
  33,700 Wal-Mart Stores, Inc.....................................     1,790,313
                                                                    ------------
                                                                       3,884,819
                                                                    ------------

                                  Security                             Value
 Shares                         Description                           (Note 2)
 ------                         -----------                           --------
         Drugs -- 7.85%
  23,300 Abbott Laboratories (b)..................................  $  1,128,594
   3,200 Abgenix, Inc. (b)........................................       189,000
   4,100 ALPHARMA, Inc............................................       179,888
   2,200 Bristol-Myers Squibb Co..................................       162,663
   9,300 Eli Lilly & Co...........................................       865,481
   9,900 Forest Laboratories, Inc. -
          Class A (b).............................................     1,315,463
  20,600 Genentech, Inc...........................................     1,678,899
   5,300 ICN Pharmaceuticals, Inc. (b)............................       162,644
  17,800 IVAX Corp. (b)...........................................       681,740
  17,500 Johnson & Johnson........................................     1,838,593
   6,600 King Pharmaceuticals (b).................................       341,138
  45,900 Merck & Co., Inc.........................................     4,297,387
   2,600 Millennium Pharmaceuticals, Inc. (b).....................       160,875
 180,900 Pfizer, Inc..............................................     8,321,399
   4,500 Pharmacia Corp...........................................       274,500
  10,200 Schering-Plough Corp.....................................       578,850
                                                                    ------------
                                                                      22,177,114
                                                                    ------------
         Electric Utility -- 0.33%
  16,600 Calpine Corp. (b)........................................       748,037
   4,200 PPL Corp. (b)............................................       189,788
                                                                    ------------
                                                                         937,825
                                                                    ------------
         Electronic Equipment -- 2.20%
   8,100 Agilent Technologies, Inc. (b)...........................       443,475
   2,600 Amphenol Corp. - Class A (b).............................       101,888
   9,700 Arrow Electronics, Inc. (b)..............................       277,663
   7,300 Avnet, Inc...............................................       156,950
  17,600 AVX Corp.................................................       288,200
  19,200 General Motors Corp. - Class H (b).......................       441,600
   7,800 Integrated Device Technology, Inc. (b)...................       258,375
   6,100 Jabil Circuit, Inc. (b)..................................       154,788
  36,000 JDS Uniphase Corp. (b)...................................     1,500,749
  28,600 KEMET Corp. (b)..........................................       432,575
  27,800 Lucent Technologies Corp.................................       375,300
  13,675 Molex, Inc...............................................       485,462
   1,900 Newport Corp.............................................       149,358
   2,000 Power-One, Inc. (b)......................................        78,625
   4,300 Sanmina Corp. (b)........................................       329,488
   4,200 SCI Systems, Inc. (b)....................................       110,775
  42,600 Vishay Intertechnology, Inc. (b).........................       644,324
                                                                    ------------
                                                                       6,229,595
                                                                    ------------
         Entertainment -- 0.44%
  42,700 The Walt Disney Co.......................................     1,235,631
                                                                    ------------
         Financial Services -- 4.82%
   3,700 A.G. Edwards, Inc........................................       175,519
     200 Ameritrade Holding Corp. (b).............................         1,400
  26,900 Charles Schwab Corp......................................       763,288
   1,100 CheckFree Corp. (b)......................................        47,369
   3,100 E*Trade Group, Inc. (b)..................................        22,863

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

                                  Security                             Value
 Shares                         Description                           (Note 2)
 ------                         -----------                           --------
         Common Stocks (continued)
         Goldman Sachs Asset Management (continued)
         Financial Services (continued)
 206,200 General Electric Co......................................  $  9,884,712
  23,200 Lehman Brothers Holdings, Inc............................     1,568,899
  14,400 Merrill Lynch & Co., Inc.................................       981,900
   2,500 Morgan Stanley Dean Witter & Co..........................       198,125
                                                                    ------------
                                                                      13,644,075
                                                                    ------------
         Food & Beverages -- 1.58%
   9,900 Coca Cola Co.............................................       603,281
  25,100 ConAgra, Inc.............................................       652,600
  38,300 Pepsi Bottling Group, Inc................................     1,529,606
  33,800 PepsiCo, Inc.............................................     1,675,213
                                                                    ------------
                                                                       4,460,700
                                                                    ------------
         Health Care -- 1.29%
  20,500 Allergan, Inc............................................     1,984,656
  25,800 Amgen, Inc. (b)..........................................     1,649,588
                                                                    ------------
                                                                       3,634,244
                                                                    ------------
         Industrial Services  --  0.17%
  13,800 Hertz Corp...............................................       470,925
                                                                    ------------
         Media -- 0.76%
   3,100 Dow Jones & Co., Inc.....................................       175,538
  21,300 Infinity Broadcasting Corp. (b)..........................       595,069
  22,300 Time Warner, Inc.........................................     1,164,951
   4,600 Viacom Inc. - Class B (b)................................       215,050
                                                                    ------------
                                                                       2,150,608
                                                                    ------------
         Medical Providers -- 0.61%
  17,400 Cardinal Health, Inc.....................................     1,733,475
                                                                    ------------
         Oil & Gas -- 0.89%
   9,800 Apache Corp..............................................       686,613
   2,100 Exxon Mobil Corp.........................................       182,569
  24,600 Kerr-McGee Corp..........................................     1,646,662
                                                                    ------------
                                                                       2,515,844
                                                                    ------------
         Retail -- Specialty -- 1.05%
   8,400 Avon Products, Inc. (b)..................................       402,150
   6,000 Barnes & Noble, Inc. (b).................................       159,000
   6,000 CVS Corp.................................................       359,625
  27,100 Home Depot, Inc..........................................     1,238,131
  18,800 Tiffany & Co.............................................       594,550
   7,800 Zale Corp. (b)...........................................       226,688
                                                                    ------------
                                                                       2,980,144
                                                                    ------------
         Semiconductors -- 4.37%
  37,400 Advanced Micro Devices, Inc. (b).........................       516,588
  11,000 Analog Devices, Inc. (b).................................       563,063
   3,300 Applied Materials, Inc...................................       126,019
   9,200 Applied Micro Circuits Corp. (b).........................       690,431
   3,800 Broadcom Corp. - Class A (b).............................       319,200
   6,700 Cirrus Logic, Inc. (b)...................................       125,625

                                  Security                           Value
  Shares                        Description                         (Note 2)
  ------                        -----------                         --------
           Semiconductors (continued)
     6,500 Cree, Inc. (b).......................................  $    230,953
     1,200 GlobeSpan, Inc. (b)..................................        33,000
   168,600 Intel Corp...........................................     5,068,537
     8,600 Maxim Integrated Products, Inc. (b)..................       411,188
    20,500 Micron Technology, Inc. (b)..........................       727,749
     4,700 PMC-Sierra, Inc. (b).................................       369,538
     2,200 QLogic Corp. (b).....................................       169,400
     8,200 Rambus, Inc..........................................       296,225
     2,500 RF Micro Devices, Inc. (b)...........................        68,594
     4,500 SDL, Inc. (b)........................................       666,844
    11,000 Silicon Storage Technology, Inc. (b).................       130,625
    29,600 Texas Instruments, Inc...............................     1,402,299
     2,500 Vitesse Semiconductor Corp. (b)......................       138,281
     6,400 Xilinx, Inc. (b).....................................       295,200
                                                                  ------------
                                                                    12,349,359
                                                                  ------------
           Telecommunications -- 1.67%
    14,100 AT&T Corp............................................       244,106
    38,800 AT&T Wireless Group (b)..............................       671,725
    19,000 BCE, Inc.............................................       549,813
     7,000 BellSouth Corp.......................................       286,563
     5,300 Level 3 Communications, Inc. (b).....................       173,906
    24,400 Metromedia Fiber Network (b).........................       247,050
    22,372 Nortel Networks Corp. - ADR..........................       717,302
     4,300 QUALCOMM, Inc. (b)...................................       353,406
     4,900 Qwest Communications International, Inc. (b).........       200,900
    10,300 Scientific-Atlanta, Inc..............................       335,394
     7,200 Telephone & Data Systems, Inc........................       648,000
    14,550 WorldCom, Inc. (b)...................................       204,609
     4,600 XO Communications, Inc. (b)..........................        81,938
                                                                  ------------
                                                                     4,714,712
                                                                  ------------
           Transportation & Shipping -- 0.12%
     5,600 United Parcel Service, Inc. -
            Class B (b).........................................       329,350
                                                                  ------------
           Total -- Goldman Sachs Asset Management (cost
           $143,240,082)                                           132,571,152
                                                                  ------------
           Total Common Stocks (cost $257,009,278)..............   274,050,666
                                                                  ------------
           Money Market Mutual Funds -- 0.58%
           Jennison Associates LLP -- 0.58%
 1,634,076 BT Institutional Liquid Assets Fund..................     1,634,076
                                                                  ------------
           Total Money Market Mutual Funds (cost $1,634,076)....     1,634,076
                                                                  ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal                         Security                            Value
   Amount                         Description                         (Note 2)
 ---------                        -----------                         --------
            Short-Term Investments -- 2.54%
            Jennison Associates LLP -- 0.99%
            Commercial Paper -- 0.99%
 $2,800,000 American Express Co., 5.50%, 1/2/01...................  $  2,800,000
                                                                    ------------
            Goldman Sachs Asset Management -- 1.55%
            Cash & Equivalents -- 0.69%
        835 Deutsche Bank Cash Sweep..............................           835
  1,950,000 Morgan Stanley Collateral Account (c).................     1,950,000
                                                                    ------------
                                                                       1,950,835
                                                                    ------------

 Principal                        Security                           Value
   Amount                       Description                         (Note 2)
 ---------                      -----------                         --------
            Repurchase Agreements -- 0.86%
 $2,422,000 Deutsche Bank Repurchase Agreement, dated 12/29/00, due 1/2/01 at 5.75% with maturity value of
            $2,423,547 (Collateralized by $2,460,000 U.S.
            Treasury Note 5.00%, 4/30/01; value $2,474,125)....   $  2,422,000
                                                                  ------------
                                                                     4,372,835
                                                                  ------------
            Total Short-Term Investments (cost $7,172,835).....      7,172,835
                                                                  ------------
            Total Investments (cost $265,816,189) (a) --
              100.02%..........................................    282,857,577
            Liabilities in excess of other
             assets -- 0.02%                                           (66,816)
                                                                  ------------
            Total Net Assets -- 100.00%........................   $282,790,761
                                                                  ============

--------
ADR -- American Depository Receipt

(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized appreciation of securities as follows:

 Unrealized appreciation.........................................  $ 57,421,281
 Unrealized depreciation.........................................   (40,379,893)
                                                                   ------------
 Net unrealized appreciation.....................................  $ 17,041,388
                                                                   ============

(b)  Non-income producing securities.

(c) Principal amount of Securities pledged as collateral for open future contracts.

Futures

                Number of  Notional  Expiration Unrealized
                Contracts   Value       Date       Gain
                --------- ---------- ---------- ----------
Goldman Sachs Asset
 Management
S&P Futures --      13    $4,338,750 March 2001  $28,087

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments -- December 31, 2000 (Unaudited)

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Common Stocks -- 96.84%
           Frontier Capital Management Co. -- 67.21%
           Aerospace -- 1.19%
    56,600 BE Aerospace, Inc. (b)................................   $    905,600
    46,800 BFGoodrich Co.........................................      1,702,350
    62,300 Orbital Sciences Corp. (b)............................        256,988
                                                                    ------------
                                                                       2,864,938
                                                                    ------------
           Agriculture -- 0.63%
    71,700 Delta Pine & Land Co..................................      1,501,219
                                                                    ------------
           Broadcasting & Television -- 0.97%
    47,100 Charter Communications,
            Inc. (b).............................................      1,068,581
    15,600 PanAmSat Corp. (b)....................................        541,125
    52,000 UnitedGlobalCom, Inc. (b).............................        708,500
                                                                    ------------
                                                                       2,318,206
                                                                    ------------
           Building Materials & Components -- 0.54%
    44,700 Kaydon Corp...........................................      1,111,912
    23,800 U.S. Aggregates, Inc..................................        182,963
                                                                    ------------
                                                                       1,294,875
                                                                    ------------
           Business Equipment & Services -- 1.28%
    24,400 Cognex Corp. (b)......................................        539,850
   102,800 Profit Recovery Group International, Inc. (b).........        655,350
    65,700 Ritchie Bros. Auctioneers, Inc. (b)...................      1,363,275
    45,900 Spherion Corp. (b)....................................        519,244
                                                                    ------------
                                                                       3,077,719
                                                                    ------------
           Chemicals -- 1.56%
   110,900 Hexcel Corp. (b)......................................        991,169
   127,600 IMC Global, Inc.......................................      1,985,774
    24,100 TETRA Technology, Inc. (b)............................        768,188
                                                                    ------------
                                                                       3,745,131
                                                                    ------------
           Commercial Services -- 1.98%
    85,100 Bright Horizons Family Solutions, Inc. (b)............      2,223,238
    63,600 NOVA Corp. (b)........................................      1,268,025
   437,800 SITEL Corp. (b).......................................      1,258,675
                                                                    ------------
                                                                       4,749,938
                                                                    ------------
           Computer Equipment -- 3.31%
    52,600 Analog Devices, Inc. (b)..............................      2,692,462
    69,200 Artesyn Technologies, Inc. (b)........................      1,098,550
    66,200 Identix, Inc. (b).....................................        519,670
    30,900 InFocus Corp. (b).....................................        455,775
    79,600 Ingram Micro, Inc. (b)................................        895,500
   171,000 Iomega Corp...........................................        576,270
    29,000 Mercury Computer Systems, Inc. (b)....................      1,346,687
    12,800 SanDisk Corp. (b).....................................        356,000
                                                                    ------------
                                                                       7,940,914
                                                                    ------------

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Computer Services -- 1.59%
    37,900 Acxiom Corp. (b)......................................   $  1,475,731
    87,300 Attunity Ltd. (b).....................................        384,666
   107,500 Entrust Technologies, Inc. (b)........................      1,397,500
    25,700 Inforte Corp. (b).....................................        353,375
    69,600 MarketWatch.com, Inc. (b).............................        208,800
                                                                    ------------
                                                                       3,820,072
                                                                    ------------
           Computer Software -- 4.77%
   186,900 3DO Co. (b)...........................................        490,613
   126,700 Ansoft Corp. (b)......................................        855,225
    40,700 BMC Software, Inc. (b)................................        569,800
    32,400 Documentum, Inc. (b)..................................      1,609,874
    31,500 Hyperion Solutions Corp. (b)..........................        486,281
   206,300 Information Resources, Inc. (b).......................        683,369
   194,850 Informix Corp. (b)....................................        578,461
    70,000 Legato Systems, Inc. (b)..............................        520,625
   171,400 Parametric Technology Corp. (b).......................      2,303,187
    44,600 Progress Software Corp. (b)...........................        643,913
    63,800 Project Software Corp. (b)............................        684,853
    42,600 Sybase, Inc. (b)......................................        844,013
    25,000 Synopsys, Inc. (b)....................................      1,185,937
         1 Veritas Software Corp. (b)............................             58
                                                                    ------------
                                                                      11,456,209
                                                                    ------------
           Construction -- 2.29%
   105,400 Chicago Bridge & Iron Co..............................      1,890,613
    47,600 Clayton Homes, Inc....................................        547,400
    52,900 Fluor Corp. (b).......................................      1,749,006
    28,300 Jacobs Engineering Group, Inc. (b)....................      1,307,106
                                                                    ------------
                                                                       5,494,125
                                                                    ------------
           Drugs & Pharmaceuticals -- 0.90%
    62,200 Guilford Pharmaceuticals, Inc. (b)....................      1,119,600
    41,540 Mylan Laboratories, Inc...............................      1,046,289
                                                                    ------------
                                                                       2,165,889
                                                                    ------------
           Electrical & Electronics -- 5.24%
    59,100 Benchmark Electronics, Inc. (b).......................      1,333,444
    39,600 Harman International Industries, Inc..................      1,445,400
   197,100 LoJack Corp. (b)......................................      1,490,569
    42,000 LSI Logic Corp. (b)...................................        717,780
    72,500 Sensormatic Electronics Corp..........................      1,454,531
   125,000 Trimble Navigation Ltd. (b)...........................      2,999,999
   195,600 UCAR International, Inc. (b)..........................      1,907,100
    39,700 York International Corp...............................      1,218,294
                                                                    ------------
                                                                      12,567,117
                                                                    ------------
           Electronic Components & Instruments -- 4.51%
   126,800 Atmel Corp. (b).......................................      1,474,049
    66,020 Cirrus Logic, Inc. (b)................................      1,237,875
    27,800 Exar Corp. (b)........................................        861,366
   131,900 Indigo N.V. (b).......................................        478,138
    48,200 Kopin Corp. (b).......................................        533,213

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

                                   Security                            Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Common Stocks (continued)
           Frontier Capital Management Co. (continued)
           Electronic Components & Instruments (continued)
    66,700 Lam Research Corp. (b).................................  $    967,150
    69,400 Lattice Semiconductor Corp. (b)........................     1,275,224
    67,200 Power Integrations, Inc. (b)...........................       772,800
    52,600 SBS Technologies, Inc. (b).............................     1,574,712
    29,900 Semtech Corp. (b)......................................       659,669
    40,990 SIPEX Corp. (b)........................................       981,198
                                                                    ------------
                                                                      10,815,394
                                                                    ------------
           Energy -- 0.68%
    33,100 American Superconductor Corp. (b)......................       945,419
    52,900 Massey Energy Co.......................................       674,475
                                                                    ------------
                                                                       1,619,894
                                                                    ------------
           Engineering & Construction -- 0.88%
    53,100 Insituform Technologies,
            Class - A (b).........................................     2,117,363
                                                                    ------------
           Financial Services -- 2.31%
   100,000 Ameritrade Holding Corp.,
            Class - A (b).........................................       700,000
   191,300 E*Trade Group, Inc. (b)................................     1,410,837
    47,300 Investment Technology Group, Inc. (b)..................     1,974,774
    35,600 Knight Trading Group, Inc. (b).........................       496,175
    25,350 Waddell & Reed Financial, Inc..........................       953,794
                                                                    ------------
                                                                       5,535,580
                                                                    ------------
           Forest Products & Papers -- 1.10%
   115,998 Albany International Corp.,
            Class - A.............................................     1,558,723
    72,100 Smurfit-Stone Container Corp. (b)......................     1,076,994
                                                                    ------------
                                                                       2,635,717
                                                                    ------------
           Health Care -- 1.64%
    18,000 Express Scripts, Inc., Class - A (b)...................     1,840,500
    42,700 Omnicare, Inc..........................................       923,388
    46,400 Sunrise Assisted Living, Inc. (b)......................     1,160,000
                                                                    ------------
                                                                       3,923,888
                                                                    ------------
           Hospital Management & Services -- 0.71%
    45,300 Visible Genetics, Inc. (b).............................     1,710,075
                                                                    ------------
           Insurance -- 1.22%
         0 American International Group, Inc......................             6
    72,000 HCC Insurance Holdings, Inc............................     1,939,499
    11,300 XL Capital Ltd.........................................       987,338
                                                                    ------------
                                                                       2,926,843
                                                                    ------------
           Manufacturing -- 0.34%
    38,700 Flowserve Corp.........................................       827,213
                                                                    ------------
           Medical -- Biotechnology--0.57%
    50,400 Arena Pharmaceuticals, Inc. (b)........................       781,200

                                   Security                            Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Medical -- Biotechnology (continued)
    32,400 Gene Logic, Inc. (b)...................................  $    595,350
                                                                    ------------
                                                                       1,376,550
                                                                    ------------
           Medical Supplies -- 1.55%
   145,400 Endocardial Solutions, Inc. (b)........................       445,288
    45,600 Haemonetics Corp. (b)..................................     1,407,900
   115,600 STERIS Corp. (b).......................................     1,864,050
                                                                    ------------
                                                                       3,717,238
                                                                    ------------
           Metals -- 0.24%
    82,800 Northwest Pipe Co. (b).................................       584,775
                                                                    ------------
           Oil & Gas -- 7.12%
    44,700 Anadarko Petroleum Corp................................     3,177,275
    97,200 Chiles Offshore LLC (b)................................     2,429,999
   198,800 Friede Goldman Halter, Inc. (b)........................       708,225
    32,700 National-Oilwell, Inc. (b).............................     1,265,081
    32,600 Noble Drilling Corp. (b)...............................     1,416,063
   136,100 Ocean Energy, Inc. (b).................................     2,364,738
    33,400 Swift Energy Co. (b)...................................     1,256,675
    51,200 Talisman Energy, Inc. (b)..............................     1,897,600
    31,700 Transocean Sedco Forex, Inc............................     1,458,200
    51,100 Varco International, Inc. (b)..........................     1,111,425
                                                                    ------------
                                                                      17,085,281
                                                                    ------------
           Packaging/Containers -- 1.54%
    61,100 Crown Cork & Seal Co., Inc. (b)........................       454,431
   135,100 Packaging Corporation of America (b)...................     2,178,488
    85,960 Pactiv Corp. (b).......................................     1,063,755
                                                                    ------------
                                                                       3,696,674
                                                                    ------------
           Publishing & Printing -- 0.22%
    16,700 Meredith Corp..........................................       537,531
                                                                    ------------
           Railroads -- 0.95%
   193,580 Wabtec Corp............................................     2,274,565
                                                                    ------------
           Real Estate -- 0.06%
    11,100 Jones Lang LaSalle, Inc. (b)...........................       154,013
                                                                    ------------
           Recreation -- 2.24%
    84,400 Callaway Golf Co.......................................     1,571,950
   125,000 Six Flags, Inc. (b)....................................     2,148,438
    69,000 Speedway Motorsports, Inc. (b).........................     1,656,000
                                                                    ------------
                                                                       5,376,388
                                                                    ------------
           Restaurants -- 0.39%
   336,700 CKE Restaurants, Inc...................................       925,925
                                                                    ------------
           Retail -- 1.05%
    35,800 99 Cents Only Stores (b)...............................       980,025
    86,200 Claire's Stores, Inc...................................     1,546,213
                                                                    ------------
                                                                       2,526,238
                                                                    ------------
           Steel -- 4.21%
   147,473 AK Steel Holding Corp..................................     1,290,389
   122,250 Allegheny Technologies, Inc. (b).......................     1,940,718

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

                                 Security                           Value
  Shares                       Description                         (Note 2)
  ------                       -----------                         --------
           Common Stocks (continued)
           Frontier Capital Management Co. (continued)
           Steel (continued)
    31,800 Carpenter Technology Corp..........................   $  1,113,000
   136,700 Precision Castparts Corp...........................      5,749,943
                                                                 ------------
                                                                   10,094,050
                                                                 ------------
           Telecommunications -- 2.10%
    31,418 Adelphia Communications Corp.,
            Class - A (b).....................................      1,621,953
    23,400 American Tower Corp. (b)...........................        886,275
   133,000 InterVoice, Inc. (b)...............................        964,250
   189,800 P-Com, Inc. (b)....................................        581,263
    84,150 WinStar Communications, Inc. (b)...................        988,763
                                                                 ------------
                                                                    5,042,504
                                                                 ------------
           Telecommunications Equipment -- 1.33%
    26,200 Brooktrout, Inc. (b)...............................        248,081
    29,900 DMC Stratex Networks, Inc. (b).....................        448,500
    43,000 Garmin Ltd. (b)....................................        849,250
    73,400 Glenayre Technologies, Inc. (b)....................        259,194
    39,400 Harris Corp........................................      1,206,625
    56,300 Westell Technologies Inc. (b)......................        172,419
                                                                 ------------
                                                                    3,184,069
                                                                 ------------
           Textile Manufacturing -- 1.01%
   232,600 Unifi, Inc. (b)....................................      2,078,863
    46,500 WestPoint Stevens, Inc.............................        348,285
                                                                 ------------
                                                                    2,427,148
                                                                 ------------
           Toys -- 1.17%
   197,200 Hasbro, Inc........................................      2,095,250
    49,440 Mattel, Inc........................................        713,914
                                                                 ------------
                                                                    2,809,164
                                                                 ------------
           Transportation -- 0.72%
    54,500 Kirby Corp. (b)....................................      1,144,500
    28,900 Swift Transportation Co., Inc. (b).................        572,581
                                                                 ------------
                                                                    1,717,081
                                                                 ------------
           Waste Disposal -- 1.10%
   154,000 Republic Services, Inc. (b)........................      2,646,875
                                                                 ------------
           Total -- Frontier Capital Management Co. (cost
           $147,170,432)......................................    161,284,388
                                                                 ------------
           Geewax, Terker & Co. -- 13.05%
           Advertising -- 0.03%
     1,790 Advo, Inc. (b).....................................         79,431
                                                                 ------------
           Agriculture -- 0.01%
     1,690 Delta & Pine Land Co...............................         35,384
                                                                 ------------
           Airlines -- 0.02%
     1,570 Alaska Air Group, Inc. (b).........................         46,708
                                                                 ------------

                                   Security                            Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Auto Parts -- 0.20%
     2,090 BorgWarner, Inc........................................  $     83,600
     1,850 CLARCOR, Inc...........................................        38,272
    10,900 Lear Corp. (b).........................................       270,456
     2,900 Superior Industries International, Inc. (b)............        91,531
                                                                    ------------
                                                                         483,859
                                                                    ------------
           Banking -- 1.23%
     2,900 American Financial Holdings, Inc.......................        59,813
     9,620 BancorpSouth, Inc......................................       117,244
     2,690 Bank United Corp.......................................       183,424
     2,372 BOK Financial Corp. (b)................................        50,405
    18,000 Colonial Bancgroup, Inc................................       193,500
     2,750 Commerce Bancorp.......................................       188,031
     6,100 Commercial Federal Corp................................       118,569
     1,990 Community First Bankshares, Inc........................        37,561
     1,900 Corus Bankshares, Inc..................................        94,020
     9,400 Cullen/Frost Bankers, Inc..............................       393,037
     2,396 F&M National Corp......................................        62,596
     4,400 First Midwest Bancorp, Inc.............................       126,500
     6,290 First Sentinel Bancorp, Inc............................        72,335
     4,540 Fulton Financial Corp..................................       104,704
     9,850 Independence Community Bank Corp.......................       156,984
     2,400 MAF Bancorp, Inc.......................................        68,250
     2,242 National Penn Bancshares, Inc..........................        45,255
     2,500 Provident Financial Group, Inc.........................        93,750
     9,968 Republic Bancorp, Inc..................................       107,779
     5,000 Richmond County Financial Corp.........................       130,625
       870 Silicon Valley Bancshares (b)..........................        30,069
     3,750 Staten Island Bancorp, Inc.............................        80,156
     2,890 UCBH Holdings, Inc.....................................       134,746
     5,300 Webster Financial Corp.................................       150,056
     3,800 Whitney Holding Corp...................................       137,988
                                                                    ------------
                                                                       2,937,397
                                                                    ------------
           Beverages -- 0.14%
     3,460 Constellation Brands, Inc. (b).........................       203,275
     2,650 Robert Mondavi Corp. (b)...............................       143,431
                                                                    ------------
                                                                         346,706
                                                                    ------------
           Broadcasting & Cable TV -- 0.06%
     1,630 Insight Communications Co.,
            Inc. (b)..............................................        38,305
     1,280 LodgeNet Entertainment Corp. (b).......................        22,560
     5,150 Salem Communications Corp. (b).........................        76,928
                                                                    ------------
                                                                         137,793
                                                                    ------------
           Building Materials & Components -- 0.17%
     4,300 Carlisle Companies, Inc................................       184,632
     2,000 Shaw Group, Inc. (b)...................................       100,000
     3,400 Texas Industries, Inc..................................       102,000

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

                                   Security                            Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Common Stocks (continued)
           Geewax, Terker & Co. (continued)
           Building Materials & Components (continued)
     1,030 Valmont Industries, Inc................................  $     18,926
                                                                    ------------
                                                                         405,558
                                                                    ------------
           Casinos & Gaming -- 0.04%
     7,280 Aztar Corp. (b)........................................        94,185
                                                                    ------------
           Chemicals -- 0.31%
     1,300 Brady Corp.............................................        43,956
     2,500 Cambrex Corp...........................................       113,125
     2,400 ChemFirst, Inc.........................................        52,950
     6,070 Cytec Industries, Inc. (b).............................       242,420
     4,200 Olin Corp..............................................        92,925
     3,500 OM Group, Inc..........................................       191,188
                                                                    ------------
                                                                         736,564
                                                                    ------------
           Computer Equipment -- 0.01%
     1,080 InFocus Corp...........................................        15,930
                                                                    ------------
           Computer Software -- 0.00%
     1,630 New Era of Networks, Inc. (b)..........................         9,576
                                                                    ------------
           Conglomerates -- 0.13%
    12,300 ALLETE.................................................       305,194
                                                                    ------------
           Consumer Products -- 0.09%
     5,290 Alberto-Culver Co., Class - B..........................       226,478
                                                                    ------------
           Electric Utility -- 0.85%
     1,900 Black Hills Corp.......................................        85,025
     5,710 Cleco Corp.............................................       312,623
     6,550 Energen Corp...........................................       210,828
     3,710 IDACORP, Inc...........................................       182,022
     4,410 Kansas City Power & Light Co...........................       120,999
    13,200 MDU Resources Group, Inc...............................       429,000
     3,000 NorthWestern Corp......................................        69,375
    10,420 Sierra Pacific Resources...............................       167,371
    12,820 Western Resources, Inc.................................       318,096
     4,120 WPS Resources Corp.....................................       151,668
                                                                    ------------
                                                                       2,047,007
                                                                    ------------
           Electrical & Electronics -- 0.22%
     3,420 Anixter International, Inc. (b)........................        73,958
     4,220 Cable Design Technologies Corp. (b)....................        70,949
     3,700 Coherent, Inc. (b).....................................       120,250
     7,700 Tektronix, Inc.........................................       259,393
                                                                    ------------
                                                                         524,550
                                                                    ------------
           Electronic Components & Instruments -- 0.66%
     2,000 Amphenol Corp., Class - A (b)..........................        78,375
     2,700 APW Ltd. (b)...........................................        91,125
     4,340 Belden, Inc............................................       110,128
     2,380 Cirrus Logic, Inc......................................        44,625
     2,520 Electro Scientific Industries, Inc. (b)................        70,560
     1,710 ESCO Technologies, Inc. (b)............................        35,376

                                   Security                            Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Electronic Components & Instruments (continued)
     4,170 Harman International
            Industries, Inc.......................................  $    152,205
     2,800 Integrated Device Technology,
            Inc. (b)..............................................        92,750
     5,500 Kent Electronics Corp. (b).............................        90,750
      2,64 Park Electrochemical Corp..............................        81,015
     3,800 PerkinElmer, Inc.......................................       398,999
       700 Photronics, Inc. (b)...................................        16,406
     5,000 Pioneer Standard Electronics, Inc. (b).................        55,000
     3,710 Technitrol, Inc........................................       152,574
     4,400 Ultratech Stepper, Inc. (b)............................       113,850
                                                                    ------------
                                                                       1,583,738
                                                                    ------------
           Electronics/Technology -- 0.23%
     5,185 Alliant Techsystems, Inc. (b)..........................       346,099
    10,690 Sensormatic Electronics Corp. (b)......................       214,468
                                                                    ------------
                                                                         560,567
                                                                    ------------
           Financial Services -- 0.28%
    15,760 Allied Capital Corp....................................       328,990
     5,950 First American Financial Corp..........................       195,606
     1,710 LaBranche & Co., Inc. (b)..............................        52,262
     3,040 Raymond James Financial, Inc...........................       106,020
                                                                    ------------
                                                                         682,878
                                                                    ------------
           Food Processing -- 0.44%
     2,250 Earthgrains Co.........................................        41,625
     4,000 Performance Food Group Co. (b).........................       205,063
     4,300 Ralcorp Holdings, Inc. (b).............................        70,413
     8,430 Sensient Technologies Corp.............................       191,783
     7,800 Smithfield Foods, Inc. (b).............................       237,120
     6,210 Suiza Foods Corp. (b)..................................       298,079
                                                                    ------------
                                                                       1,044,083
                                                                    ------------
           Footwear -- 0.10%
     3,400 Payless ShoeSource, Inc. (b)...........................       240,550
                                                                    ------------
           Grocery -- 0.02%
     3,700 Casey's General Stores, Inc............................        55,269
                                                                    ------------
           Health Care -- 0.64%
     5,800 Coventry Health Care, Inc. (b).........................       154,788
    25,300 Health Net, Inc. (b)...................................       662,543
     1,100 Henry Schein, Inc. (b).................................        38,088
     5,700 Humana, Inc. (b).......................................        86,925
    18,960 Manor Care, Inc. (b)...................................       391,050
     3,300 Mid Atlantic Medical Services,
            Inc. (b)..............................................        65,381
     7,950 Quorum Health Group, Inc. (b)..........................       125,213
                                                                    ------------
                                                                       1,523,988
                                                                    ------------
           Homebuilders -- 0.51%
     9,100 Centex Corp............................................       341,818
     6,400 Kaufman & Broad Home Corp. (b).........................       215,600
     9,310 Lennar Corp............................................       337,488


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

                                   Security                            Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Common Stocks (continued)
           Geewax, Terker & Co. (continued)
           Homebuilders (continued)
     3,750 Pulte Corp.............................................  $    158,203
     2,260 Ryland Group, Inc......................................        92,095
     1,800 Toll Brothers, Inc. (b)................................        73,575
                                                                    ------------
                                                                       1,218,779
                                                                    ------------
           Hotel & Motel -- 0.10%
    10,110 Extended Stay America, Inc.............................       129,914
     9,120 Prime Hospitality Corp. (b)............................       106,020
                                                                    ------------
                                                                         235,934
                                                                    ------------
           Insurance -- 0.50%
       500 Allegheny Corp. (b)....................................       102,750
       919 American International Group, Inc......................        90,595
     3,360 Arthur J. Gallagher & Co...............................       213,780
     5,990 Fidelity National Financial, Inc.......................       221,256
     4,200 HCC Insurance Holdings, Inc............................       113,138
     1,730 Radian Group, Inc......................................       129,858
     6,760 StanCorp Financial Group, Inc..........................       322,789
                                                                    ------------
                                                                       1,194,166
                                                                    ------------
           Machinery & Engineering -- 0.04%
     3,340 Kennametal, Inc........................................        97,278
                                                                    ------------
           Manufacturing -- 0.40%
     6,640 AptarGroup, Inc........................................       195,050
     1,930 Donaldson Co., Inc.....................................        53,678
     2,160 Harsco Corp............................................        53,325
     3,800 Idex Corp..............................................       125,875
     1,900 Milacron, Inc..........................................        30,519
     4,800 Teleflex, Inc..........................................       212,100
     2,400 Toro Co................................................        88,050
     6,410 York International Corp................................       196,707
                                                                    ------------
                                                                         955,304
                                                                    ------------
           Medical -- Biotechnology--0.23%
     3,700 Cell Genesys, Inc. (b).................................        84,406
     2,444 Elan Corp., PLC--ADR (b)...............................       114,410
       700 IntraBiotics Pharmaceuticals, Inc......................         6,738
     4,050 Invitrogen Corp. (b)...................................       349,818
                                                                    ------------
                                                                         555,372
                                                                    ------------
           Medical Supplies -- 0.18%
     2,700 Datascope Corp.........................................        92,475
     4,800 Invacare Corp. (b).....................................       164,400
     4,770 Steris Corp............................................        76,916
     2,800 Vital Signs, Inc.......................................        89,950
                                                                    ------------
                                                                         423,741
                                                                    ------------
           Natural Gas Utilities -- 0.66%
    11,370 AGL Resources, Inc.....................................       250,851
     3,400 Laclede Gas Co.........................................        79,475
     3,300 New Jersey Resources Corp..............................       142,725
     2,900 Northwest Natural Gas Co...............................        76,850

                                   Security                            Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Natural Gas Utilities (continued)
     1,500 NUI Corp...............................................  $     48,281
     3,740 Oneok, Inc.............................................       180,221
     6,960 People's Energy Corp...................................       311,460
     2,380 Piedmont Natural Gas Co., Inc..........................        90,886
     1,200 South Jersey Industries, Inc...........................        35,700
     4,290 UGI Corp...............................................       108,591
     8,690 WGL Holdings, Inc......................................       264,502
                                                                    ------------
                                                                       1,589,542
                                                                    ------------
           Oil & Gas -- 0.67%
     7,650 Comstock Resources Inc. (b)............................       112,838
     5,940 Cross Timbers Oil Co...................................       164,834
     1,600 Key Production Co., Inc. (b)...........................        53,700
     1,000 Louis Dreyfus Natural Gas Corp. (b)....................        45,813
     3,570 Midcoast Energy Resources, Inc.........................        77,871
     2,840 Nuevo Energy Co. (b)...................................        49,168
     4,230 Oceaneering International, Inc. (b)....................        82,221
     2,390 Patina Oil & Gas Corp..................................        57,360
    22,470 Pioneer Natural Resources Co. (b)......................       442,377
      ,250 Pure Resources, Inc. (b)...............................        25,313
     8,700 Tesoro Petroleum Corp. (b).............................       101,138
     6,200 Tom Brown, Inc. (b)....................................       203,824
     3,000 Unit Corp..............................................        56,813
     6,040 Vintage Petroleum, Inc.................................       129,859
                                                                    ------------
                                                                       1,603,129
                                                                    ------------
           Packaging/Containers -- 0.07%
     3,530 Ball Corp..............................................       162,601
                                                                    ------------
           Paper Products -- 0.04%
     1,540 Glatfelter (P.H.) Co...................................        19,173
     2,400 Potlatch Corp..........................................        80,550
                                                                    ------------
                                                                          99,723
                                                                    ------------
           Pharmaceuticals -- 0.38%
     2,370 Alpharma, Inc..........................................       103,984
    14,070 Bergen Brunswig Corp...................................       222,728
     3,200 Bindley Western Industries, Inc........................       133,000
    17,650 Omnicare, Inc..........................................       381,681
     2,730 Praecis Pharmaceuticals, Inc. (b)......................        79,853
                                                                    ------------
                                                                         921,246
                                                                    ------------
           Publishing & Printing -- 0.11%
     1,590 Houghton Mifflin Co....................................        73,736
     4,000 Journal Register Co. (b)...............................        64,250
     1,440 Scholastic Corp. (b)...................................       127,620
                                                                    ------------
                                                                         265,606
                                                                    ------------
           Real Estate -- 1.49%
       700 Alexandria Real Estate Equities, Inc...................        26,031
     3,300 Bedford Property Investors, Inc........................        66,825
     2,610 BRE Properties, Inc....................................        82,704
     4,800 Cabot Industrial Trust.................................        92,100
     5,740 Camden Property Trust..................................       192,290
     4,300 Catellus Development Corp. (b).........................        75,250

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

                                   Security                            Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Common Stocks (continued)
           Geewax, Terker & Co. (continued)
           Real Estate (continued)
     3,000 CenterPoint Properties Trust...........................  $    141,750
     2,200 Chelsea GCA Realty, Inc................................        81,125
     8,260 Developers Diversified Realty Corp.....................       109,961
     2,700 EastGroup Properties, Inc..............................        60,413
     2,650 Essex Property Trust, Inc..............................       145,088
     4,700 FelCor Lodging Trust, Inc..............................       112,506
     7,980 First Industrial Realty Trust, Inc.....................       271,319
     2,770 Forest City Enterprises, Inc.,
            Class - A.............................................       108,584
     5,300 Glenborough Realty Trust, Inc..........................        92,088
     4,360 Health Care Property Investors, Inc....................       130,255
     4,700 Health Care REIT, Inc..................................        76,375
     3,220 Healthcare Realty Trust, Inc...........................        68,425
     6,200 Highwoods Properties, Inc..............................       154,225
    11,710 IndyMac Mortgage Holdings,
            Inc. (b)..............................................       345,444
     3,700 LNR Property Corp......................................        81,400
     2,080 Macerich Co............................................        39,910
     6,100 MeriStar Hospitality Corp..............................       120,094
     3,400 Pacific Gulf Properties, Inc...........................        20,825
     1,900 Parkway Properties, Inc................................        56,406
     3,800 PS Business Parks, Inc.................................       105,640
     6,120 Reckson Associates Realty Corp.........................       153,383
     9,940 Regency Realty Corp....................................       235,454
     4,040 SL Green Realty Corp...................................       113,120
     4,100 Summit Properties, Inc.................................       106,600
     8,700 United Dominion Realty Trust, Inc......................        94,069
                                                                    ------------
                                                                       3,559,659
                                                                    ------------
           Recreation -- 0.03%
     2,100 Anchor Gaming (b)......................................        81,900
                                                                    ------------
           Rental & Leasing -- 0.08%
     1,380 Aaron Rents, Inc.......................................        19,406
     2,300 Avis Rent a Car, Inc. (b)..............................        74,894
     5,710 Ryder Systems, Inc.....................................        94,929
                                                                    ------------
                                                                         189,229
                                                                    ------------
           Restaurants -- 0.17%
    10,600 CBRL Group, Inc........................................       192,787
     5,937 IHOP Corp. (b).........................................       128,759
       300 Krispy Kreme Doughnuts, Inc. (b).......................        24,900
     5,830 Ryan's Family Steak Houses, Inc. (b)...................        55,021
                                                                    ------------
                                                                         401,467
                                                                    ------------
           Retail -- 0.44%
     1,000 Ann Taylor Stores Corp. (b)............................        24,938
     6,700 Barnes & Noble, Inc. (b)...............................       177,550
     9,600 Borders Group, Inc. (b)................................       112,200
     1,330 Footstar, Inc. (b).....................................        65,835
     2,940 Fred's, Inc............................................        61,924

                                   Security                            Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Retail (continued)
     2,650 Neiman-Marcus Group, Inc.,
            Class - A (b).........................................  $     94,241
    13,200 Pier 1 Imports, Inc....................................       136,125
     6,780 Polo Ralph Lauren Corp. (b)............................       151,279
    14,300 Venator Group, Inc. (b)................................       221,649
                                                                    ------------
                                                                       1,045,741
                                                                    ------------
           Rubber & Plastics -- 0.04%
     8,600 Cooper Tire & Rubber Co................................        91,375
       400 Rogers Corp. (b).......................................        16,425
                                                                    ------------
                                                                         107,800
                                                                    ------------
           Steel -- 0.28%
    10,980 AK Steel Holding Corp..................................        96,075
     2,700 Commercial Metals Co...................................        60,075
    10,830 Precision Castparts Corp...............................       455,536
     2,450 Reliance Steel & Aluminum Co...........................        60,638
                                                                    ------------
                                                                         672,324
                                                                    ------------
           Telecommunications
           Equipment -- 0.10%
     3,200 Anaren Microwave, Inc. (b).............................       215,000
     1,000 Illuminet Holdings, Inc. (b)...........................        22,938
                                                                    ------------
                                                                         237,938
                                                                    ------------
           Tobacco -- 0.07%
     5,100 Universal Corp. (b)....................................       178,500
                                                                    ------------
           Transportation -- 0.16%
     1,800 American Freightways Corp. (b).........................        50,288
     1,500 Arkansas Best Corp. (b)................................        27,469
       230 CNF, Inc...............................................         7,777
     3,750 Midwest Express Holdings, Inc. (b).....................        55,078
     3,610 Overseas Shipholding Group, Inc........................        82,803
     1,310 Roadway Express, Inc...................................        27,756
     2,740 Skywest, Inc. (b)......................................        78,775
     2,840 Werner Enterprises, Inc................................        48,280
                                                                    ------------
                                                                         378,226
                                                                    ------------
           Utilities -- Electrical & Gas--0.21%
     9,500 Conectiv, Inc..........................................       190,594
    12,690 Vectren Corp...........................................       325,181
                                                                    ------------
                                                                         515,775
                                                                    ------------
           Water Utility -- 0.21%
     3,610 American States Water Co...............................       133,119
     2,400 California Water Sevice Group..........................        64,800
    12,400 Philadelphia Suburban Corp.............................       303,800
                                                                    ------------
                                                                         501,719
                                                                    ------------
           Total -- Geewax, Terker & Co.
            (cost $24,249,148)....................................    31,316,092
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

                                  Security                            Value
  Shares                         Description                         (Note 2)
  ------                         -----------                         --------
           Common Stocks (continued)
           Sterling Johnston -- 16.58%
           Airline Services -- 0.35%
    17,100 Atlantic Coast Airlines Holdings,
            Inc. (b).............................................  $    698,962
     4,900 Frontier Airlines, Inc. (b)...........................       151,594
                                                                   ------------
                                                                        850,556
                                                                   ------------
           Banking -- 0.57%
    32,100 Doral Financial Corp..................................       776,419
    11,600 East West Bancorp, Inc................................       289,275
     6,800 Southwest Bancorp of Texas, Inc. (b)..................       291,975
                                                                   ------------
                                                                      1,357,669
                                                                   ------------
           Commercial Services -- 0.10%
    11,300 Applied Films Corp. (b)...............................       230,944
                                                                   ------------
           Computer Services -- 0.97%
     7,700 Avocent Corp. (b).....................................       207,900
    22,900 Computer Network Technology
            Corp. (b)............................................       659,806
    13,000 IKOS Systems, Inc. (b)................................       115,375
    17,600 MapInfo Corp. (b).....................................       831,601
    18,700 Mentor Graphics Corp. (b).............................       513,081
                                                                   ------------
                                                                      2,327,763
                                                                   ------------
           Computer Software -- 0.31%
    13,600 AremisSoft Corp. (b)..................................       580,550
     3,400 Great Plains Software, Inc. (b).......................       160,013
                                                                   ------------
                                                                        740,563
                                                                   ------------
           Electronic Components & Instruments -- 1.56%
    22,100 Advanced Digital Information
            Corp. (b)............................................       508,299
    17,200 Advanced Energy Industries, Inc. (b)..................       387,000
    11,400 Brooks Automation, Inc. (b)...........................       319,913
     4,100 Coherent, Inc.........................................       133,250
    13,200 Credence Systems Corp. (b)............................       303,600
     9,500 Elantec Semiconductor, Inc. (b).......................       263,625
    17,700 LTX Corp. (b).........................................       229,270
     9,500 Nam Tai Electronics, Inc..............................       144,875
    29,400 Oak Technology, Inc. (b)..............................       255,413
    22,100 Planar Systems, Inc. (b)..............................       549,737
    16,300 PRI Automation, Inc. (b)..............................       305,625
    14,500 Varian Semiconductor Equipment Associates, Inc. (b)...       344,375
                                                                   ------------
                                                                      3,744,982
                                                                   ------------
           Food Processing -- 0.19%
    14,200 Dreyer's Grand Ice Cream, Inc.........................       457,950
                                                                   ------------
           Health Care -- 2.09%
    15,300 AdvancePCS (b)........................................       696,150
    17,400 AmeriPath, Inc. (b)...................................       435,000

                                   Security                            Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Health Care (continued)
    26,200 Apria Healthcare Group, Inc. (b).......................  $    779,449
    27,300 Coventry Health Care, Inc..............................       728,569
    24,100 DaVita, Inc. (b).......................................       412,713
     7,300 Dianon Systems, Inc. (b)...............................       320,288
    42,400 Humana, Inc............................................       646,600
    20,400 Province Healthcare Co. (b)............................       803,249
     7,100 Renal Care Group, Inc. (b).............................       194,695
                                                                    ------------
                                                                       5,016,713
                                                                    ------------
           Insurance -- 0.63%
     6,000 HCC Insurance Holdings, Inc............................       161,625
     3,300 Mercury General Corp...................................       144,788
    25,200 Mid Atlantic Medical Services, Inc.....................       499,274
    12,200 Oxford Health Plans, Inc. (b)..........................       481,900
     4,600 W.R. Berkley Corp......................................       217,063
                                                                    ------------
                                                                       1,504,650
                                                                    ------------
           Manufacturing -- 0.14%
    15,200 Engineered Support Systems, Inc........................       330,600
                                                                    ------------
           Medical -- Biotechnology--1.02%
    14,400 ArQule, Inc. (b).......................................       460,800
    51,700 Conceptus, Inc. (b)....................................       678,563
    17,100 Pharmaceutical Product Development, Inc. (b)...........       849,656
    58,700 Vion Pharmaceuticals, Inc. (b).........................       469,600
                                                                    ------------
                                                                       2,458,619
                                                                    ------------
           Medical Supplies -- 0.76%
     1,100 Aksys Ltd. (b).........................................        18,150
    18,200 Henry Schein, Inc. (b).................................       630,175
    25,900 iSTAT Corp. (b)........................................       684,732
    32,500 Serologicals Corp. (b).................................       489,531
                                                                    ------------
                                                                       1,822,588
                                                                    ------------
           Oil & Gas -- 4.83%
    74,800 Chesapeake Energy Corp. (b)............................       757,350
    51,100 Comstock Resources, Inc................................       753,725
    29,700 Cross Timbers Oil Co...................................       824,175
    18,700 Evergreen Resources, Inc. (b)..........................       722,288
   171,700 Grey Wolf, Inc. (b)....................................     1,008,737
    98,600 Key Energy Services, Inc. (b)..........................     1,029,137
    11,000 Louis Dreyfus Natural Gas Corp.........................       503,938
   129,700 Parker Drilling Co. (b)................................       656,606
    30,900 Patina Oil & Gas Corp..................................       741,600
    33,800 Pride International, Inc. (b)..........................       832,325
    23,200 Quicksilver Resources, Inc. (b)........................       449,500
    27,300 St. Mary Land & Exploration Co.........................       909,430
    58,280 Superior Energy Services, Inc. (b).....................       670,220
    55,400 Trico Marine Services, Inc. (b)........................       855,238
    39,700 Vintage Petroleum, Inc.................................       853,550
                                                                    ------------
                                                                      11,567,819
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

                                   Security                            Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Common Stocks (continued)
           Sterling Johnston (continued)
           Pharmaceuticals -- 0.99%
     7,900 Closure Medical Corp. (b)..............................  $    284,400
    22,200 Noven Pharmaceuticals, Inc. (b)........................       829,725
    41,100 SICOR, Inc. (b)........................................       593,381
    12,900 Syncor International Corp. (b).........................       469,238
     6,400 Taro Pharmaceutical Industries
            Ltd. (b)..............................................       198,800
                                                                    ------------
                                                                       2,375,544
                                                                    ------------
           Recreation -- 0.22%
    28,800 Callaway Golf Co.......................................       536,400
                                                                    ------------
           Restaurants -- 0.07%
     7,500 Bob Evans Farms, Inc...................................       159,844
                                                                    ------------
           Retail -- 1.10%
    20,400 Dress Barn, Inc. (b)...................................       591,600
    18,800 Genesco, Inc. (b)......................................       459,425
    17,100 K-Swiss, Inc...........................................       427,500
    39,000 Nautica Enterprises, Inc. (b)..........................       594,141
    14,000 Pacific Sunwear of California, Inc. (b)................       358,750
    18,600 Stein Mart, Inc. (b)...................................       216,225
                                                                    ------------
                                                                       2,647,641
                                                                    ------------
           Telecommunications
           Equipment -- 0.50%
    35,600 ROHN Industries, Inc. (b)..............................       135,725
    10,200 SafeNet, Inc. (b)......................................       479,400
    25,200 Teledyne Technologies, Inc. (b)........................       595,350
                                                                    ------------
                                                                       1,210,475
                                                                    ------------
           Transportation -- 0.18%
     2,200 Arkansas Best Corp.....................................        40,288
    12,000 Arnold Industies, Inc..................................       216,000
    11,000 Werner Enterprises, Inc................................       187,000
                                                                    ------------
                                                                         443,288
                                                                    ------------
           Total -- Sterling Johnston (cost $36,788,299)..........    39,784,608
                                                                    ------------
           Total Common Stocks (cost $208,207,879)................   232,385,088
                                                                    ------------
           Depositary Receipts -- 0.69%
           Geewax, Terker & Co. -- 0.69%
    17,600 S&P 400 Mid-Cap Depositary Receipt.....................     1,661,000
                                                                    ------------
           Total Depositary Receipts (cost $1,619,227)............     1,661,000
                                                                    ------------

 Principal                        Security                            Value
   Amount                        Description                         (Note 2)
 ---------                       -----------                         --------
            Short-Term Investments -- 2.45%
            Frontier Capital Management Co. -- 1.97%
            Repurchase Agreements -- 1.97%
 $4,748,653 Deutsche Bank Repurchase Agreement, dated 12/29/00, due 1/2/01 at 5.75% with maturity value of
             $4,751,687 (Collateralized by $4,823,000 U.S.
             Treasury Note 5.00%, 4/30/01; value $4,850,693)....   $  4,748,653
                                                                   ------------
            Geewax, Terker & Co. -- 0.37%
            Repurchase Agreements -- 0.37%
    877,713 Deutsche Bank Repurchase Agreement, dated 12/29/00, due 1/2/01 at 5.75% with maturity value of $878,274
             (Collateralized by $891,000 U.S. Treasury Note
             5.00%, 4/30/01; value $896,116)....................        877,713
                                                                   ------------
            Sterling Johnston -- 0.11%
            Cash & Equivalents -- 0.11%
    263,350 Deutsche Bank Cash Sweep............................        263,350
                                                                   ------------
            Total -- Short-Term Investments (cost $5,889,716)...      5,889,716
                                                                   ------------
            Total Investments (cost $215,716,822) (a) --
              99.98%............................................    239,935,804
                                                                   ------------
            Other assets in excess of
             liabilities -- 0.02%                                        46,528
                                                                   ------------
            Total Net Assets -- 100.00%.........................   $239,982,332
                                                                   ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized appreciation of securities as follows:

   Unrealized appreciation........................................ $ 50,979,633
   Unrealized depreciation........................................  (26,760,651)
                                                                   ------------
   Net unrealized appreciation.................................... $ 24,218,982
                                                                   ============

(b)Non-income producing securities.

ADR -- American Depository Receipt
PLC -- Public Liability Company
REIT -- Real Estate Investment Trust

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments -- December 31, 2000 (Unaudited)

                                 Security                             Value
 Shares                        Description                           (Note 2)
 ------                        -----------                           --------

         Common/Preferred Stocks -- 94.82%
         Artisan Partners LP -- 53.11%
         Australia -- 0.48%
  49,500 Commonwealth Bank of Australia (Banking)...............   $    849,999
  17,100 National Australia Bank NPV (Banking)..................        273,740
                                                                   ------------
                                                                      1,123,739
                                                                   ------------
         Belgium -- 0.08%
   1,000 Dexia Belgium (Diversified Financials).................        180,822
                                                                   ------------
         Brazil -- 0.30%
  28,400 Petroleo Brasileiro SA - ADR (Oil & Gas)...............        717,100
                                                                   ------------
         Canada -- 3.23%
 105,400 AT&T Canada, Inc. (Telecommunications Services) (b)....      3,076,362
  55,400 CanWest Global Communications Corp. (Media)............        438,919
  48,340 Cognos, Inc. (Software) (b)............................        909,396
  55,567 Corus Entertainment, Class - B (Media) (b).............      1,442,811
  39,100 Nortel Networks Corp. - ADR (Telecommunications
          Equipment)............................................      1,253,644
  30,100 Rogers Communications, Inc., Class - B
          (Telecommunications Services).........................        507,008
                                                                   ------------
                                                                      7,628,140
                                                                   ------------
         Finland -- 0.45%
  17,395 Elisa Communications (Telecommunications Services).....        374,476
  15,900 Nokia Corp. - ADR (Telecommunications Equipment).......        691,650
                                                                   ------------
                                                                      1,066,126
                                                                   ------------
         France -- 4.13%
   6,300 Club Mediterranee SA (Commercial/Leisure Time
          Services).............................................        537,650
  19,535 Lagardere SCA (Media)..................................      1,133,437
  59,695 Publicis GpeSA (Media).................................      2,017,043
  79,195 Publicis GpeSA - Rights (Media)........................              0
  27,400 Schneider Electric (Electrical Equipment)..............      1,998,789
     573 SPIR Communication (Media).............................         38,706
  20,725 Suez Lyonnaise DES Eaux SA (Building Materials)........      3,784,509
   2,773 Unilog SA (IT Consulting & Services)...................        221,291
                                                                   ------------
                                                                      9,731,425
                                                                   ------------
         Germany -- 4.94%
  16,300 Deutsche Post AG (Transportation) (b)..................        350,597
  57,000 Dresdner Bank AG (Banking).............................      2,477,714
   9,500 Ergo Versicherungs Gruppe AG (Insurance)...............      1,587,592

                                 Security                             Value
 Shares                        Description                           (Note 2)
 ------                        -----------                           --------

         Germany (continued)
   7,200 Muenchener Rueckversicherungs-Gesellschaft AG
          (Financial Services)..................................   $  2,568,689
  83,700 ProSieben Media AG (Media).............................      2,475,320
  28,300 Software AG (Software).................................      2,181,348
                                                                   ------------
                                                                     11,641,260
                                                                   ------------
         Hong Kong -- 0.71%
 307,200 China Mobile (Hong Kong) Ltd. (Cellular
          Telecommunications Services) (b)......................      1,677,805
                                                                   ------------
         Ireland -- 0.94%
 221,700 Bank of Ireland (Banking) (b)..........................      2,222,963
                                                                   ------------
         Italy -- 5.66%
  65,500 Assicurazioni Generali SpA (Insurance).................      2,601,219
 129,800 Autogrill SpA (Retail - Restaurants)...................      1,596,399
 127,100 Autostrade Concessioni e Costruzioni SpA
          (Transportation)......................................        841,260
 278,300 Banca Commerciale Italiana SpA (Banks).................      1,907,354
 143,900 Finanziaria Di Partecipazioni SpA (Diversified
          Operations) (b).......................................      1,188,882
  16,730 Gucci Group NV (Apparel)...............................      1,480,605
 100,500 Rolo Banca 1473 SpA (Banking)..........................      1,953,133
 341,500 Unicredito Italiano SpA (Banking) (b)..................      1,785,835
                                                                   ------------
                                                                     13,354,687
                                                                   ------------
         Japan -- 5.71%
  22,200 Asatsu-Dk, Inc (Media).................................        534,588
  73,400 Banyu Pharmaceutical Co. Ltd. (Pharmaceuticals)........      1,661,462
   6,400 Canon, Inc. (Business Equipment).......................        224,168
  11,200 Focus Systems Corp. (Electronic Equipment &
          Instruments)..........................................        104,939
  79,900 NEC Corp. (Computers & Peripherals)....................      1,462,268
     332 Nippon Telegraph & Telephone Corp. (Telephone).........      2,392,609
   1,380 Nippon Television Network Corp. (Media)................        467,653
  38,000 Promise Co. Ltd. (Diversified Financial Services)......      2,695,271
  16,000 Takefuji Corp. (Diversified Financial Services)........      1,008,756
   5,100 Toho Co. Ltd. (Media)..................................        703,818
  75,000 Tokyo Broadcasting System Inc. (Media).................      2,219,789
                                                                   ------------
                                                                     13,475,321
                                                                   ------------
         Luxembourg -- 0.46%
  13,100 RTL Group (Media/Television)...........................      1,076,155
                                                                   ------------
         Mexico -- 1.00%
  28,500 Telephonos De Mexico - ADR (Telecommunications
          Services).............................................      1,286,062

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

                                 Security                             Value
 Shares                        Description                           (Note 2)
 ------                        -----------                           --------

         Common/Preferred Stocks (continued)
         Artisan Partners LP (continued)
         Mexico (continued)
 543,600 Wal-Mart De Mexico (Retail) (b)........................   $  1,081,711
                                                                   ------------
                                                                      2,367,773
                                                                   ------------
         Netherlands -- 3.84%
   8,400 ASR Verzekeringsgroep NV (Insurance)...................        851,723
  46,300 Fortis (NL) NV (Diversified Financial Services)........      1,504,016
  12,700 PinkRoccade NV (Computer Services) (b).................        691,556
  27,800 Unilever NV (Manufacturing - Food Products)............      1,759,139
  95,800 UnitedGlobalCom, Inc. - ADR (Media)....................      1,305,275
 107,700 Wolters Kluwer NV (Media)..............................      2,936,348
                                                                   ------------
                                                                      9,048,057
                                                                   ------------
         Singapore -- 1.03%
 134,050 DBS Group Holdings Ltd. (Banking)......................      1,515,184
 122,900 Oversea-Chinese Banking Corp. Ltd. (Banking)...........        914,290
                                                                   ------------
                                                                      2,429,474
                                                                   ------------
         South Korea -- 0.24%
  23,700 SK Telecom Co. Ltd. - ADR (Cellular Telecommunication
          Services).............................................        558,431
                                                                   ------------
         Spain -- 1.79%
 112,100 Altadis SA (Tobacco)...................................      1,736,539
  67,999 Banco Bilbao Vizcaya Argentaria SA (Banking)...........      1,011,876
  72,138 Carrefour STK/Pryca SA (Retail) (b)....................        792,402
  40,700 Grupo Prisa SA (Media) (b).............................        672,516
                                                                   ------------
                                                                      4,213,333
                                                                   ------------
         Sweden -- 2.44%
  72,700 Erricson Telefonaktiebogalet - ADR (Telecommunication
          Equipment)............................................        813,331
  46,228 Pharmacia Corp. (Pharmaceuticals)......................      2,819,908
  82,200 SE Banken, Class - A (Banking).........................        906,022
 107,600 Telefonaktiebolaget LM Ericsson AB,
          Class - B (Telecommunications Equipment)..............      1,225,898
                                                                   ------------
                                                                      5,765,159
                                                                   ------------
         Switzerland -- 4.01%
  11,100 ABB Ltd. (Electrical Equipment)........................      1,183,294
     407 Julius Baer Holding AG, Class - B (Banking)............      2,227,766
   1,501 Novartis AG (Pharmaceuticals)..........................      2,653,731
  20,760 UBS AG (Banking).......................................      3,388,476
                                                                   ------------
                                                                      9,453,267
                                                                   ------------

                                 Security                             Value
 Shares                        Description                           (Note 2)
 ------                        -----------                           --------

         United Kingdom -- 11.67%
 105,700 Abbey National PLC (Banking)...........................   $  1,921,580
  38,100 BP Amoco PLC - ADR (Oil & Gas).........................      1,824,038
 337,625 Carlton Communications PLC (Media).....................      3,068,938
 216,500 Diageo PLC (Food & Beverages)..........................      2,417,475
 502,906 Granada Compass PLC (Hotels, Restaurants & Leisure)
          (b)...................................................      5,472,795
 337,300 Granada Media PLC (Media) (b)..........................      2,141,402
 206,600 Kingfisher PLC (Retail)................................      1,536,153
 384,600 Lloyds TSB Group PLC (Banking).........................      4,050,338
 176,700 Northern Rock PLC (Banking)............................      1,140,284
  58,300 NTL Delaware, Inc. (Telecommunications Services) (b)...      1,395,556
  80,800 Parthus Technologies PLC (Electronics).................        213,638
  88,100 Reuters Group PLC (Media)..............................      1,489,756
 222,359 Vodafone Group OrdSP (Telecommunications Services).....        815,453
                                                                   ------------
                                                                     27,487,406
                                                                   ------------
         Total -- Artisan Partners LP (cost $124,028,222).......    125,218,443
                                                                   ------------
         Capital Guardian Trust Company -- 41.71%
         Australia -- 1.27%
  72,700 Australia & New Zeland Banking Group Ltd. (Banking)....        580,887
   5,900 BHP Limited - ADR (Mining).............................        123,900
  90,200 Broken Hill Proprietary Co. Ltd. (Metals -
           Diversified).........................................        950,062
 188,300 Cable & Wireless Optus Ltd. (Telecommunications
          Services).............................................        389,217
  30,000 News Corp. Ltd. (Multimedia)...........................        233,372
  14,050 OneSteel Ltd. (Buliding Materials) (b).................          7,416
  44,600 Westpac Banking Corp. (Financial)......................        326,972
  89,300 WMC Ltd. (Metals - Diversified)........................        379,935
                                                                   ------------
                                                                      2,991,761
                                                                   ------------
         Canada -- 1.61%
  38,000 Abitibi-Consolidated, Inc. (Paper & Related Products)..        349,133
  18,000 Alcan Aluminium Ltd. (Building Products)...............        615,376
  30,300 ATI Technologies, Inc. (Electronics) (b)...............        172,479
  12,100 Bank of Nova Scotia (Banking)..........................        348,417
  36,000 Bombardier, Inc., Class - B (Manufacturing -
           Diversified) (b).....................................        554,857
  12,400 Magna International, Inc., Class - A (Auto Related)....        519,278
   8,100 Nortel Networks Corp. (Telecommunication Equipment)....        259,706

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued)  -- December 31, 2000 (Unaudited)

                                 Security                              Value
 Shares                         Description                           (Note 2)
 ------                         -----------                           --------

         Common/Preferred Stocks (continued)
         Capital Guardian Trust Company (continued)
         Canada  (continued)
  25,800 Thomson Corp. (Publishing & Printing)...................   $    985,961
                                                                    ------------
                                                                       3,805,207
                                                                    ------------
         Finland -- 1.75%
   9,700 Nokia Corp. - ADR (Telecommunications Equipment)........        421,950
  76,600 Nokia Oyj, Class - A (Telecommunications Services)......      3,415,999
   8,500 UPM-Kymmene (Paper Products)............................        291,677
                                                                    ------------
                                                                       4,129,626
                                                                    ------------
         France -- 3.04%
  26,000 Bouygues SA (Construction)..............................      1,177,785
   2,136 Cie de St. Gobain (Compagniede).........................        335,500
   4,980 Groupe Danone (Food Products & Services)................        750,879
   6,000 Louis Vuitton Moet Hennessy (Textiles & Apparel)........        397,133
  10,300 Michelin, Class - B (Tire & Rubber).....................        372,784
   7,000 Pechiney Cert. D'Invest (Metals)........................        319,988
   1,000 Peugeot SA (Auto Related)...............................        227,483
  24,800 Sanofi-Synthelabo SA (Pharmaceuticals) (b)..............      1,653,123
  11,000 Societe BIC SA (Office Products)........................        432,612
  12,000 Societe Television Francaise 1 (Media)..................        647,805
  19,600 STMicroelectronics NV - ADR (Semiconductors)............        839,125
                                                                    ------------
                                                                       7,154,217
                                                                    ------------
         Germany -- 2.98%
   5,300 Aixtron AG (Semiconductors).............................        576,209
   1,200 Allianz AG Holdings (Multi-Line Insurance)..............        451,436
  10,400 Bayerische Motoren Werke AG (Auto Manufacturers)........        339,788
  13,300 DaimlerChrysler AG (Automobiles)........................        564,398
  10,000 Dresdner Bank AG (Banking)..............................        434,687
   6,800 Epcos AG (Electronic Components) (b)....................        593,728
   9,000 Infineon Technologies AG (Semiconductors)...............        334,605
  38,400 Infineon Technologies AG - ADR (Semiconductors) (b).....      1,382,400
   8,500 Intershop Communications AG (Software) (b)..............        267,337
  22,900 Metro AG (Retail - Department Stores)...................      1,053,481
   7,900 Siemens AG (Manufacturing)..............................      1,032,803
                                                                    ------------
                                                                       7,030,872
                                                                    ------------

                                 Security                             Value
 Shares                        Description                           (Note 2)
 ------                        -----------                           --------

         Hong Kong -- 1.79%
  87,000 Cheung Kong Holdings (Real Estate).....................   $  1,112,609
 178,000 China Mobile Ltd. (Telecommunications Services)........        972,166
  50,000 Hongkong Land Holdings Ltd. (Real Estate)..............        111,000
  80,100 Hutchison Whampoa (Diversified Operations).............        998,694
 246,000 Johnson Electric Holdings Ltd. (Electronics)...........        378,466
 162,000 Li & Fung Ltd. (Diversified Operations)................        294,927
  49,000 Swire Pacific Ltd. (Airlines)..........................        353,370
                                                                   ------------
                                                                      4,221,232
                                                                   ------------
         Ireland -- 0.45%
  41,962 Allied Irish Banks PLC (Banking).......................        487,722
  31,000 CRH PLC (Construction).................................        576,847
                                                                   ------------
                                                                      1,064,569
                                                                   ------------
         Italy -- 1.17%
  18,650 Assic Generali (Insurance).............................        740,653
 230,000 Ente Nazionale Idrocarburi (Insurance).................      1,468,358
 235,000 Olivetti SpA (Telecommunication).......................        561,502
                                                                   ------------
                                                                      2,770,513
                                                                   ------------
         Japan -- 10.47%
  10,000 Advantest Corp. (Electrical & Electronics).............        936,953
   4,350 AIFUL Corp. (Financial Services).......................        355,390
  40,000 Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals).......        665,499
  40,000 Daiwa Securities Group, Inc. (Financial Services)......        417,863
   4,400 Fanuc Co. (Electronic Components)......................        299,369
  26,000 Furukawa Electric Co., Ltd. (Wire & Cable Products)....        454,203
  10,900 Hirose Electric Co. Ltd. (Electrical & Electronics)....      1,049,912
  37,000 Hitachi Ltd. (Electrical & Electronics)................        329,825
   1,600 Hoya Corp. (Electrical Components).....................        117,688
  34,000 Jusco Co. Ltd. (Retail)................................        738,354
   1,000 Keyence Corp. (Electrical & Electronics)...............        245,184
  16,000 Kokusai Securities Co. Ltd. (Financial Services).......        130,298
   2,000 Mabuchi Motor Co. Ltd. (Electronic Components).........        203,853
 155,000 Mitsubishi Heavy Industries Ltd. (Manufacturing -
           Diversified).........................................        675,919
 335,000 Mitsubishi Motors Corp. (Automobiles) (b)..............        968,038
  54,000 Mitsui Marine & Fire Insurance Co. Ltd. (Insurance)....        309,720

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

                                 Security                             Value
 Shares                        Description                           (Note 2)
 ------                        -----------                           --------

         Common/Preferred Stocks (continued)
         Capital Guardian Trust Company (continued)
         Japan (continued)
   8,000 Murata Manufacturing Co. Ltd. (Electronics)............   $    938,704
 102,000 NEC Corp. (Electronics)................................      1,866,724
  17,000 Nichicon Corp. (Electronics)...........................        235,201
  31,000 Nikko Securities Co., Ltd. (Financial Services)........        240,236
  53,000 Nikon Corp. (Photo Equipment)..........................        567,128
   5,000 Nintendo (Toys)........................................        787,653
      26 Nippon Telegraph & Telephone Corp. (Telephone).........        187,373
 204,000 Nissan Motor Co. Ltd. (Automobiles)....................      1,175,411
      99 NTT Mobile Communications Network, Inc.
          (Telecommunications Services).........................      1,707,792
   5,200 Rohm Co. (Semiconductors)..............................        988,091
  46,000 Sakura Bank Ltd. (Banking).............................        277,933
  86,000 Sanwa Bank Ltd. (Banking)..............................        603,205
  37,000 Sekisui House (Manufacturing/Housing)..................        338,573
   7,000 Shin-Etsu Chemical Co. Ltd. (Chemicals)................        269,702
  46,000 Shionogi & Co. Ltd. (Pharmaceuticals)..................        938,529
  20,000 Sony Corp. (Electrical & Electronics)..................      1,383,537
  62,000 Sumitomo Marine & Fire Insurance Co. Ltd. (Insurance)..        400,123
  36,000 Sumitomo Realty & Development Co., Ltd. (Real Estate)..        181,261
  18,000 Taiyo Yuden Co. Ltd. (Electronics).....................        602,101
  11,000 THK Co. Ltd. (Machinery)...............................        235,026
  29,800 Tokyo Electron Ltd. (Semiconductors)...................      1,638,739
   4,400 Tokyo Seimitsu Co. Ltd. (Electrical & Electronics).....        250,052
  95,000 Toray Industries (Chemicals)...........................        357,706
  18,000 Ushio, Inc. (Manufacturing)............................        293,958
   7,000 Yamanouchi Pharmaceutical Co. Ltd. (Pharmaceuticals)...        302,802
                                                                   ------------
                                                                     24,665,628
                                                                   ------------
         Korea -- 0.55%
  18,070 Samsung Electronics - GDR (Electronics)................      1,292,005
                                                                   ------------
         Mexico--0.52%
  27,200 Telefonos de Mexico SA de CV - ADR (Telecommunications
          Services).............................................      1,227,400
                                                                   ------------
         Netherlands -- 2.51%
  54,680 Aegon NV (Insurance)...................................      2,261,874
  40,800 Asm Lithography Holding NV (Health Care) (b)...........        926,598
   3,100 Hagemeyer NV (Manufacturing - Diversified).............         69,123

                                 Security                             Value
 Shares                        Description                           (Note 2)
 ------                        -----------                           --------

         Netherlands (continued)
  16,150 Heineken NV (Brewery)..................................   $    977,217
   9,192 ING Groep NV (Financial)...............................        734,231
  10,100 Koninklijke Philips Electronics NV (Electronics).......        370,002
  14,000 United Pan-Europe Communications NV (Media) (b)........        143,005
   9,000 VNU NV (Printing & Publishing).........................        442,338
                                                                   ------------
                                                                      5,924,388
                                                                   ------------
         Norway -- 0.32%
   7,000 Norsk Hydro ASA (Manufacturing - Diversified)..........        296,082
  11,000 Norsk Hydro ASA - ADR (Manufacturing Diversified)......        462,687
                                                                   ------------
                                                                        758,769
                                                                   ------------
         Portugal -- 0.10%
  27,000 Portugal Telecom (Telecommunications Services).........        246,898
                                                                   ------------
         Singapore -- 0.22%
  21,000 Datacraft Asia Ltd. (Telecommunications Equipment).....         99,120
  23,000 Development Bank of Singapore Ltd. (Banking)...........        259,972
  17,000 Singapore Airlines Ltd. (Airlines).....................        168,624
                                                                   ------------
                                                                        527,716
                                                                   ------------
         South Korea -- 0.63%
   9,260 Samsung Electronics (Electronics)......................      1,156,584
   6,200 Samsung Electronics Preferred NV (Electronics).........        338,182
                                                                   ------------
                                                                      1,494,766
                                                                   ------------
         Spain -- 0.65%
  41,900 Banco Bilbao Vizcaya Argentaria SA (Banking)...........        623,503
  93,000 Overseas Union Bank Ltd. (Banking).....................        434,421
  28,196 Telefonica SA (Telecommunications Services)............        465,903
                                                                   ------------
                                                                      1,523,827
                                                                   ------------
         Sweden -- 0.81%
  42,000 ForeningsSparbanken AB (Banking).......................        643,207
  21,300 Svenska Handelsbanken AB, Class - A (Banking)..........        364,574
   1,863 Syngenta AB (Chemicals) (b)............................         99,907
  70,080 Telefonaktiebolaget LM Ericsson AB, Class - B
          (Telecommunications Equipment)........................        798,429
                                                                   ------------
                                                                      1,906,117
                                                                   ------------
         Switzerland -- 2.81%
     526 Compagnie Financiere Richemont AG, Class - A
          (Tobacco).............................................      1,407,104

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

                                 Security                             Value
 Shares                        Description                           (Note 2)
 ------                        -----------                           --------

         Common/Preferred Stocks (continued)
         Capital Guardian Trust Company (continued)
         Switzerland (continued)
     870 Holderbank (Building Materials & Components)...........   $  1,046,900
     245 Nestle SA (Food Processing)............................        571,491
     908 Novartis AG (Pharmaceuticals)..........................      1,605,322
     700 PubliGroupe SA (Advertising)...........................        336,933
      75 Roche Holding SA - Genusshein (Pharmaceuticals)........        764,117
     318 Schw Rueckversicherungs (Insurance)....................        762,377
   2,635 Syngenta AG (Chemicals) (b)............................        141,466
                                                                   ------------
                                                                      6,635,710
                                                                   ------------
         Taiwan -- 0.52%
  26,000 Hon Hai Precision Industry Co. Ltd. - GDR
          (Electronics).........................................        264,072
  56,440 Taiwan Semiconductor Manufacturing Co. Ltd. - ADR
          (Semiconductors) (b)..................................        973,590
                                                                   ------------
                                                                      1,237,662
                                                                   ------------
         United Kingdom -- 7.54%
  38,000 ARM Holdings PLC (Electronics) (b).....................        288,647
  18,251 Astrazeneca PLC (Pharmaceuticals)......................        917,958
  52,000 Astrazeneca PLC (Pharmaceuticals) (b)..................      2,590,209
  10,665 British Aerospace PLC (Aerospace/Defense)..............         60,858
  49,400 Dimension Data Holdings PLC (Software) (b).............        334,655
 113,000 Dixons Group PLC (Electronics).........................        379,377
  40,000 GKN PLC (Auto Related).................................        424,538
  15,800 GlaxoSmithKline PLC (Pharmaceuticals) (b)..............        445,607
  39,400 Granada Media PLC (Media)..............................        250,137
  80,000 Halifax Group PLC (Financial Services).................        790,520
  18,600 Invensys PLC (Electronics) (b).........................         43,483
  40,000 Land Securities PLC (Real Estate)......................        499,826
  24,800 Laporte PLC (Chemicals)................................        254,878
 218,244 Lloyds TSB Group PLC (Financial).......................      2,298,393
  15,000 Pearson PLC (Printing & Publishing)....................        356,272
  36,500 Prudential Corp. PLC (Insurance).......................        586,130
  51,900 Reuters Group PLC (Multimedia).........................        877,620
  12,500 Royal Bank of Scotland Group PLC (Banking).............        295,399
  78,000 Sema PLC (Software)....................................        340,811
 110,000 Shell Transport & Trading Co. PLC (Oil & Gas)..........        898,820

                                  Security                            Value
   Shares                        Description                         (Note 2)
   ------                        -----------                         --------

            United Kingdom (continued)
     71,000 Unilever PLC (Consumer Goods).......................   $    606,663
  1,150,271 Vodafone (Telecommunications).......................      4,218,369
                                                                   ------------
                                                                     17,759,170
                                                                   ------------
            Total -- Capital Guardian Trust Company (cost
             $107,211,288)......................................     98,368,053
                                                                   ------------
            Total Common/Preferred Stocks (cost $231,239,510)...    223,586,496
                                                                   ------------
            Convertible Bonds -- 0.17%
            Capital Guardian Trust Company -- 0.17%
            Japan -- 0.17%
 48,000,000 Sanwa International Finance Berm Trust (Banking)....        408,756
                                                                   ------------
            Total Convertible Bonds (cost $460,734).............        408,756
                                                                   ------------
            Cash & Equivalents -- 4.68%
            Artisan Partners LP -- 1.07%
            United States -- 1.07%
  2,532,030 Deutsche Bank Institutional Liquid Assets Fund......      2,532,030
                                                                   ------------
            Capital Guardian Trust Company -- 3.61%
            United States -- 3.61%
  8,516,482 Deutsche Bank Institutional Liquid Assets Fund......      8,516,482
                                                                   ------------
            Total Cash & Equivalents (cost $11,048,512).........     11,048,512
                                                                   ------------
            Total Investments (cost $242,748,756) (a) --
              99.67%............................................    235,043,764
            Other assets in excess of
             liabilities -- 0.33%...............................        789,189
                                                                   ------------
            Total Net Assets -- 100.00%.........................   $235,832,953
                                                                   ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized depreciation of securities as follows:

 Unrealized appreciation.........................................  $ 25,987,056
 Unrealized depreciation.........................................   (33,692,048)
                                                                   ------------
 Net unrealized depreciation.....................................  $ (7,704,992)
                                                                   ============

(b) Non-income producing securities.

ADR -- American Depository Receipt
GDR -- Global Depository Receipt
PLC -- Public Liability Company

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

     Contract                                               Value on
      Amount                                   Settlement Origination     Value on    Unrealized
 (Local Currency) Forward Exchange Contracts      Date        Date        12/31/00    Gain/(Loss)
 ---------------- --------------------------   ---------- ------------  ------------  -----------
                  Currency Purchased
      1,340,583   Australian Dollar.......      2/12/01   $    699,822  $    745,269  $   45,447
        238,724   Australian Dollar.......       1/2/01        133,566       132,646        (920)
        270,422   Australian Dollar.......       1/3/01        149,841       150,266         425
         81,101   British Pound...........       1/3/01        119,851       121,152       1,301
        867,074   British Pound...........      2/12/01        787,891       814,309      26,418
        685,662   Euro....................       2/9/01        623,046       643,871      20,825
        858,545   Euro....................      2/12/01        780,141       806,300      26,159
        209,129   Euro....................      6/26/01        186,157       197,279      11,122
      3,011,098   Euro....................      1/19/01      2,571,815     2,826,866     255,051
      1,162,216   Euro....................       2/7/01      1,012,000     1,091,303      79,303
        799,569   Euro....................      2/27/01        674,255       751,299      77,044
      2,099,445   Euro....................      5/29/01      1,794,090     1,978,745     184,655
      1,091,277   Euro....................       3/1/01        947,413     1,025,470      78,057
        270,187   Euro....................       3/7/01        239,634       253,949      14,315
      1,313,443   Euro....................       6/8/01      1,173,000     1,238,320      65,320
      1,261,965   Euro....................      6/18/01      1,127,963     1,190,160      62,197
        271,854   Euro....................      3/28/01        250,000       255,719       5,719
        102,483   Euro....................       1/3/01         95,207        96,216       1,009
         52,301   Swedish Krone...........       1/3/01          5,489         5,544          55
        880,232   Swiss Franc.............       3/5/01        511,555       545,184      33,629
      3,147,763   Yen.....................       1/4/01         27,542        27,571          29
      3,235,186   Yen.....................       1/5/01         28,292        28,340          48
                                                          ------------  ------------  ----------
                  Total Currency
                  Purchased...............                $ 13,938,570  $ 14,925,778  $  987,208
                                                          ============  ============  ==========
                  Currency Sold
     (1,340,583)  Australian Dollar.......      2/12/01   $   (787,891) $   (745,269) $   42,622
       (518,819)  British Pound...........      2/12/01       (780,141)     (775,758)      4,383
       (127,307)  British Pound...........      6/26/01       (186,157)     (190,600)     (4,443)
       (924,752)  Canadian Dollar.........       2/9/01       (623,046)     (616,373)      6,673
     (1,455,443)  Canadian Dollar.........       3/1/01       (947,413)     (970,394)    (22,981)
       (367,941)  Canadian Dollar.........       3/7/01       (239,634)     (245,344)     (5,710)
       (867,074)  Euro....................      2/12/01       (728,936)     (814,310)    (85,374)
        (66,161)  Euro....................       1/2/01        (61,550)      (62,116)       (566)
   (274,019,950)  Yen.....................      1/19/01     (2,571,815)   (2,404,613)    167,202
    (73,828,100)  Yen.....................      2/27/01       (674,255)     (651,507)     22,748
   (193,223,950)  Yen.....................      5/29/01     (1,794,090)   (1,729,343)     64,747
   (123,437,810)  Yen.....................      6/18/01     (1,127,963)   (1,108,089)     19,874
    (56,414,070)  Yen.....................       3/5/01       (511,555)     (498,300)     13,255
    (81,729,450)  Yen.....................      2/28/01       (790,000)     (721,343)     68,657
     (3,875,484)  Yen.....................       1/4/01        (33,909)      (33,944)        (35)
     (2,589,248)  Yen.....................       1/5/01        (22,643)      (22,681)        (38)
                                                          ------------  ------------  ----------
                  Total Currency Sold.....                $(11,880,998) $(11,589,984) $  291,014
                                                          ============  ============  ==========
                  Net Unrealized Gain.....                                            $1,278,222
                                                                                      ==========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments -- December 31, 2000 (Unaudited)

  Principal               Security                        Maturity    Value
    Amount               Description             Rate (%)   Date     (Note 2)
  ---------              -----------             -------- --------   --------
              Asset Backed Securities --
               12.99%
 $     50,000 Americredit Automobile
              Receivables Trust, Series 1999-
              D, A3...........................     7.020  12/12/05 $     51,091
      305,000 Capital Auto Receivables Asset
              Trust, Series 2000-1, A5........     7.070   9/15/05      313,708
    2,370,000 Conseco Finance Mortgage, Series
              2000-B, AF6.....................     7.800   5/15/20    2,501,332
       16,389 Contimortgage Home Equity Loan
              Trust, Series 1998-1, A3........     6.220   1/15/13       16,348
    1,375,000 Contimortgage Home Equity Loan
              Trust, Series 1998-1, A7........     6.870  12/15/22    1,390,194
    1,805,000 Copelco Capital Funding Corp.,
              Series 1999-B, A4...............     6.900  12/18/04    1,835,883
    1,560,000 Felco Funding II LLC, Series
              2000-1, A4*.....................     7.720  12/15/05    1,618,888
    1,030,000 Ford Credit Auto Owner Trust,
              Series 2000-C, A4...............     7.240   2/15/04    1,051,548
    1,925,000 Ford Credit Auto Owner Trust,
              Series 2000-F, A2...............     6.560   5/17/04    1,958,803
      682,000 Green Tree Home Improvement Loan
              Trust, Series 1998-E, HIB1......     7.790   2/15/15      672,054
      721,000 Green Tree Home Improvement Loan
              Trust, Series 1999-E, B1........    10.340   3/15/15      740,383
      345,000 Heller Equipment Asset
              Receivable Trust, Series 1992-2,
              A4..............................     6.790   3/14/07      351,731
      570,000 Household Automotive Trust IV,
              Series 2000-1, A4...............     7.480  12/18/06      591,932
      400,000 Household Automotive Trust V,
              Series 2000-2, A4...............     7.430   4/17/07      416,440
      720,000 MMCA Automobile Trust, Series
              2000-2, A3......................     6.780  10/15/04      729,979
      570,000 Nissan Auto Receivables Owners
              Trust, Series 2000-A, A4........     7.170   8/15/04      586,724
      575,000 Peco Energy Transition Trust,
              Series 1999-A, A6...............     6.050    3/1/09      570,412
    1,000,000 Ryder Vehicle Lease Trust,
              Series 1999-A, A5...............     7.130  10/16/06    1,027,091
      550,000 Toyota Auto Lease Trust, Series
              1998-B, A2......................     5.450   3/25/03      547,303
       55,000 WFS Financial Owner Trust,
              Series 2000-A, A4...............     7.410   9/20/07       57,173
                                                                   ------------
              Total Asset Backed Securities
              (cost $16,574,542)..............                       17,029,017
                                                                   ------------
              Collateralized Mortgage
              Obligations -- 11.76%
      740,000 Associates Manufactured Housing
              Pass Through,1997-2, A5.........     6.675   3/15/28      748,665
    1,000,000 Bank of America Mortgage
              Securities, Series 2000-7, A4...     7.125  12/25/30    1,014,780
    1,592,341 Citicorp Mortgage Securities,
              Inc., Series 1999-7, A3.........     7.000   5/25/11    1,607,962
      870,000 Conseco, Series 1999-6, B1......     9.200    6/1/30      858,468
      450,000 FMAC Loan Receivables Trust,
              Series 1998-DA, A3*.............     6.729  12/15/19      441,059
      190,000 GE Capital Mortgage Services,
              Inc., Series 1994-10, A10.......     6.500   3/25/24      189,696
    1,760,000 GE Capital Mortgage Services,
              Inc., Series 1999-18, A12.......     7.000   9/25/29    1,755,371
      208,947 Green Tree Financial Corp.,
              Series 1994-6, A5...............     8.250   1/15/20      210,232
      480,000 Green Tree Financial Corp.,
              Series 1996-2, A4...............     7.200   4/15/27      492,912
    1,540,405 Green Tree Financial Corp.,
              Series 1996-5, A5...............     7.450   7/15/27    1,559,875
      405,000 Green Tree Financial Corp.,
              Series 1997-6, B1...............     7.170   1/15/29      377,322
      780,000 Green Tree Financial Corp.,
              Series 1998-4, B1...............     7.260    2/1/30      726,055
      270,000 Green Tree Financial Corp.,
              Series 1999-2, A3...............     6.080   12/1/30      266,782
    2,720,000 JP Morgan Commercial Mortgage
              Finance Corp., 1997-C5, A2......     7.069   9/15/29    2,795,507
      480,534 Merrill Lynch Mortgage
              Investors, Inc., Series 1990-C,
              B*..............................     9.700   6/15/10      491,370
       31,940 Merrill Lynch Mortgage
              Investors, Inc., Series 1995-C1,
              A...............................     7.156   5/25/15       31,861
       45,624 Oakwood Mortgage Investors,
              Inc., Series 1996-B, A3.........     7.100  10/15/26       45,560
    1,400,000 Oakwood Mortgage Investors,
              Inc., Series 2000-A, M2.........     8.250   4/15/30    1,413,622
      275,000 Prudential Home Mortgage
              Securities, Series 1994-12, A7..     6.050   4/25/24      242,842
      157,815 Residential Funding Mortgage,
              Series 1995-S15, A2.............     7.000  10/25/10      157,111
                                                                   ------------
              Total Collateralized Mortgage
              Obligations (cost $15,098,541)..                       15,427,052
                                                                   ------------
              Corporate Bonds -- 30.72%
    2,169,280 Airbus*.........................     8.027   10/1/20    2,280,390
    1,631,497 America West Airlines, Series
              1999-1..........................     7.930    1/2/19    1,722,583
      550,000 American United Life Insurance
              Co.*............................     7.750   3/30/26      494,313
    1,400,000 Archstone Community Trust.......     7.200   4/15/03    1,410,500
      230,000 AXA Financial, Inc..............     7.750    8/1/10      244,751
      550,000 BFC Finance Corp., Series 1996-
              A...............................     7.375   12/1/17      562,815

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal                Security                        Maturity    Value
   Amount               Description              Rate (%)   Date    (Note 2)
 ---------              -----------              -------- --------  --------
            Corporate Bonds (continued)
 $  390,000 Citigroup, Inc.....................   6.750    12/1/05 $   398,775
    700,000 Colonial Realty REIT...............   7.930     8/9/02     702,629
  1,080,000 Columbus Southern Power............   6.550    6/26/08   1,061,100
    890,000 Dobie Center Properties Ltd.*......   6.410     5/1/08     858,911
    950,000 Dobie Center Properties Ltd.*......   6.460     5/1/09     911,564
  1,680,000 DPM Trust*.........................   6.161   12/15/03   1,675,799
    290,000 Dynex Capital, Inc., ACA...........   7.875    7/15/02     268,361
    704,000 Eastern Energy Ltd.*...............   6.750    12/1/06     690,800
  1,650,000 Energy East Corp...................   7.750   11/15/03   1,683,000
  1,550,000 ERAC USA Finance*..................   6.375    5/15/03   1,528,688
    825,000 Farmers Insurance Exchange*........   8.625     5/1/24     822,938
    400,000 First American Financial...........   7.550     4/1/28     316,000
  1,147,000 Ford Motor Credit Co...............   6.700    7/16/04   1,143,871
    100,000 HSBC USA, Inc......................   7.000    11/1/06     101,375
  1,025,000 International Paper Co.*...........   8.000     7/8/03   1,049,344
  1,255,000 National Bank of Australia, Series
            A..................................   8.600    5/19/10   1,391,481
     95,000 National Westmenster Bank..........   7.375    10/1/09      98,199
    425,000 Ohio National Life Insurance*......   8.500    5/15/26     425,000
  1,090,000 Oneok, Inc., Series B..............   7.750     3/1/05   1,130,875
    775,000 Paine Webber Group, MTN............   7.300   10/15/03     797,281
  2,080,000 Pemex Finance Ltd..................   6.550    2/15/08   2,075,153
  1,100,000 Pemex Finance Ltd..................   7.330    5/15/12   1,136,124
  1,895,000 PP&L Capital Funding, Inc., MTN....   6.790   11/22/04   1,868,943
  1,600,000 Prologis Trust.....................   6.700    4/15/04   1,586,770
    825,000 Prologis Trust.....................   8.720     3/1/09     853,430
  1,425,000 Prologis Trust.....................   7.625     7/1/17   1,362,656
    345,000 Puget Sound Energy, MTN............   6.740    6/15/18     318,694
  1,735,000 Qwest Capital Funding..............   7.900    8/15/10   1,779,734
  1,515,000 Sempra Energy......................   6.950    12/1/05   1,512,864
  1,605,000 Telefonica Europe BV...............   7.750    9/15/10   1,624,775
    495,000 Union Central Life*................   8.200    11/1/26     422,606
    880,000 United Mexican States, MTN.........   8.500     2/1/06     888,800
    365,000 Washington Mutual Financial........   8.250    6/15/05     385,075
    695,000 WorldCom, Inc......................   8.000    5/15/06     707,119
                                                                   -----------
            Total Corporate Bonds (cost
            $40,335,067).......................                     40,294,086
                                                                   -----------
            Taxable Municipal Bond -- 5.48%
            California -- 2.87%
    480,000 City of Long Beach Marina Pacifica
            CA, Revenue Bond, Industrial
            Improvements.......................   9.500     1/1/23     502,800
    480,000 Greater Valley CA Medical
            Building...........................   6.949     3/1/21     480,000
  1,770,000 Pico Rivera CA Water Authority.....   6.450     5/1/09   1,767,787
  1,000,000 San Diego CA Pub Jack Murphy
            Stadium, Revenue, Recreational
            Facility Improvements..............   6.850     2/1/06   1,026,250
                                                                   -----------
                                                                     3,776,837
                                                                   -----------
            Florida -- 0.06%
     70,000 Dade County Florida Aviation
            Revenue, Series C, AMBAC...........   8.650    10/1/03      74,638
                                                                   -----------
            Georgia -- 0.08%
    345,000 Atlanta Georgia Urban Residential
             Finance Authority, Revenue Bond,
             FNMA, Zero Coupon.................   0.000    10/1/16     100,913
                                                                   -----------
            Mississippi -- 0.03%
     85,000 Mississippi Home Corp. Residual
            Revenue, FHA, Zero Coupon..........   0.000    12/1/12      36,656
                                                                   -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal                Security                          Maturity    Value
   Amount                Description               Rate (%)   Date     (Note 2)
 ---------               -----------               -------- --------   --------
            Taxable Municipal Bond (continued)
            New York -- 0.51%
 $  635,000 New York City Mortgage Loan Trust,
            Series 1996, A3*....................     6.750   9/25/19 $    606,287
     40,000 New York NY General Obligation
            Unlimited, Series F.................    10.500  11/15/12       42,360
     20,000 New York NY General Obligation
            Unlimited, Zero Coupon..............     0.000  11/15/13       19,350
                                                                     ------------
                                                                          667,997
                                                                     ------------
            Pennsylvania -- 1.63%
    520,000 Allegheny County PA Residential
             Finance Authority, Revenue Bond,
             FHA, Zero Coupon...................     0.000    8/1/28       64,350
  2,110,000 Norristown PA, Series 1998..........     7.000  10/15/18    2,075,712
                                                                     ------------
                                                                        2,140,062
                                                                     ------------
            Utah -- 0.30%
    380,000 Clearfield City Utah Multi-Family,
            Revenue Bond, Local Housing.........     6.650   11/1/07      387,125
                                                                     ------------
            Total Taxable Municipal Bond (cost
            $7,220,142).........................                        7,184,228
                                                                     ------------
            U.S. Government Agency Mortgages --
             20.99%
    138,005 Fannie Mae, Series G93-31, Class G..     7.000   1/25/03      138,448
    430,000 Fannie Mae, Series 1994-92, Class
            DE..................................     7.500   7/25/07      438,368
  1,555,000 Fannie Mae, Series 1998-M1, Class
            A2..................................     6.250   1/25/08    1,548,935
    550,860 Fannie Mae, Series 1997-M2, Class
            B...................................     7.350   2/17/08      557,199
  1,096,551 Fannie Mae, Series 1995-2, Class H..     8.500   6/25/10    1,100,060
  1,054,338 Fannie Mae, Series 1995-M1, Class
            B...................................     6.840   7/25/10    1,053,538
     33,283 Fannie Mae, Pool # 303387...........     8.000    7/1/02       33,669
    984,484 Fannie Mae, Pool # 50730............     6.500    5/1/08      984,316
  1,663,910 Fannie Mae, Pool # 303382...........     6.500    9/1/09    1,663,611
  2,150,049 Fannie Mae, Pool # 535468...........     7.000   12/1/09    2,178,709
    537,127 Fannie Mae, Pool # 253496...........     8.500    7/1/23      551,908
  1,026,648 Fannie Mae, Pool # 443869...........     6.500    9/1/28    1,014,606
  3,272,681 Fannie Mae, Pool # 323380...........     6.500   10/1/28    3,226,634
    752,679 Fannie Mae, Pool # 251985...........     6.500   10/1/28      742,089
  1,859,163 Fannie Mae, Pool # 564235...........     9.000   11/1/30    1,917,838
    145,000 Freddie Mac, Series 1496, Class KB..     6.500   5/15/08      145,351
    374,177 Freddie Mac, Series 2071, Class EV..     6.500   4/15/09      378,095
      5,184 Freddie Mac, Series 1633, Class PE..     5.750  10/15/17        5,170
  2,480,000 Freddie Mac, Series 2131, Class PE..     6.000   4/15/26    2,407,783
  2,310,000 Freddie Mac, Series 2157, Class PE..     6.000   8/15/27    2,213,419
  1,854,665 Freddie Mac, Gold Pool # E81548.....     7.000    2/1/09    1,874,287
    548,700 Freddie Mac, Gold Pool # E64408.....     7.500   12/1/10      559,306
    630,537 Freddie Mac, Gold Pool # C00742.....     6.500    4/1/29      621,867
    196,697 Freddie Mac, Gold Pool # C00785.....     6.500    6/1/29      193,992
  1,601,523 Freddie Mac, Gold Pool # C31226.....     6.500    9/1/29    1,579,502
    382,027 Government National Mortgage Assoc.,
            Pool # 530012.......................     8.000   6/15/30      391,413
                                                                     ------------
            Total U.S. Government Agency
            Mortgages (cost $26,970,882)........                       27,520,113
                                                                     ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal                Security                         Maturity    Value
   Amount                Description              Rate (%)   Date     (Note 2)
 ---------               -----------              -------- --------   --------
            U.S. Treasury Bonds -- 10.24%
 $8,049,000 U.S. Treasury Bonds.................   8.125   8/15/19  $ 10,403,928
  2,778,000 U.S. Treasury Bonds.................   6.125   8/15/29     3,025,414
                                                                    ------------
            Total U.S. Treasury Bonds (cost
            $12,381,450)........................                      13,429,342
                                                                    ------------
            U.S. Treasury Notes -- 6.57%
  2,274,000 U.S. Treasury Notes.................   6.625   3/31/02     2,306,830
  5,992,000 U.S. Treasury Notes.................   6.125   8/15/07     6,307,982
                                                                    ------------
            Total U.S. Treasury Notes (cost
            $8,520,484).........................                       8,614,812
                                                                    ------------
            Repurchase Agreements -- 0.54%
            SEI Tri Party Repurchase Agreement
             dated 12/29/00, due 1/2/01, 6.35%,
             with maturity value of $709,040
             (Collateralized by $761,000 FNMA
             Medium Term Note, 0.00%, 8/15/01;
             market value $732,110).............                         708,547
                                                                    ------------
            Total Repurchase Agreements (cost
            $708,547)...........................                         708,547
                                                                    ------------
            Total Investments (cost
            $127,809,655) (a) -- 99.29%.........                     130,207,197
            Other assets in excess of
            liabilities -- 0.71%................                         928,969
                                                                    ------------
            Total Net Assets -- 100.00%.........                    $131,136,166
                                                                    ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized appreciation of securities as follows:

   Unrealized appreciation......................................... $ 3,503,682
   Unrealized depreciation.........................................  (1,106,140)
                                                                    -----------
   Net unrealized appreciation..................................... $ 2,397,542
                                                                    ===========

* Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1940, as amended.

ACA -- American Capital Access
AMBAC -- AMBAC Indemnity Corporation
FHA -- Federal Housing Administration
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
REIT -- Real Estate Investment Trust


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments -- December 31, 2000 (Unaudited)

 Principal                Security                          Maturity   Value
   Amount                Description               Rate (%)   Date    (Note 2)
 ---------               -----------               -------- --------  --------
            Municipal Bonds -- 98.64%
            Alabama -- 1.95%
 $  625,000 Alabama Housing Financial Authority,
            AMT.................................     5.650    6/1/08 $  651,562
     20,000 Bessemer Alabama Medical Clinic.....     7.250    4/1/03     20,750
    170,000 Birmingham Alabama Industrial
            Development Board, AMT (LOC)........     4.500    4/1/04    165,963
    235,000 Birmingham Alabama Industrial
            Development Board, AMT (LOC)........     4.500    4/1/04    229,419
    265,000 Birmingham Alabama Industrial
            Development Board, AMT (LOC)........     5.000    4/1/09    252,081
    295,000 Birmingham Alabama Industrial
            Development Board, AMT (LOC)........     5.000    4/1/09    280,619
    330,000 Birmingham Alabama Industrial
            Development Board, AMT (LOC)........     5.500    4/1/14    307,725
    135,000 Birmingham Alabama Industrial
            Development Board, AMT (LOC)........     5.500    4/1/14    125,888
    380,000 Birmingham Alabama Industrial
            Development Board, AMT (LOC)........     5.750    4/1/19    354,350
    115,000 Birmingham Alabama Industrial
            Development Board, AMT (LOC)........     5.750    4/1/19    107,238
    195,000 Birmingham Alabama Medical Clinic,
            Revenue, ETM........................     7.300    7/1/05    219,619
     80,000 Birmingham Alabama Private
            Educational Building (ACA)..........     5.500    5/1/28     79,300
  1,190,000 Birmingham Alabama Special Care
            Facilities, Methodist Home For Aging
            (LOC)...............................     5.000    3/1/14  1,158,762
    175,000 Gadsden Alabama East Medical Clinic,
             Hospital Revenue, Baptist Hospital
             of Gadsden, ETM....................     6.900    7/1/07    200,813
     75,000 Lauderale County & Florence Alabama,
            ETM.................................     7.000    7/1/07     80,531
                                                                     ----------
                                                                      4,234,620
                                                                     ----------
            Alaska -- 0.22%
    455,000 Alaska State Housing Financial
            Corp., Series A, Revenue Bond
            (MBIA)..............................     6.000   12/1/15    476,044
                                                                     ----------
            Arizona -- 1.12%
     85,000 Coconino County Arizona United
            School District (AMBAC).............     5.000    7/1/01     85,447
      5,000 Maricopa County Arizona Hospital
            Revenue, ETM .......................     7.125   10/1/02      5,029
     50,000 Maricopa County Arizona Hospital
            Revenue, ETM........................     6.750    1/1/04     52,063
     40,000 Maricopa County Arizona Industrial
            Development Authority (Asset GTY)...     5.000    5/1/07     40,550
     10,000 Maricopa County Arizona Industrial
            Development Authority (Asset GTY)...     4.900    5/1/06     10,125
     95,000 Maricopa County Arizona Industrial
            Development Authority (Asset GTY)...     5.300    5/1/13     96,781
    720,000 Phoenix Health Facilities Authority
            Hospital, ETM.......................     6.250    9/1/11    755,999
    230,000 Pinal County Arizona Community
            College (AMBAC).....................     5.250    7/1/07    242,075
    245,000 Pinal County Arizona Community
            College (AMBAC).....................     5.250    7/1/08    259,088
     95,000 Pinal County Arizona Community
            College (AMBAC).....................     4.750    7/1/09     97,375
    175,000 Pinal County Arizona Community
            College (AMBAC).....................     4.800    7/1/09    180,031
    275,000 Santa Cruz County Arizona Industrial
            Development Authority, Optional Put
            8/1/07 @100.........................     4.750    8/1/20    267,781
    340,000 Yuma Arizona Industrial Development
            Multi-Family (GNMA).................     5.400  12/20/17    340,425
                                                                     ----------
                                                                      2,432,769
                                                                     ----------
            Arkansas -- 0.99%
    655,000 Arkansas State Development Finance
            Authority (MBIA)....................     5.100   10/1/16    661,549
     40,591 Drew County Arkansas Public Facility
            Board, Single Family, Series A-2
            (FNMA)..............................     7.900    8/1/11     42,976
    125,000 Fayetteville Arkansas Public
            Facilities Board Refunding..........     7.250    4/1/11    133,281
     35,000 Jefferson County Arkansas Health
            Care, ETM...........................     7.400   12/1/10     40,819
      2,546 Lonoke County Arkansas Residential
             Housing Refunding Series B,
             Facilities Board, Single Family
             Mortgage Revenue...................     7.375    4/1/11      2,683
    125,000 Mississippi County Arkansas Public
            Facilities Refunding Series 1.......    17.200   7/15/10    133,281
    608,000 North Little Rock Arkansas
             Residential Housing, Capital
             Appreciation, Sub-Mortgage,
             Zero Coupon........................     0.000   12/1/10    310,080
    625,000 Rogers Arkansas Sales & Use Tax
            Revenue.............................     5.350   11/1/11    632,812
     65,000 Rogers Arkansas Sales & Use Tax
            Revenue.............................     5.000   11/1/15     64,947
     85,000 Saline County Arkansas Residential
            Housing Board.......................     7.875    3/1/11     89,144
     34,801 Stuttgart Arkansas Public Facilities
            Board Refunding, Single Family
            Mortgage, Series B..................     7.750    9/1/11     34,829
                                                                     ----------
                                                                      2,146,401
                                                                     ----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal                Security                          Maturity   Value
   Amount                Description               Rate (%)   Date    (Note 2)
 ---------               -----------               -------- --------  --------
            Municipal Bonds (continued)
            California -- 2.99%
 $  405,000 Abag Finance Authority for Non-
            Profit Companies, American Baptists
            Homes...............................     5.500   10/1/07 $  391,331
      5,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)..............................     5.500    6/1/01      5,028
      5,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)..............................     5.500    6/1/02      5,081
      5,000 Atwater California Redevelopment
             Agency Tax Allocation, Downtown
             Redevelopment Project, Series A
             (ACA)..............................     5.500    6/1/03      5,131
    220,000 California Statewide Communities
             Development Authority, Multi-
             Family, Cudahy Gardens, Series I,
             AMT (LOC)..........................     5.100   10/1/12    222,200
    230,000 California Statewide Communities
             Development Authority, Multi-
             Family, Cudahy Gardens, Series I,
             Mandatory Put 4/1/16 @ 100, AMT
             (LOC)..............................     5.600    4/1/29    232,588
  1,367,000 California Statewide Communities
             Development Authority, Multi-
             Family, Pioneer Park, Series T, AMT
             (GNMA).............................     6.100  12/20/20  1,421,680
    190,000 California Statewide Communities
             Development Authority, Multi-
             Family, Riverside Gardens, AMT
             (LOC)..............................     5.100   10/1/12    191,188
     35,000 Colton California Redevelopment
            Agency, ETM.........................     7.250    8/1/11     39,769
    100,000 Contra Costa County California
             Multi-Family Housing Revenue,
             Bollinger Crests Apartments, Series
             C, AMT (FNMA)......................     4.850    5/1/11    100,375
    130,000 Delta County California Home
            Mortgage Finance, AMT (GNMA/FNMA)
            (MBIA)..............................     6.700    6/1/24    140,888
     55,000 Emeryville California Redevelopment
            Agency, ETM.........................     7.500    9/1/11     63,938
     40,000 Fresno California Housing Authority,
             Multi-Family Housing Central Valley
             Coalition Projects, AMT (FNMA).....     5.150    8/1/07     41,150
     80,000 Fresno California Housing Authority,
             Multi-Family Housing Central Valley
             Coalition Projects, AMT (FNMA).....     5.150    8/1/07     82,300
    125,000 Fresno California Multi-Family
            Housing Revenue, Woodlands
            Apartments Projects (GNMA)..........     6.650   5/20/08    135,313
    940,000 Los Angeles California Community
            Redevelopment, Angelus Plaza
            Project, Series A (FNMA)............     7.400   6/15/10  1,038,699
     90,000 Los Angeles California Community
            Redevelopment, Monterey Hills
            Redevelopment Project...............     8.650   12/1/22     99,225
    295,000 Los Angeles California Multi-Family
             Housing, Earthquake Rehabilitation
             Projects, Series A, AMT (FNMA).....     5.700   12/1/27    306,800
    675,000 Los Angeles California Multi-Family
             Housing, Earthquake Rehabilitation
             Projects, Mandantory 12/1/07 Put @
             100, AMT (FNMA)....................     5.850   12/1/27    734,062
      5,000 Los Angeles California Regional
            Airports............................    10.000    1/1/01      5,000
     45,000 Rialto California Redevelopment
            Agency Multi-Family Housing (FNMA)..     5.600   11/1/06     47,981
    120,000 Riverside County California Housing
             Authority Breezewood Apartments
             Project, Series B (MBIA)...........     5.000    6/1/19    114,300
     65,000 Sacramento California Municipal
            Utility District, Series M, ETM.....     8.750    4/1/03     69,550
     65,000 Santa Clara County California Multi-
            Family Housing (GNMA)...............     5.750   5/20/05     68,981
     40,000 Southern California Home Finance
            Authority, AMT (GNMA/FNMA)..........     6.900   10/1/24     41,118
    110,000 Turlock California Public Financing
            Authority...........................     5.250    9/1/15    108,350
    765,000 Vista California Multi-Family
             Housing Revenue, Pepperwood
             Apartments Project, Series A,
             Mandatory Put 6/1/05 @100 (FNMA)...     5.700    6/1/25    796,555
                                                                     ----------
                                                                      6,508,581
                                                                     ----------
            Colorado -- 5.17%
     80,000 Arvada Colorado Industrial
            Development Revenue, AMT (LOC)......     5.600   12/1/12     80,100
    120,000 Arvada Colorado Industrial
            Development Revenue, AMT (LOC)......     5.800   12/1/17    120,300
    310,000 Aurora Centretech Metro District
            Colorado, Mandatory Put 12/1/08 @
            100 (LOC)...........................     4.875   12/1/28    308,450
     40,000 Aurora Colorado Housing Authority,
            Single Family Mortgage Revenue......     7.300    5/1/10     40,064
    245,000 Castle Rock Ranch Colorado Public
            Improvements Authority..............     5.900   12/1/03    248,981
     45,000 Colorado Housing Financial
            Authority...........................     5.000    5/1/05     45,619
     45,000 Colorado Housing Financial
            Authority...........................     4.750   11/1/05     45,450

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal                Security                         Maturity    Value
   Amount               Description               Rate (%)   Date    (Note 2)
 ---------              -----------               -------- --------  --------
            Municipal Bonds (continued)
            Colorado (continued)
 $  235,000 Colorado Housing Financial
            Authority..........................    6.500     5/1/16 $   250,863
    360,000 Colorado Housing Financial
            Authority..........................    6.550     5/1/25     387,000
    350,000 Colorado Housing Financial
            Authority (FHA)....................    5.700    10/1/21     350,067
      5,000 Colorado Housing Financial
            Authority, AMT.....................    5.750    11/1/04       5,169
    230,000 Colorado Housing Financial
            Authority, AMT.....................    5.200    12/1/05     235,750
  1,230,000 Colorado Housing Financial
            Authority, AMT.....................    6.400    11/1/24   1,311,487
    225,000 Colorado Student Obligations Board
            Authority, AMT.....................    7.150     9/1/06     233,701
    120,000 Denver Colorado City & County
            Multi-Family Housing (FHA).........    4.700     7/1/08     120,300
     70,000 Denver Colorado City & County
            Multi-Family Housing, AMT (FHA)....    5.100    11/1/07      71,138
    430,000 Denver Colorado City & County
            Single Family Housing (GNMA/FNMA)..    5.000    11/1/15     425,163
    275,000 Greeley Colorado Multi-Family
            Revenue Housing, Meeker Commons,
            AMT (GNMA).........................    5.400    9/20/10     269,500
  1,950,000 Meridian Metropolitan District
            Colorado...........................    7.500    12/1/11   2,011,991
  3,250,000 Superior Metropolitan District
             No.1, Colorado Water & Sewer,
             Series C, Mandatory Put, 12/1/04 @
             100, (LOC)........................    5.500    12/1/20   3,306,874
     35,000 Vail Colorado Single Family
            Mortgage Revenue...................    8.125     6/1/10      36,794
    555,000 Westminster Colorado Multi-Family,
            Mandatory Put 9/1/06 @ 100, (AXA)..    5.950     9/1/06     575,813
    720,000 Westminster Colorado Multi-Family,
            Mandatory Put 12/1/05 @100,
            (FNMA).............................    5.350    12/1/25     739,799
                                                                    -----------
                                                                     11,220,373
                                                                    -----------
            Connecticut -- 1.50%
  2,565,000 Stamford Connecticut Housing
             Authority, Multi-Family, AMT,
             Mandatory Put 12/1/08 @100........    4.750    12/1/28   2,411,099
    415,000 Waterbury Connecticut Housing
            Authority Mortgage Revenue
            (AMBAC)............................    4.850     7/1/09     415,519
    440,000 Waterbury Connecticut Housing
            Authority Mortgage Revenue
            (AMBAC)............................    4.850     7/1/09     440,418
                                                                    -----------
                                                                      3,267,036
                                                                    -----------
            Delaware -- 0.25%
      5,000 Delaware State Economic Development
             Authority Revenue, 1st Mortgage,
             Peninsula United, Series A........    6.000     5/1/09       4,763
      5,000 Delaware State Housing Authority
            Revenue Refunding, Multi-Family
            Mortgage...........................    6.600     7/1/01       5,059
    205,000 Delaware State Housing Authority
            Revenue, Residential Mortgage,
            Series A...........................    8.750     6/1/17     205,000
     15,000 Deleware State Economic Development
            (MBIA).............................    7.000    10/1/03      15,251
    280,000 Sussex County Deleware Single
            Family Mortgage, ETM...............    7.500     3/1/10     315,700
                                                                    -----------
                                                                        545,773
                                                                    -----------
            District of Columbia -- 0.51%
    335,000 District of Columbia Housing
            Finance Agency (Asset GTY).........    4.850     6/1/08     330,394
    220,000 District of Columbia Housing
             Finance Agency, Mayfair Mansions
             Apartments, AMT (FHA).............    5.000     2/1/08     219,725
    555,000 District of Columbia Housing
             Finance Agency, Single Family
             Mortgage, Series A, AMT
             (FNMA/GNMA).......................    6.250    12/1/28     565,406
                                                                    -----------
                                                                      1,115,525
                                                                    -----------
            Florida -- 2.33%
  1,980,000 Boca Place Associates, LTD Florida
            Revenue (LOC)......................    4.650     2/1/04   2,004,749
    165,000 Brevard County Flordia Health
            Facilities Authority, ETM..........    7.375   11/15/04     176,138
     50,000 Dade City Flordia Governmental
            Leasing Corp., Certificates of
            Participation......................    9.000     4/1/20      51,610
    260,000 Dade County Florida Housing Finance
             Authority, AMT (FNMA), Mandatory
             Put 6/1/06 @ 100 (FNMA)...........    5.900     6/1/26     271,050
    100,000 Daytona Beach Flordia Water &
            Sewer, ETM.........................    6.750   11/15/07     102,624
    330,000 FHA Insured Trust, Series 96-I,
            Class A3...........................    7.000     7/1/22     332,063
     75,000 Jacksonville Florida Health
            Facilities, St. Catherine Laboure
            Manor, Inc., ETM...................    9.125     1/1/03      79,500

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal               Security                         Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
 ---------              -----------              -------- --------   --------
            Municipal Bonds (continued)
            Florida (continued)
 $  125,000 Jacksonville Florida Health
            Facilities, St. Vincent's Medical
            Center, Inc., ETM.................    9.125     1/1/03 $    132,500
    300,000 Miami Beach Florida Housing
             Authority Revenue, 1st Mortgage,
             Elderly Housing, Section 8.......    6.625    1/15/09      310,875
    450,000 Miami-Dade County Florida Housing
             Finance Authority, Series A-1,
             AMT (GNMA/FNMA)..................    5.900     6/1/25      460,688
     70,000 Miramar Florida Water Improvement
            Assessment Revenue (FGIC).........    5.125    10/1/20       70,875
     30,000 Palm Beach County Florida Health
            Facilities Revenue, ETM...........    9.500     8/1/13       38,700
    575,000 Pasco County Florida Revenue, GO,
            ETM (MBIA)........................    6.375     8/1/08      652,625
    215,000 Pinellas County Florida Housing
             Finance Authority, Multi-County
             Program, Series A, AMT (GNMA)....    6.850     3/1/29      218,515
     65,000 St. Johns County Florida
            Industrial Development Authority,
            Series A (MBIA)...................    5.500     3/1/17       67,275
     90,000 Tampa Florida Excise Tax, Revenue
            Bond, ETM.........................    6.125    10/1/07       93,488
                                                                   ------------
                                                                      5,063,275
                                                                   ------------
            Georgia -- 1.33%
    200,000 Athens Georgia Water & Sewer
            Revenue, ETM......................    6.200     7/1/08      224,250
    210,000 Augusta Georgia Housing
            Rehabilitation Agency.............    7.000     9/1/05      221,813
      5,000 Clayton County Georgia Housing
            Authority Multi-Family, AMT
            (FNMA)............................    5.750     1/1/13        5,175
     55,000 Fulton County Georgia Housing
            Authority, Single Family Revenue,
            AMT (GNMA)........................    6.200     3/1/13       57,613
    425,000 Gwinnett County Georgia Multi-
            Family, Mandatory Put 4/1/06 @ 100
            (FNMA)............................    5.500     4/1/26      427,656
    645,000 Marietta Georgia Housing Authority
            Multi-Family, Mandatory Put 6/1/05
            @100 (FNMA).......................    5.700     6/1/25      671,605
    260,000 Savannah Georgia Economic
            Development Authority.............    6.200    10/1/09      274,625
    200,000 Savannah Georgia Economic
            Development Authority.............    6.500    10/1/13      210,000
    585,000 Savannah Georgia Economic
            Development Authority (ACA).......    6.875   11/15/11      643,499
    100,000 St. Mary's Georgia Housing
            Authority Multi-Family (FHA)......    7.250     9/1/05      101,846
     50,000 St. Mary's Georgia Housing
            Authority Multi-Family (FHA)......    7.250    10/1/05       50,428
                                                                   ------------
                                                                      2,888,510
                                                                   ------------
            Hawaii -- 0.24%
    470,000 Hawaii State Housing Finance &
            Development, AMT (FNMA)...........    5.200     7/1/12      474,113
     55,000 Honolulu Hawaii City & County,
             Multi-Family Housing, Waipahu
             Towers Project, AMT (GNMA).......    6.900    6/20/05       57,819
                                                                   ------------
                                                                        531,932
                                                                   ------------
            Idaho -- 0.82%
     55,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes, Inc. Project,
             AMT (LOC)........................    4.750    11/1/01       55,257
      5,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes, Inc. Project,
             AMT (LOC)........................    4.850    11/1/02        5,013
     80,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes, Inc. Project,
             AMT (LOC)........................    4.950    11/1/03       80,400
     80,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes, Inc. Project,
             AMT (LOC)........................    5.050    11/1/04       80,500
     95,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes, Inc. Project,
             AMT (LOC)........................    5.150    11/1/05       95,475
     95,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes, Inc. Project,
             AMT (LOC)........................    5.200    11/1/06       95,238
    105,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes, Inc. Project,
             AMT (LOC)........................    5.300    11/1/07      105,525
    110,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes, Inc. Project,
             AMT (LOC)........................    5.400    11/1/08      110,688


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal               Security                         Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
 ---------              -----------              -------- --------   --------
            Municipal Bonds (continued)
            Idaho (continued)
 $  110,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes, Inc. Project,
             AMT (LOC)........................    5.500    11/1/09 $    110,963
      5,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes, Inc. Project,
             AMT (LOC)........................    5.600    11/1/10        5,056
      5,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes, Inc. Project,
             AMT (LOC)........................    5.700    11/1/11        5,063
      5,000 Bingham County Idaho Industrial
             Development Corporation, Idaho
             Supreme Potatoes, Inc. Project,
             AMT (LOC)........................    5.800    11/1/12        5,069
     90,000 Idaho Housing & Financial
             Assistance, Series Sub B, AMT....    5.650     7/1/09       94,388
     80,000 Idaho Housing & Financial
             Assistance, Single Family
             Mortgage, Series Sub-C, AMT......    5.250     7/1/11       80,300
    120,000 Idaho Housing & Financial
             Assistance, Single Family
             Mortgage, Series F-2, AMT........    5.100     7/1/12      119,700
    565,000 Idaho Housing & Financial
             Assistance, State Housing,
             Revenue Bond, Multi-Family
             Housing, Teton Apartments,
             Mandatory Put 8/1/04 @ 100, AMT
             (LOC)............................    5.150     8/1/31      565,237
    160,000 Idaho Housing Agency, Single
             Family Mortgage, Sub-Series F,
             AMT..............................    5.800     7/1/07      167,400
      5,000 Idaho Housing Agency, Single
             Family Mortgage, Series C-1......    7.650     7/1/10        5,082
                                                                   ------------
                                                                      1,786,354
                                                                   ------------
            Illinois -- 8.28%
    135,000 Alton Illinois Hospital Facilities
             Revenue & Refunded, Alton
             Memorial Hospital Project, ETM...    7.000     7/1/05      142,594
    530,000 Bedford Park Illinois Water
             Revenue, AMT (ACA)...............    6.000   12/15/08      565,775
    260,000 Bolingbrook Illinois Mortgage
             Revenue Capital Appreciation Sub-
             Series 1, Zero Coupon............    0.000     1/1/11      128,843
     60,000 Bolingbrook Illinois Will & Du
             Page Counties Hospital Revenue,
             Hinsdale Sanitarium, (ETM).......    7.250     8/1/08       66,075
     80,000 Buffalo Grove, Illinois Economic
             Development Project..............    5.450    8/15/02       80,036
     10,000 Chicago Illinois, Multi-Family
             Housing Project, AMT (GNMA)......    4.950     6/1/05       10,113
     40,000 Chicago Illinois, Multi-Family
             Housing Project, AMT (GNMA)......    5.250     6/1/08       40,900
     40,000 Chicago Illinois, Multi-Family
             Housing Project, AMT (GNMA)......    5.350     6/1/09       40,900
     40,000 Chicago Illinois, Multi-Family
             Housing Project, AMT (GNMA)......    5.450     6/1/10       41,100
     55,000 Chicago Illinois, Multi-Family
             Housing Project, AMT (GNMA)......    5.500     6/1/11       56,650
     55,000 Chicago Illinois, Multi-Family
             Housing Project, AMT (GNMA)......    5.550     6/1/12       56,444
    600,000 Davis Junction Illinois Solid
             Waste, GO, Series B (LOC)........    5.500    4/15/10      629,250
     80,000 Des Plaines Illinois Hospital
             Facility Revenue, Holy Family
             Hospital, ETM....................    7.000     1/1/07       86,900
      5,000 Des Plaines Illinois Hospital
             Facility Revenue, Holy Family
             Hospital, ETM (FGIC).............    7.000     1/1/07        5,431
     45,000 Des Plaines Illinois Hospital
             Facility Revenue, Holy Family
             Hospital, ETM (MBIA).............    7.000     1/1/07       48,881
    320,000 Du Page County Illinois Community
             High School (FSA)................    5.500    12/1/14      334,800
    120,000 Fairfield Illinois Economic
             Development Revenue, Wayne County
             Center Project...................    6.000   12/15/05      120,450
    200,000 Grayslake Illinois Multi-Family
             Revenue, Country Squire
             Apartments (FHA).................    6.000     6/1/05      208,000
      5,000 Greater Peoria Illinois Airport
             Authority, AMT (AMBAC)...........    6.500    12/1/05        5,375
    145,000 Greater Peoria Illinois Airport
             Authority, AMT (AMBAC)...........    6.600    12/1/06      156,056
     65,000 Greater Peoria Illinois Airport
             Authority, AMT (AMBAC)...........    6.700    12/1/07       69,875
    245,000 Illinois Development Finance
             Authority Revenue, Catholic
             Health (AMBAC)...................    5.150    2/15/06      252,963
    160,000 Illinois Development Finance
             Authority Revenue, Community
             Rehabilitation Providers.........    5.375     7/1/09      154,400
    930,000 Illinois Development Finance
             Authority Revenue, Community
             Rehabilitation Providers, Series
             A................................    5.600     7/1/19      782,362
    170,000 Illinois Development Finance
             Authority Revenue, Debt
             Restructure East St. Louis.......    6.875   11/15/05      183,813
  1,080,000 Illinois Development Finance
             Authority Revenue, Provena
             Health, Series A (MBIA)..........    5.125    5/15/23    1,047,599
     10,000 Illinois Development Finance
             Authority Revenue, Section 8,
             Series A (FHA/MBIA)..............    5.200     7/1/08       10,225
    340,000 Illinois Development Finance
             Authority, Illinois Facilities
             Project, Series A................    7.400     9/1/04      354,875
    365,000 Illinois Educational Facility
             Authority Revenue................    4.600    10/1/08      351,769
    495,000 Illinois Educational Facility
             Authority Revenue................    5.000    10/1/13      475,200


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal               Security                         Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
 ---------              -----------              -------- --------   --------
            Municipal Bonds (continued)
            Illinois (continued)
 $   85,000 Illinois Health Facilities
             Authorities, Loyola University,
             ETM..............................    6.250     7/1/06 $     93,288
  1,471,000 Illinois Health Facilities
             Authority Revenue (FSA)..........    7.600    8/15/10    1,500,419
  1,615,000 Illinois Health Facilities
             Authority Revenue, Community
             Hospital of Ottawa Project.......    6.750    8/15/14    1,663,449
    215,000 Illinois Health Facilities
             Authority Revenue, Lutheran
             Social Services..................    6.125    8/15/10      196,994
    135,000 Illinois Health Facilities
             Authority Revenue, Michael Reese
             Hospital & Medical Center, ETM...    6.750    12/1/08      148,331
    155,000 Illinois Health Facilities
             Authority Revenue, Midwest Group
             Ltd. (ACA).......................    5.375   11/15/08      160,813
    795,000 Illinois Health Facilities
             Authority Revenue, Northwestern
             Medical Foundation (MBIA)........    5.125   11/15/28      767,174
     95,000 Illinois Health Facilities
             Authority Revenue, Northwestern
             Memorial Hospital Project, ETM...    6.375     5/1/03       97,850
    230,000 Illinois Health Facilities
             Authority Revenue, Sydney R.
             Forkosh Memorial Hospital,
             Prerefunded 7/1/02 @ 100.........    7.000     7/1/07      235,950
    175,000 Illinois Industrial Pollution
             Control Authority Revenue,
             Commonwealth Edison Co. Project..    5.875    5/15/07      175,107
    330,000 Lake County Illinois Community
             School District (FSA)............    5.375    12/1/12      346,087
  1,640,000 Lake County Illinois Community
             School District (FSA), Zero
             Coupon...........................    0.000    12/1/17      678,549
     90,000 Lake County Illinois Township,
             High School District No. 113,
             Highland Park, GO................    8.100    12/1/12      117,788
    180,000 Lake County Illinois, School
             District No. 109, Series B, GO...    6.600   12/15/18      211,950
  2,190,000 Palatine Illinois Tax Increment
             Revenue (AMBAC)..................    5.000     1/1/15    2,200,949
     60,000 Quincy Illinois Single Family
             Mortgage.........................    6.875     3/1/10       62,775
    110,000 Rockford Illinois Mortgage
             Revenue, Faust Landmark
             Apartments, Series A, AMT (FHA)..    5.625     1/1/07      113,988
    460,000 Rockford-Concord Commons Housing,
             Concord Commons Project (FHA)....    6.150    11/1/22      480,700
     90,000 Rockford-Concord Commons Housing,
             Concord Commons Project, Series A
             (FHA)............................    5.550    11/1/06       93,825
    585,000 Silvas Illinois Mortgage Revenue
             (FHA)............................    4.900     8/1/11      585,730
    445,000 Silvas Illinois Mortgage Revenue
             (FHA)............................    5.200     8/1/17      439,994
     30,000 Southwestern Illinois Development
             Authority Hospital Revenue, Wood
             River Township Hospital Project,
             ETM..............................    6.875     8/1/03       31,050
    530,000 Upper Illinois River Valley
             Development Authority, Solid
             Waste Disposal Revenue, AMT......    5.900     2/1/14      503,500
    565,000 Woodridge Illinois Multi-Family
             Revenue, Hawthorn Ridge, Series A
             (GNMA)...........................    5.650   12/20/32      569,238
                                                                   ------------
                                                                     17,983,152
                                                                   ------------
            Indiana -- 2.11%
    915,000 Clark County Indiana Hospitals
             Association (MBIA)...............    4.650     3/1/07      920,718
    170,000 Fort Wayne Indiana Hospital
             Authority, ETM...................    6.500     1/1/05      178,288
    305,000 Gary Indiana Mortgage Revenue, AMT
             (FNMA)...........................    5.400    8/20/38      292,800
     50,000 Gary Indiana Mortgage Revenue,
             Willows on Clark Road Apartments,
             AMT (GNMA).......................    4.750    8/20/08       49,625
     70,000 Gary Indiana Mortgage Revenue,
             Willows on Clark Road Apartments,
             AMT (GNMA).......................    5.150    8/20/13       69,388
      5,000 Indiana Bond Bank.................    5.200     8/1/07        5,238
     70,000 Indiana Bond Bank.................    5.300     8/1/08       74,025
     65,000 Indiana Bond Bank.................    5.400     8/1/09       69,388
    165,000 Indiana Health Facilities
             Financing Authority..............    4.850    2/15/06      161,081
     85,000 Indiana Health Facilities
             Financing Authority..............    4.800    2/15/07       81,919
     80,000 Indiana Health Facilities
             Financing Authority..............    4.850    2/15/08       76,600
     80,000 Indiana Health Facilities
             Financing Authority..............    4.950    2/15/09       76,400
     65,000 Indiana Health Facilities
             Financing Authority (Asset GTY)..    5.000    8/15/05       65,163
     95,000 Indiana Health Facilities
             Financing Authority (Asset GTY)..    5.100    2/15/06       95,356
     95,000 Indiana Health Facilities
             Financing Authority (Asset GTY)..    5.100    8/15/06       95,356
     95,000 Indiana Health Facilities
             Financing Authority (Asset GTY)..    5.250    2/15/08       95,238
    110,000 Indiana Health Facilities
             Financing Authority (Asset GTY)..    5.350    8/15/09      110,413


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal               Security                         Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
 ---------              -----------              -------- --------   --------
            Municipal Bonds (continued)
            Indiana (continued)
 $  415,000 Indianapolis Indiana Economic
             Development Revenue, AMT (GNMA)..     5.350   4/20/17 $    403,588
    820,000 Indianapolis Indiana Economic
             Development Revenue, Mandatory
             Put 12/1/04 @ 100, AMT (FNMA)....     6.375   12/1/24      865,099
     90,000 Indianapolis Indiana Utilities
             Revenue, ETM.....................     7.000    6/1/08       97,988
     80,000 Lawrence Indiana Multi-Family
             Revenue, AMT (FNMA)..............     5.050    1/1/08       81,700
    530,000 Lawrence Indiana Multi-Family
             Revenue, Mandatory Put 1/1/08
             @100, AMT (FNMA).................     5.150    6/1/24      533,975
     65,000 Monroe County Indiana Hospital
             Authority (LOC)..................     4.750    5/1/06       65,975
     15,000 Vigo County Indiana Hospital
             Authority Revenue, ETM...........     6.875    4/1/04       15,750
                                                                   ------------
                                                                      4,581,071
                                                                   ------------
            Iowa -- 0.79%
     50,000 Des Moines Iowa Hospital Revenue,
             Fairview Community, Iowa Lutheran
             Hospital, ETM....................     9.500  11/15/02       52,813
  1,300,000 Iowa Finance Authority Commercial
             Development Revenue (LOC)........     4.350    8/1/03    1,273,999
    380,000 Iowa Finance Authority Small
             Business District, Terrace
             Center...........................     7.500    3/1/22      397,575
                                                                   ------------
                                                                      1,724,387
                                                                   ------------
            Kansas -- 0.50%
     80,000 Kansas State Development Finance
             Authority Multi-Family, AMT
             (LOC)............................     5.300   10/1/07       79,800
    255,000 Kansas State Development Finance
             Authority Multi-Family, Mandatory
             Put 10/1/07 @100, AMT (LOC)......     5.600   10/1/19      258,188
     45,000 Labette County Kansas Single
             Family (GNMA)....................     7.650   12/1/11       45,973
     45,000 Manhattan Kansas Tax Increment
             Revenue, AMT (Asset GTY).........     5.000   12/1/02       45,394
    125,000 Manhattan Kansas Tax Increment
             Revenue, AMT (Asset GTY).........     5.200   12/1/03      126,250
    390,000 McPhearson Kansas Electric
             Utility, Partial Prerefunded
             3/1/03 @ 100, ETM (AMBAC)........     5.900    3/1/07      424,125
     35,000 Reno County Kansas Mortgage
             Revenue..........................     8.700    9/1/11       36,333
     60,000 Wichita Kansas Single Family
             Mortgage Revenue.................     7.100    9/1/09       62,925
                                                                   ------------
                                                                      1,078,988
                                                                   ------------
            Kentucky -- 0.35%
    260,000 Ashland Kentucky Environmental
             Improvements, Allied Chemical
             Corporation Project, ETM.........     5.800    3/1/03      265,200
    105,000 Greater Kentucky Housing
             Assistance Corporation, Section
             8, Series C (FHA/MBIA)...........     5.350    7/1/07      105,504
    190,000 Kentucky State Turnpike Authority
             Resource Recovery, ETM...........     6.125    7/1/07      199,500
    100,000 Kentucky State Turnpike Authority
             Resource Recovery, Recovery Road
             Revenue, ETM.....................     6.625    7/1/08      107,750
     25,000 Lakeland Wesley Village, Inc.
             Kentucky Mortgage, ELD Section 8,
             Assistance Project (FHA).........     7.125   11/1/02       25,625
     60,000 Owensboro Kentucky Electric
             Lighting & Power Revenue, ETM....    10.500    1/1/04       66,225
                                                                   ------------
                                                                        769,804
                                                                   ------------
            Louisiana -- 3.18%
    245,000 East Baton Rouge Parish Louisiana
             Hospital district No. 3, Woman's
             Hospital Foundation, ETM.........     7.200   10/1/08      268,275
    115,000 Iberia Home Mortgage Authority
             Louisiana Single Family..........     7.375    1/1/11      122,188
     50,000 Jefferson Parish Louisiana
             Hospital Services Development
             Revenue, ETM.....................     7.125    1/1/02       50,957
     70,000 Louisiana Housing Finance Agency
             Mortgage Revenue (GNMA/FNMA).....     4.625    6/1/09       70,613
    160,000 Louisiana Housing Finance Agency
             Mortgage Revenue, AMT (GNMA).....     6.450    9/1/27      169,400
    395,000 Louisiana Housing Finance Agency
             Mortgage Revenue, AMT (GNMA).....     6.500    9/1/38      417,713
  2,000,000 Louisiana Local Government
             Environment Facilities Community
             Development Authority Revenue,
             Capital Projects & Equipment
             Acquisition (ACA)................     6.550    9/1/25    2,105,000
     70,000 Louisiana Public Facility
             Authority Revenue, Single
             Family...........................     7.375   10/1/12       70,788
     92,337 Louisiana Public Facility
             Authority Revenue................     8.450   12/1/12       95,741


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal               Security                         Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
 ---------              -----------              -------- --------   --------
            Municipal Bonds (continued)
            Louisiana (continued)
 $   70,000 Louisiana Public Facility
             Authority Revenue (AXA)..........    5.750   3/15/03  $     71,549
     80,000 Louisiana Public Facility
             Authority Revenue (AXA)..........    5.850   3/15/04        81,766
     80,000 Louisiana Public Facility
             Authority Revenue (AXA)..........    5.950   3/15/05        81,774
    190,000 Louisiana Public Facility
             Authority Revenue, Mandatory Put
             6/1/05 @ 100 (FNMA)..............    5.800    6/1/25       196,650
    150,000 Louisiana Public Facility
             Authority Revenue, Multi-Family
             Housing, Carlyle Apartments,
             Mandatory Put 6/15/05 @ 100
             (AXA)............................    5.950   6/15/19       153,715
  1,205,000 Louisiana Public Services
             Authority Revenue, Mandatory Put
             6/1/05 @ 100 (FNMA)..............    5.800    6/1/25     1,247,174
  1,520,000 Tensas Parish Louisiana Law
             Enforcement District, Certificate
             Participation....................    7.000    9/1/18     1,719,500
                                                                   ------------
                                                                      6,922,803
                                                                   ------------
            Maine -- 0.29%
    620,000 Maine Finance Authority Revenue,
             AMT (FSA)........................    5.200    7/1/18       622,324
                                                                   ------------
            Maryland -- 0.44%
     10,000 Annapolis Maryland Economic
             Development Revenue .............    4.600   10/1/02         9,988
     55,000 Annapolis Maryland Economic
             Development Revenue..............    4.700   10/1/03        55,206
      5,000 Annapolis Maryland Economic
             Development Revenue..............    4.800   10/1/04         5,013
     55,000 Annapolis Maryland Economic
             Development Revenue..............    5.000   10/1/06        55,344
     55,000 Annapolis Maryland Economic
             Development Revenue..............    5.000   10/1/07        55,413
     65,000 Annapolis Maryland Economic
             Development Revenue..............    5.000   10/1/08        65,406
    110,000 Baltimore County Maryland Mortgage
             Revenue, Three Garden Village
             Project, Series A (FHLMC)........    4.800    1/1/13       107,800
    420,000 Cecil County Maryland County
             Commerce Economic Development....    6.875   1/15/08       447,300
    120,000 Cecil County Maryland County
             Commerce Economic Development....    6.875   1/15/10       127,950
     35,000 Frederick County Maryland Economic
             Development (FHA)................    5.900    2/1/05        36,663
                                                                   ------------
                                                                        966,083
                                                                   ------------
            Massachusetts -- 2.46%
    485,000 Boston Massachusetts Industrial
             Development Finance Authority,
             Northend Community, Series A
             (FHA)............................    6.450    8/1/37       537,744
    135,000 Boston Massachusetts Revenue,
             Duetsches Altenheim, Inc., Series
             A (FHA)..........................    5.950   10/1/18       138,375
    150,000 Dartmouth Massachusetts Housing
             Development Corporation Mortgage
             Revenue (FHA/MBIA)...............    4.850    7/1/09       150,563
    125,000 Massachusetts Education Loan
             Authority, Issue D, Series A, AMT
             (MBIA)...........................    7.250    1/1/09       128,504
    250,000 Massachusetts State Development
             (Asset GTY)......................    6.000    6/1/24       268,125
     15,000 Massachusetts State Health &
             Education Facilities Authority,
             Beth Israel Hospital, ETM........    5.750    7/1/06        15,488
    530,000 Massachusetts State Housing
             Finance Agency (Asset GTY).......    4.850    9/1/13       524,038
    490,000 Massachusetts State Housing
             Finance Agency, Housing Revenue,
             Single Family, Series 44.........    5.900   12/1/13       505,925
     55,000 Massachusetts State Housing
             Finance Agency, Series A, AMT
             (MBIA)...........................    6.125   12/1/11        58,163
    110,000 Massachusetts State Industrial
             Finance Agency, AMT (GNMA).......    5.400   8/20/12       113,438
  1,670,000 Massachusetts State Industrial
             Finance Agency, AMT (GNMA).......    6.450   8/20/39     1,784,812
    545,000 Massachusetts State Industrial
             Finance Agency, Higher Education,
             Hampshire College Project .......    5.800   10/1/17       548,406
    590,000 Massachusetts State Industrial
             Finance Agency, Revenue Bond,
             Retirement Facility, AMT (GNMA)..    5.300   6/20/19       568,613
                                                                   ------------
                                                                      5,342,194
                                                                   ------------
            Michigan -- 1.24%
    365,000 Avondale School District..........    5.800    5/1/07       378,688
    110,000 Battle Creek Michigan Economic
             Development......................    5.125    2/1/09       110,081
    225,000 Detroit Water Supply System, Water
             Utility Improvements, ETM........    8.875    1/1/05       247,781
    190,000 Dickinson County Michigan Economic
             Development......................    6.550    3/1/07       193,910


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

  Principal               Security                        Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
  ---------             -----------              -------- --------   --------

             Municipal Bonds (continued)
             Michigan (continued)
 $   210,000 Grand Rapids Charter Township
              Michigan........................     5.200    7/1/14 $    205,800
      15,000 Michigan State Building Authority
              Revenue, ETM....................     7.400    4/1/01       15,109
      55,000 Michigan State Hospital Financial
              Authority Revenue, ETM..........     6.200    1/1/03       56,306
     140,000 Michigan State Hospital Financial
              Authority Revenue, ETM..........     7.000    7/1/05      148,225
      95,000 Michigan State Hospital Financial
              Authority, St. Joseph Mercy
              Hospital, ETM...................     9.250    7/1/03      101,531
      75,000 Michigan State Housing
              Development Authority, Series
              A...............................     6.000    6/1/06       79,594
       5,000 Michigan State Housing
              Development Authority, AMT
              (AMBAC).........................     5.050   12/1/07        5,081
       5,000 Michigan State Housing
              Development Authority, AMT
              (AMBAC).........................     5.150   12/1/08        5,113
       5,000 Michigan State Housing
              Development Authority, AMT
              (AMBAC).........................     5.250   12/1/09        5,138
       5,000 Michigan State Housing
              Development Authority, AMT
              (AMBAC).........................     5.350   12/1/10        5,125
     575,000 Michigan State Housing
              Development Authority, Home
              Improvement, Series B, AMT......     7.650   12/1/12      580,733
     125,000 Michigan State Strategic Fund
              Ltd., ETM.......................     7.875   8/15/05      135,000
     240,000 Petoskey Michigan Hospital
              Finance Authority, ETM..........     6.700    3/1/07      258,900
     145,000 Saginaw Michigan Hospital Finance
              Authority, ETM..................     7.500   11/1/10      168,019
                                                                   ------------
                                                                      2,700,134
                                                                   ------------
             Minnesota -- 0.75%
     105,000 Cambridge Minnesota Mortgage
              Revenue (GNMA)..................     5.400  11/20/05      108,019
      95,000 Dakota County Minnesota Housing &
              Redevelopment Authority, AMT
              (GNMA/FNMA).....................     5.500   10/1/01       96,055
      10,000 Dakota County Minnesota Housing &
              Redevelopment Authority, AMT
              (GNMA/FNMA).....................     5.550   10/1/02       10,200
      10,000 Dakota County Minnesota Housing &
              Redevelopment Authority, AMT
              (GNMA/FNMA).....................     5.750   10/1/04       10,363
      80,000 Fridley Minnesota Community
              Development Revenue, Mandatory
              Put 9/1/01 @ 100, AMT (LOC).....     5.375    9/1/16       80,439
     110,000 Monticello Minnesota Pollution
              Control Revenue.................     5.375    2/1/03      110,079
     145,000 Rochester Minnesota Hospital
              Revenue, ETM....................     5.750   10/1/07      150,438
   1,000,000 White Earth Band of Chippewa
              Indians, Revenue, Series A
              (ACA)...........................     7.000   12/1/11    1,070,000
                                                                   ------------
                                                                      1,635,593
                                                                   ------------
             Mississippi -- 3.00%
     310,000 Corinth & Alcorn County
              Mississippi Hospital Revenue....     5.000   10/1/08      283,650
     185,000 Corinth & Alcorn County
              Mississippi Hospital Revenue....     5.125   10/1/10      165,806
     700,000 Jackson Mississippi Housing
              Authority, AMT (FSA)............     5.300    4/1/19      692,999
     920,000 Jackson Mississippi Housing
              Authority, Mandatory Put 4/1/19
              @ 100, AMT......................     5.400    4/1/39      867,099
     505,000 Lincoln County Mississippi
              Hospital Revenue (Asset GTY)....     5.500    4/1/18      513,206
      70,000 Mississippi Business Finance
              Corp., AMT (LOC)................     5.450    9/1/01       70,350
      80,000 Mississippi Business Finance
              Corp., AMT (LOC)................     5.600    9/1/02       80,500
      80,000 Mississippi Business Finance
              Corp., AMT (LOC)................     5.800    9/1/04       81,000
      95,000 Mississippi Business Finance
              Corp., AMT (LOC)................     5.900    9/1/05       96,188
   1,240,000 Mississippi Business Finance
              Corp., Series A (GNMA)..........     5.450   5/20/34    1,221,399
     995,000 Mississippi Business Finance
              Corp., Series A (GNMA)..........     5.450   5/20/34      980,074
     130,000 Mississippi Home Corporation
              Single Family Revenue
              (GNMA/FNMA).....................     5.125   12/1/17      130,488
      35,000 Mississippi Home Corporation
              Single Family Revenue, AMT
              (GNMA)..........................     5.000    6/1/04       35,525
     745,000 Mississippi Home Corporation
              Single Family Revenue, AMT
              (GNMA/FNMA).....................     7.375    6/1/28      838,124
     525,000 Perry County Mississippi
              Pollution Control...............     5.200   10/1/12      464,625
                                                                   ------------
                                                                      6,521,033
                                                                   ------------


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

  Principal               Security                        Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
  ---------             -----------              -------- --------   --------

             Municipal Bonds (continued)
             Missouri -- 4.55%
 $   600,000 Boone County Missouri Industrial
              Development Authority, Otscon,
              Inc. Project, Mandatory Put
              5/1/05 @ 100, AMT (LOC).........     5.125    5/1/05 $    593,249
      40,000 Bridgeton Missouri Industrial
              Development (GNMA)..............     5.250  12/20/19       38,950
   5,265,000 Joplin Missouri Industrial
              Development Authority,
              Prerefunded 12/15/01 @ 102......     8.250  12/15/14    5,570,685
   1,285,000 Kansas City Missouri Industrial
              Development Authority Multi-
              Family Housing Revenue, Walnut
              Grove Apartments, Section 8
              Assisted, Series A, AMT.........     6.550  12/15/15    1,285,000
     615,000 Missouri State Development
              Financing Board, Recreational
              Facilities, YMCA Greater
              St. Louis Project, Series A
              (LOC)...........................     4.750    9/1/07      608,080
     230,000 Missouri State Development
              Financing Board, Recreational
              Facilities, YMCA Greater St.
              Louis Project, Series A (LOC)...     4.900    9/1/10      226,263
      85,000 Missouri State Housing
              Development Community Mortgage,
              Single Family, AMT (GNMA).......     6.625   12/1/17       87,763
     180,000 Pacific Missouri Industrial
              Development Revenue, AMT (LOC)..     5.950    5/1/07      187,875
     180,000 Pacific Missouri Industrial
              Development Revenue, AMT (LOC)..     6.200    5/1/12      188,325
     180,000 Pacific Missouri Industrial
              Development, Clayton Corp.
              Project, AMT (LOC)..............     6.450    5/1/17      187,425
     115,000 Sikeston Missouri Electrical
              Revenue, ETM....................     6.250    6/1/08      122,475
     360,000 St. Charles County Missouri
              Health Care.....................     5.400  11/15/16      311,849
     190,000 St. Louis County Missouri
              Regional Convention & Sports
              Complex, Series B...............     6.500   8/15/01      192,744
     150,000 St. Louis Missouri Land Clearance
              Redevelopment Authority,
              Westminster Place Apartments,
              Mandatory Put 4/1/07 @ 100
              (FNMA)..........................     5.950    7/1/22      158,813
     110,000 St. Louis Missouri Parking
              Facilities, Prerefunded 12/15/02
              @ 102...........................     6.625  12/15/21      117,150
                                                                   ------------
                                                                      9,876,646
                                                                   ------------
             Montana -- 0.07%
     135,000 Missoula County Hospital, ETM....     7.125    6/1/07      146,138
                                                                   ------------
             Nebraska -- 1.49%
   1,000,000 Clay County Nebraska Industrial
              Development Revenue, AMT (LOC)..     4.750   3/15/09      951,249
     390,000 Clay County Nebraska, AMT (LOC)..     5.250   3/15/14      376,838
      40,000 Fillmore County Nebraska
              Industrial Development Revenue,
              AMT (LOC).......................     5.000   12/1/11       38,000
      50,000 Fillmore County Nebraska
              Industrial Development Revenue,
              AMT (LOC).......................     5.200   12/1/13       46,250
     590,000 Nebraska Help, Inc. Revenue Bond,
              Student Loan Program, AMT
              (MBIA)..........................     5.250    6/1/02      593,687
     490,000 Nebraska Investment Financial
              Authority Multi-Family Housing,
              Old Cheney Apartments, Mandatory
              Put 12/1/05 @ 100 (FNMA)........     5.500   12/1/25      506,538
     165,000 Nebraska Investment Financial
              Authority Multi-Family Housing,
              Tara Hills Village (FNMA).......     4.875    1/1/08      166,856
     400,000 Omaha Public Power District,
              ETM.............................     5.750    2/1/03      400,352
     170,000 Woolworth Nebraska Housing
              Development (MBIA)..............     5.350    7/1/21      165,750
                                                                   ------------
                                                                      3,245,520
                                                                   ------------
             Nevada -- 1.19%
     130,000 Nevada Housing Division, AMT.....     6.450   10/1/07      136,988
      90,000 Nevada Housing Division, AMT.....     6.000   10/1/09       94,613
     125,000 Nevada Housing Division, AMT
              (FNMA)..........................     5.900    4/1/06      129,063
     120,000 Nevada Housing Division, AMT
              (FNMA)..........................     5.500   10/1/09      124,350
     700,000 Nevada Housing Division, AMT
              (LOC)...........................     5.450   10/1/18      693,874
     320,000 Nevada Housing Division, Multi-
              Unit, Arville Project, AMT
              (FNMA)..........................     6.500   10/1/16      340,000
     120,000 Nevada Housing Division, Single
              Family Mortgage, Series A, AMT..     6.350   10/1/07      128,250
     105,000 Nevada Housing Division, Single
              Family Mortgage, Series C-1.....     5.450    4/1/10      107,756
     110,000 Nevada Housing Division, Single
              Family Mortgage, Series B-1.....     4.950    4/1/12      110,688
     775,000 Nevada Housing Multi-Family,
              Series A (LOC)..................     5.550   10/1/28      725,593
                                                                   ------------
                                                                      2,591,175
                                                                   ------------


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

  Principal               Security                        Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
  ---------             -----------              -------- --------   --------

             Municipal Bonds (continued)
             New Hampshire -- 0.50%
 $    45,000 New Hampshire Higher Education &
              Health Facilities, Franklin
              Pierce College (ACA)............     4.900   10/1/08 $     44,888
     120,000 New Hampshire Higher Education &
              Health Facilities, Franklin
              Pierce College (ACA)............     5.000   10/1/09      120,300
     205,000 New Hampshire Higher Education &
              Health Facilities, Kendal at
              Hanover Issue (LOC).............     5.200   10/1/06      205,256
     150,000 New Hampshire Higher Education &
              Health Facilities, Kendal at
              Hanover Issue (LOC).............     5.300   10/1/07      150,375
      40,000 New Hampshire Higher Education &
              Health Facilities, Rivier
              College ........................     4.650    1/1/04       39,550
      40,000 New Hampshire Higher Education &
              Health Facilities, Rivier
              College ........................     4.750    1/1/05       39,700
      10,000 New Hampshire Higher Education &
              Health Facilities, Rivier
              College ........................     4.850    1/1/07        9,900
      55,000 New Hampshire Higher Education &
              Health Facilities, Rivier
              College ........................     4.900    1/1/08       54,450
     315,000 New Hampshire Higher Education &
              Health Facilities, Rivier
              College ........................     5.550    1/1/18      306,338
     130,000 New Hampshire Higher Education &
              Health Facilities, St. Anselm
              College.........................     5.150    7/1/29      125,613
                                                                   ------------
                                                                      1,096,370
                                                                   ------------
             New Jersey -- 1.99%
      80,000 Church Street Corporation
              Keansburg New Jersey............     5.000    3/1/01       80,035
     200,000 Essex County New Jersey Utilities
              Authority (FSA).................     4.800    4/1/14      198,500
      40,000 Glouchester County New Jersey
              Improvement Authority, AMT
              (County GTY)....................     4.500   11/1/03       40,150
      50,000 Glouchester County New Jersey
              Improvement Authority, AMT
              (County GTY)....................     5.000   11/1/10       51,313
      65,000 New Jersey Building Authority
              Revenue, ETM....................     9.625    2/1/03       69,469
   2,095,000 New Jersey Economic Development
              Authority Revenue, Optional Put
              12/1/02 @ 100...................     4.950   12/1/28    2,094,999
      55,000 New Jersey Economic Development
              Authority Revenue (ACA).........     4.600    7/1/02       55,000
      80,000 New Jersey Economic Development
              Authority Revenue (ACA).........     4.750    7/1/03       80,200
      80,000 New Jersey Economic Development
              Authority Revenue (ACA).........     4.850    7/1/04       80,400
     565,000 New Jersey Economic Development
              Authority Revenue, Series B, AMT
              (LOC)...........................     5.300   12/1/07      570,650
     290,000 New Jersey State Educational
              Facilities Authority............     7.250    7/1/25      298,700
     500,000 New Jersey State Housing &
              Mortgage Finance Agency, Multi-
              Family Housing Revenue, Series A
              (AMBAC).........................     5.300    5/1/06      519,375
     180,000 New Jersey State Turnpike
              Authority Turnpike Revenue,
              ETM.............................    10.375    1/1/03      193,275
                                                                   ------------
                                                                      4,332,066
                                                                   ------------
             New Mexico -- 0.56%
   1,201,000 Albuquerque New Mexico
              Collateralized (FGIC), Zero
              Coupon..........................     0.000   5/15/11      583,986
     370,000 Bernalillo County New Mexico
              Multi-Family, Mandatory Put
              11/1/06 @100 (AXA)..............     5.800   11/1/25      388,038
      70,000 Hobbs New Mexico, Single Family
              Mortgage, Revenue Refunding.....     8.750    7/1/11       74,638
      50,000 New Mexico Mortgage Financing
              Authority (GNMA/FNMA)...........     5.500    7/1/17       50,625
     125,000 New Mexico Mortgage Financing
              Authority (GNMA/FNMA)...........     5.600    7/1/28      125,781
         841 Santa Fe New Mexico, Single
              Family Mortgage.................     8.450   12/1/11          876
                                                                   ------------
                                                                      1,223,944
                                                                   ------------
             New York -- 4.35%
     125,000 Albany New York Housing
              Authority, Housing Revenue, Lark
              Drive Association Project, AMT
              (LOC)...........................     5.200   12/1/13      125,469
     110,000 Albany New York Housing
              Authority, Housing Revenue, Lark
              Drive Association Project, AMT
              (LOC)...........................     5.400   12/1/18      109,038
     335,000 Albany New York Housing
              Authority, Housing Revenue, Lark
              Drive Association Project, AMT
              (LOC)...........................     5.500   12/1/28      323,694
      55,000 Amherst New York Industrial
              Development Agency, Lease
              Revenue, Multi-Surface Rink
              Complex, ETM (LOC)..............     4.750   10/1/02       55,688
      95,000 Amherst New York Industrial
              Development Agency, Lease
              Revenue, Multi-Surface Rink
              Complex, ETM (LOC)..............     5.180   10/1/06      100,106
     125,000 Capital District Youth Center New
              York (LOC)......................     6.000    2/1/17      128,594


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal               Security                         Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
 ---------              -----------              -------- --------   --------

            Municipal Bonds (continued)
            New York (continued)
 $  805,000 Dutchess County New York Resource
             Recovery Agency, Solid Waste
             Systems, Series C, AMT (MBIA)....     5.000    1/1/10 $    831,162
    410,000 New York City Housing Authority
             Multi-Family Housing, Section 8
             Assisted, Series A (AMBAC).......     5.450    7/1/08      430,500
    110,000 New York City Industrial
             Development Agency, College of
             Aeronautics Project .............     5.000    5/1/06      111,513
     70,000 New York City Industrial
             Development Agency, College of
             Aeronautics Project .............     5.200    5/1/09       71,575
    990,000 New York New York, Series B
             (AMBAC)..........................     7.250   8/15/07    1,155,824
    455,000 New York State Dormitory Authority
             Lease Revenue, State University
             Dormitory Facilities, Series A
             (AMBAC)..........................     5.250    7/1/12      478,888
      5,000 New York State Dormitory Authority
             Revenue, ETM, Zero Coupon .......     0.000    7/1/04        4,200
    745,000 New York State Dormitory Authority
             Revenue, Hunts Point Multi-
             Service Center ..................     5.625    7/1/22      769,212
    240,000 New York State Dormitory Authority
             Revenue, Lutheran Social Services
             (AMBAC/FHA)......................     5.125    2/1/18      231,300
    325,000 New York State Dormitory Authority
             Revenue, St. Mary's Hospital
             Amsterdam (MBIA).................     5.250    5/1/05      338,000
     10,000 New York State Power Authority
             Revenue & General Obligation,
             Series C, ETM....................     9.500    1/1/01       10,000
  1,165,000 New York State Urban Development
             Corporation Revenue (AMBAC)......     5.625    1/1/07    1,215,968
    205,000 Oneida County New York Industrial
             Development Agency Revenue, Civic
             Facilities - Mohawk Valley,
             Series A (FSA)...................     4.550    2/1/04      207,306
    175,000 Oneida County New York Industrial
             Development Agency Revenue, Civic
             Facilities - Mohawk Valley,
             Series A (FSA)...................     4.650    2/1/05      178,063
    230,000 Oneida County New York Industrial
             Development Agency Revenue, Civic
             Facilities -Mohawk Valley, Series
             A (FSA)..........................     4.700    2/1/06      235,175
    300,000 Oneida County New York Industrial
             Development Agency Revenue, Civic
             Facilities - Mohawk Valley,
             Series A (FSA)...................     5.000    1/1/13      306,375
    245,000 Oneida County New York Industrial
             Development Agency Revenue, Civic
             Facilities - Mohawk Valley,
             Series A (FSA)...................     5.000    1/1/13      250,206
    245,000 Oneida County New York Industrial
             Development Agency Revenue, Civic
             Facilities - Mohawk Valley,
             Series A (FSA)...................     5.200    2/1/13      253,881
    100,000 Onondaga County New York
             Industrial Development Agency,
             Civic Facilities Revenue, Lemoyne
             College, Series A................     5.500    3/1/14      102,875
     40,000 Onondaga County New York
             Industrial Development, Lemoyne
             College..........................     5.000    3/1/07       40,750
    315,000 Schenectady New York Industrial
             Development Agency, Civic
             Facilities Revenue, Schaffer
             Heights (GNMA)...................     5.250   11/1/10      315,000
    595,000 Syracuse New York Housing
             Authority Revenue (FHA)..........     5.000    8/1/07      594,999
     90,000 Triborough Bridge & Tunnel
             Authority........................     7.250    1/1/10      103,163
    125,000 UFA Development Corp. New York
             Mortgage (FHA)...................     5.150    7/1/03      127,031
     60,000 Ulster County New York Industrial
             Development (LOC)................     4.400  11/15/01       60,149
     60,000 Ulster County New York Industrial
             Development (LOC)................     4.500  11/15/02       59,925
    140,000 Yates County New York Industrial
             Development Agency, Civic
             Facilities Revenue, Soldiers &
             Sailors Memorial (FHA)...........     5.500    2/1/19      141,050
                                                                   ------------
                                                                      9,466,679
                                                                   ------------
            North Carolina -- 0.10%
    200,000 North Carolina Medical Care,
             Community Hospital Revenue Bond,
             ETM..............................     7.625   10/1/08      224,250
                                                                   ------------
            North Dakota -- 0.88%
    120,000 North Dakota State Housing Finance
             Agency Revenue, Homemortgage
             Finance, Series E, AMT...........     4.500    7/1/07      118,200
     95,000 North Dakota State Housing Finance
             Agency Revenue, Homemortgage
             Finance, Series E, AMT...........     4.550    1/1/08       94,050


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal               Security                         Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
 ---------              -----------              -------- --------   --------

            Municipal Bonds (continued)
            North Dakota (continued)
 $  150,000 North Dakota State Housing Finance
             Agency Revenue, Homemortgage
             Finance, Series E, AMT...........     4.850    7/1/11 $    148,125
    150,000 North Dakota State Housing Finance
             Agency Revenue, Homemortgage
             Finance, Series E, AMT...........     4.950    1/1/12      148,875
    100,000 North Dakota State Housing Finance
             Agency Revenue, Series D, AMT....     4.500    1/1/07       98,750
     90,000 North Dakota State Housing Finance
             Agency Revenue, Series D, AMT....     4.550    1/1/08       89,100
    290,000 North Dakota State Housing Finance
             Agency Revenue, Series D, AMT....     4.550    7/1/08      286,738
    120,000 North Dakota State Housing Finance
             Agency Revenue, Series D, AMT....     4.650    1/1/09      118,950
    340,000 North Dakota State Housing Finance
             Agency Revenue, Series D, AMT....     4.850    7/1/11      335,750
    335,000 North Dakota State Housing Finance
             Agency Revenue, Series D, AMT....     4.950    1/1/12      332,488
    145,000 North Dakota State Housing Finance
             Agency Revenue, Series D, AMT....     5.000    1/1/13      143,006
                                                                   ------------
                                                                      1,914,032
                                                                   ------------
            Ohio -- 3.56%
    114,975 Bridlewood Apartments, Put Option
             9/1/01 @ 100.....................     5.600    9/1/21      114,975
    745,000 Cuyahoga County Ohio Mortgage
             Revenue, AMT (GNMA)..............     5.200   9/20/09      751,518
    325,000 Cuyahoga County Ohio Multi-Family
             Housing, AMT (GNMA)..............     6.250  12/20/36      344,500
    625,000 Franklin County Ohio Housing
             Revenue, Rosewind Limited
             Partnership Project, AMT.........     4.900    1/1/02      628,237
    300,000 Hancock County Ohio Multi-Family
             Housing, Crystal Glen Apartments,
             AMT (LOC)........................     5.050    1/1/10      301,875
     70,000 Jefferson County Ohio (Asset
             GTY).............................     6.625   12/1/05       73,500
  1,275,000 Knox County Ohio Hospital
             Facilities Revenue, Knox
             Community Hospital (Asset GTY)...     5.000    6/1/12    1,271,813
    390,000 Lorain County Ohio Health Care
             Facilities, Put Option 2/1/02 @
             100..............................     4.750    2/1/22      385,484
    270,000 Lorain County Ohio Hospital
             Revenue, Humility of Mary Health
             Care, ETM........................     7.125  12/15/06      281,386
    245,000 Lorain County Ohio Hospital
             Revenue, Humility of Mary Health
             Care, ETM........................     7.200  12/15/11      255,243
  1,380,000 Lorain County Ohio Hospital
             Revenue, Humility of Mary Health
             Care, Prerefunded 6/15/05 @ 100..     5.900  12/15/08    1,448,999
     70,000 Lucas-Palmer Housing Development
             Corporation of Ohio (FHA/MBIA)...     5.900    7/1/07       73,325
     50,000 Mahoning County Ohio Water &
             Sewer............................     7.500    2/1/09       50,625
    220,000 Ohio Capital Corporation For
             Housing, Mortgage Revenue,
             Georgetown Village Ltd., Section
             8 Assisted Project (FHA).........     6.625    7/1/22      226,050
     35,000 Ohio Capital Corporation For
             Housing, Mortgage Revenue,
             Section 8 Assisted Project,
             Series A (FHA/MBIA)..............     4.500    1/1/03       35,040
     75,000 Ohio Capital Corporation For
             Housing, Mortgage Revenue,
             Section 8 Assisted Project
             (FHA/MBIA).......................     5.700    1/1/05       77,250
    455,000 Ohio Capital Corporation For
             Housing, Mortgage Revenue,
             Section 8 Assisted Project
             (FHA/MBIA).......................     5.100    7/1/09      456,128
     25,000 Ohio State Mortgage Revenue
             (FHA)............................     5.600    8/1/06       25,875
     65,000 Ohio State Pollution Control
             Revenue, General Motors Corp.
             Project..........................     6.500    3/1/06       65,154
     40,000 Ohio State Water Development
             Pollution Control, ETM...........     6.375    6/1/07       42,150
    120,000 Portage County Ohio Hospital
             Revenue, ETM.....................     6.700   12/1/07      130,800
    235,000 Sandusky County Ohio Health Care
             Facilities Revenue (FNMA)........     5.150    7/1/09      246,163
    210,000 Stark County Ohio Health Care
             Facilty Review (GNMA)............     5.300   7/20/18      213,413
    230,000 Stark County Ohio Health Care
             Facilty Review (GNMA)............     5.350   7/20/23      231,437
                                                                   ------------
                                                                      7,730,940
                                                                   ------------
            Oklahoma -- 2.48%
  2,580,000 Canadian County Oklahoma Home
             Financing Authority, Single
             Family Mortgage, Series A, Bonds
             Convert to 6.70% on 9/1/01,
             (GNMA)...........................     5,900    9/1/32    2,631,600
    320,000 Cleveland County Oklahoma Home
             Loan.............................     8.375    8/1/12      333,200
    470,000 Grand River Dam Authority Oklahoma
             Revenue, ETM.....................     6.250   11/1/08      504,663


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal               Security                         Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
 ---------              -----------              -------- --------   --------

            Municipal Bonds (continued)
            Oklahoma (continued)
 $   90,000 Mc Alester Oklahoma Public Works
             Authority, ETM (FSA).............     8.250   12/1/04 $    102,938
    190,000 Mc Alester Oklahoma Public Works
             Authority, ETM (FSA).............     8.250   12/1/05      223,488
     40,000 Mc Alester Oklahoma Public Works
             Authority, ETM (FSA).............     8.250   12/1/06       48,250
    120,000 Oklahoma Housing Finance Agency
             Multi-Family (FNMA)..............     5.100   12/1/07      120,152
     55,000 Payne County Oklahoma Home
             Financial Authority .............     8.625    3/1/11       57,200
    125,000 Tulsa County Oklahoma Home
             Financial, Mandatory Put 12/1/04
             @100 (AXA).......................     5.350   12/1/18      125,674
  1,220,000 Tulsa Oklahoma Municipal Airport,
             AMT..............................     7.600   12/1/30    1,253,659
                                                                   ------------
                                                                      5,400,824
                                                                   ------------
            Oregon -- 1.41%
  1,850,000 Cow Creek Band Umpqua Tribe of
             Indians, Series B (AMBAC)........     5.100    7/1/12    1,896,249
    565,000 Oregon Economic Development,
             Revenue Bond, Industrial
             Improvements, Globe Union, Inc...     6.250    4/1/03      561,469
    470,000 Oregon State Health Housing,
             Educational & Cultural
             Facilities, Cedar West Housing
             Project, Series A, AMT (LOC).....     4.650    1/2/08      455,900
    140,000 Port St. Helen Oregon Pollution
             Control, Prerefunded 2/1/02 @
             100..............................     7.750    2/1/06      144,567
                                                                   ------------
                                                                      3,058,185
                                                                   ------------
            Pennsylvania -- 15.68%
     70,000 Aliquippa Pennsylvania, Partially
             ETM (Asset GTY)..................     8.250   9/15/01       72,004
     50,000 Allegheny County Pennsylvania
             Hospital Development Authority
             Revenue, ETM.....................     6.750    7/1/05       52,438
    410,000 Allegheny County Pennsylvania
             Hospital Development Authority
             Revenue (MBIA)...................     4.650   11/1/09      410,512
    260,000 Allegheny County Pennsylvania
             Hospital Development Authority
             Revenue (MBIA)...................     5.000   11/1/23      245,375
    680,000 Allegheny County Pennsylvania
             Hospital Development Authority
             Revenue, Prerefunded, 9/1/07 @
             100, (MBIA)......................     6.200    9/1/15      746,299
     80,000 Allegheny County Pennsylvania
             Industrial Development Authority
             Revenue, USX Corp................     6.700   12/1/20       76,400
    225,000 Allegheny County Pennsylvania
             Industrial Development, HVL Plaza
             Project, AMT (LOC)...............     6.000   10/1/04      225,394
     70,000 Allegheny County Pennsylvania
             Residential Finance Authority
             (GNMA)...........................     6.500   11/1/14       71,663
    150,000 Allegheny County Pennsylvania
             Residential Finance Authority,
             Single Family Mortgage, Series
             DD-2, AMT (GNMA).................     4.950    5/1/09      151,125
     70,000 Allegheny County Pennsylvania, SFM
             (GNMA)...........................     5.200    5/1/17       68,425
     85,000 Allentown Pennsylvania Area
             Hospital Authority, Sacred Heart
             Hospital of Allentown............     6.200  11/15/03       85,531
    555,000 Beaver County Pennsylvania
             Industrial Development Authority
             (GNMA)...........................     4.850   5/20/10      543,205
    290,000 Berks County Pennsylvania
             Municipal Authority Health Care
             .................................     5.000    3/1/28      257,738
    390,000 Berks County Pennsylvania
             Redevelopment Authority, Muliti-
             Family Revenue (FNMA)............     5.150    1/1/19      376,349
     55,000 Chester County Pennsylvania Health
             & Education Finance Authority,
             Immaculata College...............     4.650  10/15/01       55,151
     70,000 Chester County Pennsylvania Health
             & Education Finance Authority,
             Immaculata College...............     4.750  10/15/02       70,000
     70,000 Chester County Pennsylvania Health
             & Education Finance Authority,
             Immaculata College...............     4.850  10/15/03       70,088
     85,000 Chester County Pennsylvania Health
             & Education Finance Authority,
             Immaculata College...............     4.900  10/15/04       85,106
     60,000 Chester County Pennsylvania Health
             & Education Finance Authority,
             Immaculata College...............     5.000  10/15/06       60,075
    105,000 Chester County Pennsylvania Health
             & Education Finance Authority,
             Immaculata College...............     5.000  10/15/07      104,869
     10,000 Chester County Pennsylvania Health
             & Education Finance Authority,
             Immaculata College...............     5.100  10/15/08       10,000


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal               Security                         Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
 ---------              -----------              -------- --------   --------

            Municipal Bonds (continued)
            Pennsylvania (continued)
 $   70,000 Chester County Pennsylvania Health
             & Education Finance Authority,
             Immaculata College ..............     5.125  10/15/09 $     69,913
     95,000 Chester County Pennsylvania Health
             & Education Finance Authority,
             Immaculata College...............     5.300  10/15/11       94,881
    940,000 Chester County Pennsylvania Health
             & Education, Health, Hospital,
             Nursing Home Improvements,
             Barclay Friends-Series B,
             Mandatory Put 8/1/02 @ 100
             (LOC)............................     4.600    8/1/25      939,999
  1,035,000 Clearfield Pennsylvania Hospital
             Authority Revenue, Clearfield
             Hospital Project.................     6.875    6/1/16    1,031,118
    290,000 Cumberland County Pennsylvania
             Municipal Authority Revenue,
             Presbyterian Homes, Inc.
             Project..........................     6.000   12/1/26      270,425
     80,000 Dauphin County Pennsylvania,
             Mandatory Put 6/1/01 @ 100.......     6.250    6/1/26       80,462
    200,000 Dauphin County Pennsylvania,
             Mandatory Put 6/1/04 @ 100.......     6.700    6/1/26      206,250
    175,000 Dauphin County Pennsylvania,
             Mandatory Put 6/1/09 @ 100.......     6.850    6/1/26      180,906
     50,000 Delaware County Pennsylvania
             Authority College Revenue,
             Eastern College..................     4.750   10/1/06       49,438
     50,000 Delaware County Pennsylvania
             Authority College Revenue,
             Eastern College, Series B........     4.850   10/1/07       49,500
     80,000 Delaware County Pennsylvania
             Authority College Revenue,
             Eastern College..................     4.950   10/1/08       79,400
    840,000 Delaware County Pennsylvania
             Authority College Revenue,
             Eastern College, Series B........     5.500   10/1/19      758,099
     95,000 Delaware County Pennsylvania
             Authority Hospital Revenue,
             Riddle Memorial Hospital, ETM....     5.900    1/1/02       96,599
     40,000 Delaware County Pennsylvania
             Authority Revenue, Dunwoody
             Village Project .................     5.625    4/1/09       40,400
    300,000 Delaware County Pennsylvania
             Authority Revenue, Dunwoody
             Village Project .................     6.250    4/1/30      295,125
     60,000 Delaware County Pennsylvania
             Authority University Revenue,
             Villanova University, ETM........     9.625    8/1/02       63,075
    330,000 Erie Pennsylvania Higher Education
             Building Authority, College
             Revenue, Gannon University
             Project, Series B................     5.750   3/15/13      334,538
    150,000 Erie Pennsylvania Higher Education
             Building Authority, College
             Revenue, Gannon University
             Project, Series A................     5.750   3/15/13      152,063
    200,000 Erie Pennsylvania Higher Education
             Building Authority, College
             Revenue, Gannon University
             Project..........................     5.200   7/15/16      190,000
     10,000 Erie Pennsylvania Higher Education
             Building Authority, Mercyhurst
             College Project..................     5.750   3/15/12       10,213
    110,000 Erie Pennsylvania Higher Education
             Building Authority, Mercyhurst
             College Project..................     5.850   3/15/17      111,375
    230,000 Falls Township Pennsylvania
             Hospital Authority, Hospital
             Revenue, Delaware Valley Medical
             (FHA)............................     6.900    8/1/11      234,600
     70,000 Fayette County Pennsylvania
             Hospital Authority, Hospital
             Revenue, The Uniontown Hospital
             (AMBAC)..........................     5.200   6/15/04       71,925
    275,000 Fayette County Pennsylvania
             Hospital Authority, Hospital
             Revenue, The Uniontown Hospital
             (AMBAC)..........................     5.400   6/15/06      288,406
    150,000 Fayette County Pennsylvania
             Hospital Authority, Hospital
             Revenue, The Uniontown Hospital
             (AMBAC)..........................     5.450   6/15/07      158,438
    350,000 Fayette County Pennsylvania
             Hospital Authority, Hospital
             Revenue, The Uniontown Hospital
             (AMBAC)..........................     5.550   6/15/08      373,188
    370,000 Fayette County Pennsylvania
             Hospital Authority, Hospital
             Revenue, The Uniontown Hospital
             (AMBAC)..........................     5.650   6/15/09      395,900
  1,000,000 Fayette County Pennsylvania
             Hospital Authority, Hospital
             Revenue, The Uniontown Hospital..     5.750   6/15/15    1,058,750
     85,000 Greene County Pennsylvania
             Industrial Development Authority,
             Monongahela Power Co., Series B
             (MBIA) ..........................     5.100    2/1/12       87,656
     50,000 Hazleton Pennsylvania Area School
             District, Series A (FGIC)........     5.000    3/1/10       51,750
     40,000 Hazleton Pennsylvania Area School
             District, Series A (FGIC)........     5.000    3/1/11       41,000
     25,000 Indiana County Pennsylvania
             Industrial Development Authority,
             Pollution Control Revenue
             (MBIA)...........................     6.000    6/1/06       27,063
     40,000 Lebanon County Pennsylvania Good
             Samaritan Hospital Authority,
             ETM..............................     6.800   11/1/01       40,908


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal               Security                         Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
 ---------              -----------              -------- --------   --------

            Municipal Bonds (continued)
            Pennsylvania (continued)
 $  370,000 Mifflin County Pennsylvania
             Hospital Authority, Lewiston
             Hospital (Asset GTY).............     5.250    7/1/04 $    375,550
    255,000 Mifflin County Pennsylvania
             Hospital Authority, Lewiston
             Hospital (Asset GTY).............     5.300    7/1/05      260,100
    610,000 Mifflin County Pennsylvania
             Hospital Authority, Lewiston
             Hospital (Asset GTY).............     5.500    7/1/12      625,250
    500,000 Mifflin County Pennsylvania
             Hospital Authority, Lewiston
             Hospital (Asset GTY).............     6.000    7/1/15      527,500
    195,000 Monroeville Pennsylvania Hospital
             Authority, East Suburban Health
             Center Project, Prerefunded
             7/1/04 @ 100.....................     7.600    7/1/04      209,869
     65,000 Montgomery County Pennsylvania
             (LOC)............................     6.750  11/15/04       67,681
     70,000 Montgomery County Pennsylvania
             Higher Education & Health
             Authority Revenue................     5.000    1/1/03       68,513
     75,000 Montgomery County Pennsylvania
             Industrial Development Authority
             Health Facilities Revenue........     6.400    6/1/03       75,750
  4,800,000 Montgomery County Pennsylvania
             Industrial Development Authority
             Pollution Control Revenue, Peco
             Energy, Series A, Mandatory Put,
             10/1/04 @100.....................     5.200   10/1/30    4,781,999
     45,000 Montgomery County Pennsylvania,
             ETM..............................     9.000   8/15/04       48,656
     25,000 Northampton County Pennsylvania
             Industrial Development Authority
             Revenue, ETM.....................     7.200  12/15/01       25,504
    380,000 Pennsylvania Housing Finance
             Agency, Bonds Convert to 5.25% on
             10/1/08, Zero Coupon.............     0.000    4/1/30      217,075
     95,000 Pennsylvania Housing Finance
             Agency, Rental Housing (FNMA)....     5.150    7/1/03       96,781
  1,205,000 Pennsylvania Housing Finance
             Agency, Rental Housing (FNMA)....     6.500    7/1/23    1,251,693
    100,000 Pennsylvania Housing Finance
             Agency, Single Family Mortgage,
             Series 58A, AMT..................     5.000   10/1/04      101,625
     55,000 Pennsylvania Housing Finance
             Agency, Single Family Mortgage,
             Series 1991 31A, AMT.............     7.000   10/1/05       56,691
    540,000 Pennsylvania Housing Finance
             Agency, Single Family Mortgage,
             Series 65A, AMT..................     4.600   10/1/08      537,975
    720,000 Pennsylvania State Finance
             Authority Revenue, Municipal
             Capital Improvement Program......     6.600   11/1/09      768,599
    200,000 Pennsylvania State Higher
             Education Facilities, Authority
             College & University Revenue
             (Asset GTY)......................     5.150   3/15/20      195,750
     50,000 Pennsylvania State Higher
             Education Facilities Authority
             Health Services Revenue (MBIA)...     5.400  11/15/07       52,000
    740,000 Pennsylvania State Higher
             Educational Facilities Authority
             Health Services Revenue (MBIA)...     5.600  11/15/09      779,774
    540,000 Pennsylvania State Higher
             Educational Facilities Authority
             Health Services Revenue (MBIA)...     5.700  11/15/11      564,974
    100,000 Pennsylvania State Higher
             Educational Facilities Authority,
             Health Services Revenue,
             Allegheny Delaware Valley
             Obligation Group.................     5.600  11/15/09      104,875
    375,000 Pennsylvania State Higher
             Educational Facilities, Gwynedd-
             Mercy College (Asset GTY)........     5.000   11/1/08      373,125
    145,000 Pennsylvania State Higher
             Educational Facilities, Gwynedd-
             Mercy College (Asset GTY)........     4.550   11/1/09      144,275
    205,000 Pennsylvania State Higher
             Educational Facilities, Gwynedd-
             Mercy College (Asset GTY)........     4.650   11/1/10      205,513
    200,000 Pennsylvania State Higher
             Educational Facilities, Gwynedd-
             Mercy College (Asset GTY)........     4.900   11/1/12      200,000
    135,000 Pennsylvania State Higher
             Educational Facilities, Gwynedd-
             Mercy College (Asset GTY)........     5.000   11/1/13      135,169
    350,000 Pennsylvania State Higher
             Educational Facilities, Heath
             Services (MBIA)..................     5.875  11/15/18      361,375
  1,265,000 Pennsylvania State Higher
             Educational Facilities,
             University of Pennsylvania,
             Series A.........................     7.000    1/1/09    1,334,574
     40,000 Pennsylvania State Higher
             Educational Facilities,
             University of the Arts (Asset
             GTY).............................     4.750   3/15/05       40,100
     70,000 Pennsylvania State Higher
             Educational Facilities,
             University of the Arts (Asset
             GTY).............................     4.850   3/15/06       70,263
     80,000 Pennsylvania State Higher
             Educational Facilities,
             University of the Arts (Asset
             GTY).............................     5.100   3/15/09       80,400
     80,000 Pennsylvania State Higher
             Educational Facilities,
             University of the Arts (Asset
             GTY).............................     5.200   3/15/10       80,500
     80,000 Pennsylvania State Higher
             Educational Facilities,
             University of the Arts (Asset
             GTY).............................     5.250   3/15/11       80,400
     80,000 Pennsylvania State Higher
             Educational Facilities,
             University of the Arts (Asset
             GTY).............................     5.300   3/15/12       80,400
    500,000 Pennsylvania State Higher
             Educational Facilities,
             University of the Arts (Asset
             GTY).............................     5.500   3/15/13      512,500
    200,000 Pennsylvania State Higher
             Educational Facilities, UPMC
             Health System (FSA)..............     5.250    8/1/10      209,000
    200,000 Pennsylvania State Higher
             Educational Facilities, UPMC
             Health System (FSA)..............     5.250    8/1/11      208,000


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal               Security                         Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
 ---------              -----------              -------- --------   --------

            Municipal Bonds (continued)
            Pennsylvania (continued)
 $   40,000 Pennsylvania State Higher
             Educational Facilities, Ursinus
             College..........................     5.000    1/1/02 $     40,207
     40,000 Pennsylvania State Higher
             Educational Facilities, Ursinus
             College..........................     5.100    1/1/03       40,250
     55,000 Pennsylvania State Higher
             Educational Facilities, Ursinus
             College..........................     5.200    1/1/04       55,481
     55,000 Pennsylvania State Higher
             Educational Facilities, Ursinus
             College..........................     5.300    1/1/05       55,756
     55,000 Pennsylvania State Higher
             Educational Facilities, Ursinus
             College..........................     5.400    1/1/06       56,031
    315,000 Pennsylvania State Higher
             Educational Facilities, Ursinus
             College..........................     5.850    1/1/17      319,725
     60,000 Philadelphia Pennsylvania
             Authority For Industrial
             Development, Development
             Reviews..........................     5.000   8/15/09       55,275
    135,000 Philadelphia Pennsylvania
             Authority For Industrial
             Development (FHA)................     4.750    2/1/08      133,313
    200,000 Philadelphia Pennsylvania
             Authority For Industrial
             Development, Jeanes Physicians'
             Office...........................     9.375    7/1/10      202,576
    170,000 Philadelphia Pennsylvania
             Authority For Industrial
             Development, National Board of
             Medical Examiners Project,
             Prerefunded 5/1/02 @ 102.........     6.500    5/1/05      178,500
     70,000 Philadelphia Pennsylvania
             Authority Industrial Development
             Revenue, Simpson House Project...     5.000   8/15/10       63,788
     60,000 Philadelphia Pennsylvania
             Authority Industrial Development
             Revenue, Simpson House Project...     5.100   8/15/11       54,525
  1,005,000 Philadelphia Pennsylvania
             Hospitals & Higher Education
             Facilities, Friends Hospital
             (ACA)............................     6.200    5/1/11    1,053,993
    810,000 Philadelphia Pennsylvania
             Hospitals & Higher Education
             Facilities, Health Systems,
             Series A (FHA)...................     5.375    1/1/28      769,499
    185,000 Philadelphia Pennsylvania
             Hospitals & Higher Education
             Facilities, Temple University
             Children's Medical Center........     4.400   6/15/01      184,071
    185,000 Philadelphia Pennsylvania
             Redevelopment Authority Housing
             Revenue, Multi-Family (FHA)......     5.450    2/1/23      182,919
     25,000 Pittsburgh Pennsylvania Urban
             Redevelopment Authority, Oliver
             Garage Project (FGIC)............     5.200    6/1/11       24,969
     55,000 Pittsburgh Pennsylvania Urban
             Redevelopment Authority, Series
             C, AMT (GNMA/FNMA)...............     5.950   10/1/29       55,688
     60,000 Potter County Pennsylvania
             Hospital Authority Revenue (Asset
             GTY).............................     5.100    8/1/02       60,600
    200,000 Pottsville Pennsylvania Hospital
             Authority, Pottsville Hospital &
             Warne Clinic ....................     4.700    7/1/01      199,588
    205,000 Pottsville Pennsylvania Hospital
             Authority, Pottsville Hospital &
             Warne Clinic ....................     4.800    7/1/02      199,106
    150,000 Pottsville Pennsylvania Hospital
             Authority, Pottsville Hospital &
             Warne Clinic, Prerefunded 7/1/04
             @ 102............................     7.250    7/1/04      167,063
    220,000 Pottsville Pennsylvania Hospital
             Authority, Pottsville Hospital &
             Warne Clinic ....................     5.150    7/1/09      192,500
    540,000 Pottsville Pennsylvania Hospital
             Authority, Pottsville Hospital &
             Warne Clinic ....................     5.500    7/1/18      432,675
    550,000 Pottsville Pennsylvania Hospital
             Authority, Pottsville Hospital &
             Warne Clinic (ACA)...............     5.625    7/1/24      535,563
    150,000 Rose Tree Media Pennsylvania
             School District (FGIC)...........     4.400   2/15/11      147,563
     80,000 Scranton-Lackawanna Pennsylvania
             Health & Welfare.................     6.625   4/15/07       80,526
    150,000 Somerset County Pennsylvania
             Hospital Authority, Somerset
             Community Hospital, District B
             (Asset GTY)......................     5.200    3/1/10      154,688
     10,000 Somerset County Pennsylvania
             Hospital Authority, Somerset
             Community Hospital, District B
             (Asset GTY)......................     5.300    3/1/11       10,313
     15,000 St. Mary Hospital Authority, Bucks
             County, ETM......................     6.625    7/1/04       15,675
    280,000 Williamsport Pennsylvania Housing
             Authority Multi-Family
             (FHA/MBIA).......................     5.250    1/1/15      278,250
     80,000 York County Pennsylvania
             Industrial Authority, Personal
             Care Facilities Fox Ridge,
             Prerefunded 10/1/02 @ 100........     9.500   10/1/19       87,000
    250,000 York Pennsylvania Housing
             Corporation, Revenue Mortgage,
             Series A.........................     6.875   11/1/09      252,188
     45,000 York Township Water & Sewer, ETM..     6.000    8/1/13       48,094
                                                                   ------------
                                                                     34,068,846
                                                                   ------------


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal                Security                         Maturity    Value
   Amount               Description               Rate (%)   Date     (Note 2)
 ---------              -----------               -------- --------   --------

            Municipal Bonds (continued)
            Rhode Island -- 0.82%
 $  510,000 Rhode Island Health & Educational
             Board, Higher Educational
             Facilities (AMBAC)................     5.000  11/15/24 $    485,138
    360,000 Rhode Island Housing & Mortgage
             Finance , Series 2................     7.700   10/1/10      364,950
     50,000 Rhode Island State Industrial
             Development Facilities Corp.,
             Crystal Thermoplastics Project,
             IRBA INSD, AMT....................     5.900    8/1/03       49,938
     95,000 Rhode Island State Industrial
             Development Facilities Corp.,
             Crystal Thermoplastics Project,
             IRBA INSD, AMT....................     6.900    8/1/14       96,544
     40,000 Rhode Island State Industrial
             Development Facilities Corp., IRBA
             INSD, AMT.........................     4.700    4/1/05       39,600
     40,000 Rhode Island State Industrial
             Development Facilities Corp., IRBA
             INSD, AMT.........................     4.800    4/1/06       39,600
     50,000 Rhode Island State Industrial
             Development Facilities Corp., IRBA
             INSD, AMT.........................     4.900    4/1/07       49,875
     40,000 Rhode Island State Industrial
             Development Facilities Corp., IRBA
             INSD, AMT.........................     5.000    4/1/08       39,800
     50,000 Rhode Island State Industrial
             Development Facilities Corp., IRBA
             INSD, AMT.........................     5.100    4/1/09       49,875
     50,000 Rhode Island State Industrial
             Development Facilities Corp., IRBA
             INSD, AMT.........................     5.200    4/1/10       49,125
     60,000 Rhode Island State Industrial
             Development Facilities Corp., IRBA
             INSD, AMT.........................     5.250    4/1/11       58,950
     60,000 Rhode Island State Industrial
             Development Facilities Corp., IRBA
             INSD, AMT.........................     5.300    4/1/12       58,950
     60,000 Rhode Island State Industrial
             Development Facilities Corp., IRBA
             INSD, AMT.........................     5.350    4/1/13       58,575
     90,000 Rhode Island State Industrial
             Development Facilities Corp., IRBA
             INSD, AMT.........................     5.600    4/1/24       76,163
     80,000 Rhode Island State Industrial
             Development Facilities Revenue,
             AKL Flexo Tech USA Project, IRBA
             INSD, AMT.........................     5.500    4/1/19       69,500
    185,000 West Warwick Rhode Island, Series A
             (Asset GTY).......................     7.300   7/15/08      201,650
                                                                    ------------
                                                                       1,788,233
                                                                    ------------
            South Carolina -- 1.97%
    155,000 Myrtle Beach Convention Center,
             ETM...............................     6.750    7/1/02      158,185
    300,000 South Carolina Jobs Economic
             Development Authority Revenue,
             AMT...............................     5.050    6/1/08      290,625
    160,000 South Carolina Jobs Economic
             Development Authority, Westminster
             Presbyterian......................     5.125  11/15/08      146,600
    155,000 South Carolina State Educational
             Assistance, Student Loan, AMT.....     5.800    9/1/04      159,650
    155,000 South Carolina State Housing
             Finance & Development.............     5.500   12/1/05      160,231
    760,000 South Carolina State Housing
             Finance & Development, Mandatory
             Put 6/1/05 @ 100 (FNMA)...........     5.700    6/1/25      794,199
    105,000 South Carolina State Housing
             Finance & Development (FHA).......     6.050    7/1/27      106,575
    245,000 South Carolina State Housing
             Finance & Development Authority,
             Multi-Family Revenue, Mandatory
             Put 6/1/10 @ 100, AMT.............     6.750    6/1/25      256,638
  2,435,000 York County South Carolina
             Industrial Revenue, AMT...........     5.700    1/1/24    2,200,630
                                                                    ------------
                                                                       4,273,333
                                                                    ------------
            South Dakota -- 0.12%
    245,000 South Dakota Housing Development
             Authority.........................     7.000    4/1/12      254,188
                                                                    ------------
            Tennessee -- 1.30%
    100,000 Greenville Tennessee Health &
             Educational Facilities, ETM.......     8.700   10/1/09      118,375
    245,000 Knox County Tennessee Health,
             Education & Housing, Facilites
             Revenue Bond, St. Mary's Medical
             Center, ETM.......................     7.250    8/1/03      252,044
    210,000 Metro Government Nashville &
             Davidson County Tennessee (Asset
             GTY)..............................     5.500    5/1/23      210,000
     65,000 Metro Government Nashville &
             Davidson County Tennessee, CI
             Homes, Inc. Project, Series A,
             Prerefunded 10/1/07 @ 105.........     9.000   10/1/07       81,413
    390,000 Metro Government Nashville &
             Davidson County Tennessee,
             Mandatory Put 2/1/06 @ 100
             (FNMA)............................     5.200    2/1/21      401,699
    530,000 Metro Government Nashville &
             Davidson County Tennessee, Multi-
             Family Housing, Welch Bend
             Apartments, Mandatory Put 1/1/07 @
             100 (FNMA)........................     5.500    1/1/27      549,875
    325,000 Shelby County Tennessee Health
             Education & Multi-Family Housing,
             Windsor Apartments (Asset GTY)....     6.500   10/1/07      338,813


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal               Security                         Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
 ---------              -----------              -------- --------   --------

            Municipal Bonds (continued)
            Tennessee (continued)
 $  120,000 Shelby County Tennessee Health
             Education & Multi-Family Housing,
             Windsor Apartments (Asset GTY)...     6.750   10/1/17 $    125,250
    360,000 Shelby County Tennessee Health
             Education (MBIA).................     5.200    8/1/13      369,449
    385,000 Tennessee Energy Acquisition
             Corp., Series B (AMBAC)..........     5.000    9/1/07      385,963
                                                                   ------------
                                                                      2,832,881
                                                                   ------------
            Territory of American Samoa --
              0.14%
    300,000 Territory of American Samoa
             (ACA)............................     6.000    9/1/07      314,250
                                                                   ------------
            Texas -- 6.37%
    530,000 Austin Texas Hotel Occupancy Tax,
             Series A.........................     5.125  11/15/14      534,638
     75,000 Austin Texas Water, Sewer &
             Electric Revenue.................    14.000  11/15/01       79,019
      5,000 Austin Texas Water, Sewer &
             Electric Revenue, ETM............    14.000  11/15/01        5,275
    435,000 Bexar County Texas Housing Finance
             Corp. Residual, Revenue Capital
             Appreciation, Zero Coupon........     0.000    3/1/15      183,244
      5,000 Bexar County Texas Housing Finance
             Corp. Revenue, AMT (GNMA)........     7.750    9/1/15        5,138
    450,000 Bexar County Texas Revenue Project
             (MBIA)...........................     5.750   8/15/22      471,375
     80,000 Bryan Texas Higher Education
             Authority, Allen Academy.........     6.500   12/1/06       80,200
    435,000 Bryan Texas Higher Education
             Authority, Allen Academy.........     7.300   12/1/16      437,719
    360,943 Capital Area Housing Finance
             Corp., AMT.......................     6.500   11/1/19      331,165
    245,000 Collin County Texas Housing
             Finance Corporation Multi-Family
             Revenue, Mandatory Put 9/1/03 @
             100..............................     6.500    9/1/22      251,738
     10,000 Del Rio Texas (Asset GTY).........     7.500    4/1/03       10,688
     55,000 Del Rio Texas (Asset GTY).........     7.500    4/1/04       60,225
      5,000 Del Rio Texas (Asset GTY).........     7.500    4/1/08        5,931
     55,000 Del Rio Texas (Asset GTY).........     7.500    4/1/09       64,763
      5,000 Del Rio Texas (Asset GTY).........     6.500    4/1/10        5,569
      5,000 Del Rio Texas (Asset GTY).........     5.550    4/1/11        5,269
      5,000 Del Rio Texas (Asset GTY).........     5.650    4/1/13        5,238
      5,000 Del Rio Texas (Asset GTY).........     5.750    4/1/16        5,288
     65,000 Del Rio Texas (Asset GTY).........     5.750    4/1/17       68,575
     40,000 Denison Texas Hospital Authority
             Hospital Revenue, ETM............     7.125    7/1/08       44,000
    130,000 Edgewood Texas Independent School
             District.........................     4.900   8/15/08      129,025
    130,000 Edgewood Texas Independent School
             District.........................     5.000   8/15/09      129,350
    140,000 Edgewood Texas Independent School
             District.........................     5.000   8/15/10      138,250
    160,000 Edgewood Texas Independent School
             District.........................     5.250   8/15/13      157,200
    220,000 Gregg County Texas Housing Finance
             Corp. (AXA), Mandatory Put 3/1/06
             @ 100............................     6.400    9/1/25      228,250
  2,100,000 Gulf Coast Waste Disposal
             Authority Texas Revenue, Multi-
             Modal, Champion International
             Corp., AMT.......................     6.875   12/1/28    2,144,625
    185,000 Gulf Coast Waste Disposal
             Authority Texas, Prerefunded
             8/1/03 @ 100.....................     6.500    2/1/06      191,706
    285,000 Harris County Texas Housing
             Finance Corp., (MBIA), Zero
             Coupon...........................     0.000   8/15/01      277,969
     70,000 Harris County Texas Housing
             Finance Corp., AMT (FSA).........     5.700    6/1/06       72,450
    300,000 Heart of Texas Housing Financial
             Corp., Waco Parkside Village,
             Multi-Family Housing, AMT
             (GNMA)...........................     7.400   9/20/35      342,375
    450,000 Houston Texas Housing Finance
             Corp., Single Family, Zero
             Coupon...........................     0.000    6/1/14      167,625
    195,000 Houston Texas Housing Finance
             Corp., Single Family.............     8.000    6/1/14      203,044
    105,000 Houston Texas Sewer System
             Revenue, ETM.....................     6.375   10/1/08      113,531
     65,000 Mc Allen Texas Development Corp.
             (FSA)............................     4.700   2/15/08       65,325
     65,000 Mc Allen Texas Development Corp.
             (FSA)............................     4.800   2/15/09       65,488
    290,000 Northeast Hospital Authority Texas
             Revenue, ETM.....................     8.000    7/1/08      326,975
     36,311 Odessa Texas Housing Finance Corp.
             Single Family (FNMA).............     8.450   11/1/11       37,718
     95,000 Panhandle Texas Regulation Housing
             Finance, AMT (GNMA)..............     7.500    5/1/24       95,433


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal               Security                         Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
 ---------              -----------              -------- --------   --------
            Municipal Bonds (continued)
            Texas (continued)
 $   10,000 Panhandle-Plains Texas Higher
             Education, Series D, AMT.........    5.100     9/1/03 $     10,125
     10,000 Panhandle-Plains Texas Higher
             Education, Series D, AMT.........    5.250     3/1/05       10,175
     35,000 Port Houston Authority Texas,
             Harris County Revenue............    5.750     5/1/02       35,430
  1,250,000 Port of Bay City Authority, Texas
             Matagorda County, AMT............    6.500     5/1/26    1,243,749
    805,000 Red River Authority Texas
             Pollution Control, Hoechst
             Celanese Corp....................    7.500     8/1/12      830,454
  1,965,000 Southeast Texas Housing Financial
             Corp., Zero Coupon...............    0.000     9/1/17      805,649
     40,000 Tarrant County Texas Health
             Facilities Development Revenue,
             South Central Nursing Homes
             (FHA/MBIA).......................    6.000     1/1/37       42,900
    490,000 Tarrant County Texas Housing
             Finance Corp., Multi-Family
             Housing, Summit Project A,
             Mandatory Put 9/1/07 @ 100
             (FNMA)...........................    5.080     9/1/27      498,575
     55,000 Texarkana Texas Housing Finance
             Corp. Mortgage, Summer Hill,
             Series A (GNMA)..................    5.550    1/20/07       56,788
    390,000 Texas State Department Housing &
             Community Affairs, Meadow Ridge
             Apartments Project, AMT (FNMA)...    5.050     8/1/08      392,925
    285,000 Texas State Department Housing &
             Community Affairs, Volente
             Project, AMT (FNMA)..............    5.000     7/1/08      287,138
    985,000 Texas Water Resource Financial
             Authority Revenue, Refunding
             (AMBAC)..........................    4.600    8/15/08      989,924
    230,000 Travis County Texas Housing
             Finance Corp., Broadmoor
             Apartments Project, AMT (FSA)....    5.700     6/1/06      238,625
    245,000 Washington County Texas Health,
             Revenue Bond, Health Hospital,
             Nursing Home Improvements (ACA)..    4.750     6/1/03      245,306
      5,000 Willow Fork Drain District Texas
             (AMBAC)..........................    4.600     9/1/05        5,075
     55,000 Willow Fork Drain District Texas
             (AMBAC)..........................    4.600     9/1/06       56,100
    110,000 Willow Fork Drain District Texas
             (AMBAC)..........................    4.650     9/1/07      111,650
     70,000 Willow Fork Drain District Texas
             (AMBAC)..........................    4.700     9/1/08       71,138
    105,000 Willow Fork Drain District Texas
             (AMBAC)..........................    4.800     9/1/09      106,969
    110,000 Willow Fork Drain District Texas
             (AMBAC)..........................    4.900     9/1/10      112,338
    125,000 Willow Fork Drain District Texas
             (AMBAC)..........................    4.900     9/1/11      127,031
                                                                   ------------
                                                                     13,819,460
                                                                   ------------
            Utah -- 0.89%
     55,000 Hildale Utah......................    7.500   12/15/03       41,250
    145,000 Provo City Utah Housing Authority
             Multi-Family, Lookout Pointe
             Apartments (GNMA)................    6.000    7/20/08      154,425
    105,000 Utah State Housing Finance Agency,
             Single Family Mortgage, A2 Class
             III, AMT.........................    5.200     7/1/11      104,344
    115,000 Utah State Housing Finance Agency,
             Single Family Mortgage, B2 Class
             III, AMT.........................    5.250     7/1/11      114,856
    115,000 Utah State Housing Finance Agency,
             Single Family Mortgage, A2 Class
             III, AMT.........................    5.050     7/1/12      114,569
     80,000 Utah State Housing Finance Agency,
             Single Family Mortgage, Sub-D2,
             AMT..............................    5.250     7/1/12       79,300
    225,000 Utah State Housing Finance Agency,
             Single Family Mortgage, A2 Class
             II, AMT..........................    5.400     7/1/16      225,563
    100,000 Utah State Housing Finance Agency,
             Single Family Mortgage, Series F1
             Class I..........................    5.500     7/1/16      101,500
    530,000 Utah State Housing Finance Agency,
             Single Family Mortgage, Mezz D2,
             AMT..............................    5.400     7/1/20      524,038
    130,000 Utah State Housing Finance Agency,
             Sub-Single Family Mortgage, Issue
             F1...............................    5.850     7/1/07      137,150
    315,000 Weber County Utah Municipal
             Building Authority (Asset GTY)...    6.750   12/15/04      342,956
                                                                   ------------
                                                                      1,939,951
                                                                   ------------
            Vermont -- 0.19%
     55,000 Vermont Educational & Health
             Buildings Financing Agency,
             Norwich University Project.......    4.750     7/1/04       54,794
     95,000 Vermont Educational & Health
             Buildings Financing Agency,
             Norwich University Project.......    5.000     7/1/06       95,000
     95,000 Vermont Educational & Health
             Buildings Financing Agency,
             Norwich University Project.......    5.000     7/1/07       94,406
    175,000 Vermont Educational & Health
             Buildings Financing Agency,
             Norwich University Project.......    5.750     7/1/13      179,375
                                                                   ------------
                                                                        423,575
                                                                   ------------


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal                Security                         Maturity    Value
   Amount               Description               Rate (%)   Date     (Note 2)
 ---------              -----------               -------- --------   --------
            Municipal Bonds (continued)
            Virginia -- 1.05%
 $  745,000 Alexandria Virginia Redevelopment &
             Housing Authority, AMT............    6.625     5/1/24 $    766,418
    610,000 Chesterfield County Virginia
             Industrial Development Authority
             (LOC).............................    5.000     7/1/14      600,849
    165,000 Chesterfield County Virginia
             Industrial Development Authority
             (LOC).............................    5.200     7/1/19      160,050
    290,000 Newport News Virginia Industrial
             Development Authority (GNMA)......    7.250     8/1/16      315,738
    230,000 Richmond Virginia Metro Authority
             Expressway Revenue, Partially
             Prerefunded, Balance ETM..........    7.000   10/15/13      235,812
    200,000 Virginia State Housing Development
             Authority, Multi-Family Housing,
             Series D..........................    6.800    11/1/09      209,000
                                                                    ------------
                                                                       2,287,867
                                                                    ------------
            Washington -- 1.53%
     85,000 Grays Harbor County Washington
             Public Utility, ETM...............    5.375     1/1/06       86,594
     35,000 King County Washington Housing
             Authority, Multi-Family Mortgage..    7.000     8/1/03       35,016
    125,000 King County Washington Housing
             Authority, Multi-Family Mortgage..    7.000     8/1/03      125,056
    365,000 Seattle Washington Housing
             Authority (GNMA)..................    7.400   11/20/36      411,081
    140,000 Spokane Washington Housing
             Authority Revenue, Valley 206
             Apartments, Junior Lien A (Standby
             LOC)..............................    5.750     4/1/28      128,450
    245,000 Spokane Washington Housing
             Authority Revenue, Valley 206
             Apartments, Senior Lien A.........    5.625     4/1/28      220,806
    260,000 Washington State Housing Finance
             Community (GNMA/FNMA).............    6.900     7/1/16      264,875
  1,150,000 Washington State Housing Finance
             Community, AMT (LOC), Mandatory
             Put 7/1/08 @100...................    4.900     7/1/30    1,135,624
    590,000 Washington State Housing Financial
             Commonwealth, Bonds Convert 6/1/08
             to 5.60%, AMT, (GNMA/FNMA), Zero
             Coupon............................    0.000    12/1/20      367,275
    135,000 Washington State Housing Revenue,
             Crista Ministries Project (LOC)...    5.100     7/1/10      130,444
    240,000 Washington State Housing Revenue,
             Presbyterian Ministries (ACA).....    5.100     1/1/14      232,500
    200,000 Washington State Housing Revenue,
             Presbyterian Ministries (ACA).....    5.300     1/1/19      191,000
                                                                    ------------
                                                                       3,328,721
                                                                    ------------
            West Virginia -- 0.55%
     55,000 Beckley West Virginia Nursing
             Facility Revenue Refunding,
             Beckley Health Care Corp. Project
             (Standby LOC).....................    5.550     9/1/08       55,069
     55,000 Beckley West Virginia Nursing
             Facility Revenue Refunding,
             Beckley Health Care Corp. Project
             (Standby LOC).....................    5.700     9/1/09       55,275
    695,000 Harrison County West Virginia,
             Series B, (AMBAC), Zero Coupon....    0.000   10/20/10      348,369
    745,000 Marshall County West Virginia
             Mortgage Revenue Capital
             Appreciation, (MBIA),
             Zero Coupon.......................    0.000     5/1/14      269,288
    215,000 Mason County, Refunding, 1st
             Mortgage, Pt. Pleasant Haven
             (LOC).............................    6.200    12/1/05      215,538
    236,000 West Virginia State Board Regents
             Revenue, Series A, ETM............    5.900     4/1/04      242,490
                                                                    ------------
                                                                       1,186,029
                                                                    ------------
            Wisconsin -- 1.23%
     75,000 Oshkosh Wisconsin Hospital Facility
             Revenue, Mercy Medical Center,
             Prerefunded 7/1/07 @ 100..........    7.375     7/1/07       82,219
      5,000 Pewaukee Wisconsin Industrial
             Development Revenue, Lake Country
             Development Project, AMT (LOC)....    5.800     6/1/04        5,075
      5,000 Pewaukee Wisconsin Industrial
             Development Revenue, Lake Country
             Development Project, AMT (LOC)....    5.900     6/1/05        5,088
     10,000 Pewaukee Wisconsin Industrial
             Development Revenue, Lake Country
             Development Project, AMT (LOC)....    6.000     6/1/06       10,238
    310,000 Shell Lake Wisconsin Nursing Home
             Revenue, Terraceview Living
             (GNMA)............................    5.300    9/20/18      302,250
     10,000 West Bend Wisconsin Refunding......    6.400     2/1/05       10,407
     65,000 Whitewater Wisconsin Waterworks
             Systems Mortgage Revenue..........    7.500     7/1/16       74,994
     95,000 Wisconsin Housing and Economic
             Development Authority, Series B,
             AMT...............................    4.950     9/1/09       95,713

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal
   Amount                 Security                         Maturity    Value
 or Shares              Description               Rate (%)   Date     (Note 2)
 ---------              -----------               -------- --------   --------
            Municipal Bonds (continued)
            Wisconsin (continued)
 $  810,000 Wisconsin State Health &
             Educational Facilities, Richland
             Hospital Income Project, Series A
             (ACA).............................    5.375    6/1/28  $    753,299
    285,000 Wisconsin State Health &
             Educational Facilities, Sisters
             Sorrowful Mother,
             Series A (MBIA)...................    5.100   8/15/07       297,113
    410,000 Wisconsin State Health &
             Educational Facilities, Sisters
             Sorrowful Mother,
             Series A (MBIA)...................    5.200   8/15/08       428,450
    295,000 Wisconsin State Health &
             Educational Facilities, Sisters
             Sorrowful Mother,
             Series A (MBIA)...................    5.300   8/15/09       310,856
      5,000 Wisconsin State Health &
             Educational Facilities, Viterbo
             College Income Project (LOC)......    5.250    2/1/04         5,125
      5,000 Wisconsin State Health &
             Educational Facilities, Viterbo
             College Income Project (LOC)......    5.400    2/1/05         5,181
    135,000 Wisconsin State Health &
             Educational Facilities, Viterbo
             College Income Project (LOC)......    5.750    2/1/12       142,088
    135,000 Wisconsin State Health &
             Educational Facilities. Viterbo
             College Income Project (LOC)......    6.000    2/1/17       140,569
                                                                    ------------
                                                                       2,668,665
                                                                    ------------
            Wyoming -- 0.86%
    245,000 Cheyenne Wyoming Federal Mineral
             Reality Revenue, Second Lien......    6.200    6/1/09       255,413
    735,000 Green River-Sweetwater County
             Wyoming, Refunding, Series B
             (FSA).............................    4.500    3/1/14       733,742
     80,000 Teton County Wyoming Hospital
             District, Hospital Refunding &
             Imports (ACA).....................    5.000   12/1/03        80,100
    150,000 Teton County Wyoming, Teton County
             School District No 1 Project
             (MBIA)............................    5.000    6/1/05       153,750
     55,000 Wyoming Community Development
             Authority Housing Revenue, Series
             5, AMT............................    5.700   12/1/07        57,475
    590,000 Wyoming Community Development
             Authority, Multi-Family Revenue,
             Aspen Court Apartments, Mandatory
             Put 12/1/08 @ 100, AMT (LOC)......    4.750   12/1/30       580,413
     10,000 Wyoming Community Development
             Authority, Single Family Mortgage,
             Series B, AMT.....................    8.125    6/1/21        10,152
                                                                    ------------
                                                                       1,871,045
                                                                    ------------
            Total Municipal Bonds (cost
             $209,322,284).....................                      214,428,572
                                                                    ------------
            Money Market Mutual Funds -- 0.36%
    784,108 Provident Institutional Fund.......                     $    784,108
                                                                    ------------
            Total Money Market Mutual Funds
             (cost $784,108)...................                          784,108
                                                                    ------------
            Total Investments (cost
             $210,106,392) (a) -- 99.00%.......                      215,212,680
            Other assets in excess of
             liabilities -- 1.00%..............                        2,181,250
                                                                    ------------
            Total Net Assets -- 100.00%........                     $217,393,930
                                                                    ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized appreciation of securities as follows:

 Unrealized appreciation...........................................  $5,825,658
 Unrealized depreciation...........................................    (719,370)
                                                                     ----------
 Net unrealized appreciation.......................................  $5,106,288
                                                                     ==========

ACA -- American Capital
 Access                      FNMA -- Federal National Mortgage Association
AMT -- Alternative Minimum
 Tax                         FSA -- Financial Security Assurance, Inc.
AMBAC -- AMBAC Indemnity
 Corp.                       GNMA -- Government National Mortgage Association
AXA -- AXA Reinsurance UK    GO -- General Obligations
ETM -- Escrowed to Maturity  GTY -- Guaranteed
FGIC -- Financial Guaranty
 Insurance Co.               LOC -- Letter of Credit
FHA -- Federal Housing
 Administration              MBIA -- Municipal Bond Insurance Association
FHLMC -- Federal Home Loan
 Mortgage Corp.


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments -- December 31, 2000 (Unaudited)

  Principal               Security                        Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
  ---------             -----------              -------- --------   --------
             Asset Backed Corporates -- 0.34%
 $   315,000 Team Fleet Financing Corp.,
              Series 1996-1, A*...............    6.650   12/15/02 $    314,253
     310,000 Team Fleet Financing Corp.,
              Series 1997-1, A*...............    7.350    5/15/03      311,438
                                                                   ------------
             Total Asset Backed Corporates
              (cost $624,157).................                          625,691
                                                                   ------------
             Asset Backed Mortgages -- 0.05%
   2,499,880 Cityscape Home Equity Loan Trust,
              Series 1996-3, Class AI0 (IO)*..    1.000   10/25/26       32,035
   1,764,790 Contimortgage Home Equity Loan
              Trust, Series 1996-4, Class A11
              (IO)*...........................    1.100    1/15/28       23,994
     297,979 Contimortgage Home Equity Loan
              Trust, Series 1996-4, Class A12
              (IO)*...........................    1.050    1/15/28        2,794
   2,123,118 Contimortgage Home Equity Loan
              Trust, Series 1997-1, Class A10
              (IO)............................    1.100    3/15/28       31,852
                                                                   ------------
             Total Asset Backed Mortgages
              (cost $88,261)..................                           90,675
                                                                   ------------
             Asset Backed Securities -- 13.91%
     362,793 Arcadia Automobile Receivables
              Trust, Series 1997-C, Class A4..    6.375    1/15/03      362,782
     177,489 Arcadia Automobile Receivables
              Trust, Series 1997-D, Class A3..    6.200    5/15/03      177,363
     125,749 Arcadia Automobile Receivables
              Trust, Series 1998-A, Class A3..    5.900   11/15/02      125,592
   1,085,000 Associates Automobile Receivables
              Trust, Series 2000-1, Class A2..    7.150    3/15/03    1,092,996
     274,381 Banc One Home Equity Trust,
              Series 1999-1, Class A1.........    6.060    1/25/12      272,717
     106,199 BankBoston Home Equity Loan
              Trust, Series 1998-2, Class A1..    6.280   11/25/10      105,590
   1,400,000 BMW Vehicle Lease Trust, Series
              2000-A, Class A2................    6.650    2/25/03    1,406,287
     264,847 BMW Vehicle Owner Trust, Series
              1999-A, Class A2................    6.160   12/25/01      264,808
     481,704 Centex Home Equity, Series 1999-
              2, Class A1.....................    5.910    4/25/19      479,034
      67,806 Chevy Chase Auto Receivables
              Trust, Series 1997-4, Class A...    6.250    6/15/04       67,852
     250,436 CIT RV Trust, Series 1999-A,
              Class A1........................    5.330   12/15/05      249,839
   1,815,000 Citibank Credit Card Issuance
              Trust, Series 2000-A3, Class
              A3..............................    6.875   11/15/09    1,875,260
     750,069 Conseco Finance, Series 2000-B,
              Class AF1.......................    6.940   11/15/14      751,924
      92,052 Contimortgage Home Equity Loan
              Trust, Series 1999-1, Class A1..    6.010   12/25/13       91,506
   2,725,000 Daimler Chrysler Auto Trust,
              Series 2000-C, Class A2.........    6.810     7/6/03    2,739,412
   1,000,000 Daimler Chrysler Auto Trust,
              Series 2000-E, Class A2.........    6.210    12/8/03    1,001,548
      74,591 Daimler-Benz Auto Grantor Trust,
              Series 1997-A, Class A..........    6.050    3/31/05       74,545
      18,917 Delta Funding Home Equity Loan
              Trust, Series 1998-4, Class
              A1F.............................    6.160    2/15/16       18,917
     325,318 EQCC Home Equity Loan Trust,
              Series 1999-2, Class A1F........    6.050    1/25/10      323,384
     753,247 EQCC Home Equity Loan Trust,
              Series 1999-3, Class A1F........    6.548    4/25/10      750,303
     132,682 First Security Auto Grantor
              Trust, Series 1997-B, Class A...    6.100    4/15/03      132,603
   1,506,996 First Security Auto Owner Trust,
              Series 2000-1, Class A2.........    7.200    5/15/03    1,514,222
   1,185,000 First USA Credit Card Master
              Trust, Series 1997-10, Class A..    6.790    9/17/03    1,184,912
     365,899 Ford Credit Auto Owner Trust,
              Series 1999-C...................    5.770   11/15/01      365,515
   1,082,943 Ford Credit Auto Owner Trust,
              Series 1999-D...................    6.200    4/15/02    1,082,195
     384,872 Green Tree Financial Corp.,
              Series 1999-4, Class A2.........    5.970     5/1/31      384,520
     180,589 Green Tree Home Equity Loan
              Trust, Series 1999-C, Class A1..    5.990    7/15/30      180,533
     402,053 Greenpoint Manufactured Housing,
              Series 1999-1, Class A1.........    5.780   12/15/09      399,884
      66,541 Indymac Home Equity Loan Asset-
              Backed Trust, Series 1998-A,
              Class AF1.......................    6.778    9/25/20       66,532
      92,032 Long Beach Acceptance Auto
              Grantor Trust, Series 1997-2,
              Class A*........................    6.690    9/25/04       91,603
     560,000 MBNA Master Credit Card Trust,
              Series 1999-B, Class A..........    5.900    8/15/11      551,355
     840,000 MBNA Master Credit Card Trust,
              Series 2000-E, Class A..........    7.800   10/15/12      926,714
     157,728 MMCA Automobile Trust, Series
              1999-1, Class A3................    5.500    7/15/05      157,542
     489,147 MMCA Automobile Trust, Series
              1999-2, Class A1................    6.300    6/15/02      488,851
     560,000 National Car Rental Financing LP,
              Series 1996-1, Class A4*........    7.350   10/20/03      568,085
     511,812 New Holland Equipment Receivables
              Trust, Series 1999-A, Class
              A2*.............................    6.390   10/15/02      511,595
     493,630 Nissan Auto Receivables Owner
              Trust, Series 1999-A, Class A2..    6.120    9/15/03      493,171
   1,280,000 Nissan Auto Receivables Owner
              Trust, Series 2000-B, Class A2..    7.150   12/16/02    1,290,006
     925,000 Nissan Auto Receivables Owner
              Trust, Series 2000-C, Class A2..    6.710    3/17/03      929,741

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

  Principal               Security                        Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
  ---------             -----------              -------- --------   --------
             Asset Backed Securities
             (continued)
 $   619,706 Oakwood Mortgage Investors, Inc.
              Series 1999-B, Class A1.........    6.830    5/15/09 $    619,284
   1,325,000 Peco Energy Transition Trust,
              Series 2000-A, Class A3.........    7.625     3/1/10    1,416,888
     138,231 Premier Auto Trust, Series 1998-
              5, Class A3.....................    5.070     7/8/02      137,721
      28,882 Premier Auto Trust, Series 1999-
              3, Class A2.....................    5.820     2/8/02       28,855
                                                                   ------------
             Total Asset Backed Securities
              (cost $25,555,243)..............                       25,753,986
                                                                   ------------
             Collateralized Mortgage Obligations --
              1.99%
   1,200,000 Chase Commercial Mortgage
              Securities Corp., Series 1999-2,
              Class A2........................    7.198   11/15/09    1,254,409
     185,000 DR Structured Finance, Series
              94K2............................    9.350    8/15/19      144,713
     250,608 DR Structured Finance, Series A-
              1...............................    7.600    8/15/07      220,435
     218,014 DR Structured Finance, Series A-
              1...............................    6.660    8/15/10      172,471
     925,000 First Union-Chase Commercial
              Mortgage, Series 1999-C2, Class
              A2..............................    6.645    4/15/09      935,683
     950,000 GMAC Commercial Mortgage
              Securities, Inc., Series 1998-
              C2, Class A2....................    6.420    8/15/08      949,188
       1,494 Kidder Peabody Mortgage Assets
              Trust, Series B, Class A2.......    9.500    4/22/18          309
                                                                   ------------
             Total Collateralized Mortgage
              Obligations (cost $3,663,071)...                        3,677,208
                                                                   ------------
             Corporate Bonds -- 32.52%
     430,000 Abbey National PLC...............    7.950   10/26/29      454,750
     135,000 Adelphia Communications..........    7.875     5/1/09      110,025
     525,000 Adelphia Communications..........    9.375   11/15/09      462,000
      90,000 Ahold Finance USA, Inc...........    8.250    7/15/10       95,797
     720,000 Ahold Finance USA, Inc...........    6.875     5/1/29      621,776
     780,000 Albertson's, Inc.................    7.450     8/1/29      699,332
     200,000 Alcoa, Inc.......................    7.375     8/1/10      211,349
     585,000 American General Corp............    7.500    8/11/10      613,488
     505,000 Anthem Insurance*................    9.125     4/1/10      491,266
     515,000 Anthem Insurance*................    9.000     4/1/27      435,989
     910,000 AT&T Corp........................    6.500    3/15/29      727,864
     520,000 AXA Financial, Inc...............    8.600   12/15/30      533,607
     510,000 AXA Financial, Inc...............    6.500     4/1/08      497,878
      95,000 AXA Financial, Inc...............    7.000     4/1/28       88,364
     350,000 Banc One Corp....................    7.625   10/15/26      331,698
     485,000 Banc One Corp....................    8.000    4/29/27      479,146
     865,000 BellSouth Telecommunications.....    6.375     6/1/28      748,846
     340,000 BNP Paribas......................    9.003   12/31/49      353,337
     735,000 Bankers Trust Institutional
              Capital Trust*..................    8.090    12/1/26      684,790
     435,000 Chase Manhattan Corp.............    6.000    2/15/09      407,051
     885,000 Citigroup, Inc...................    7.250    10/1/10      911,878
     445,000 Citigroup, Inc...................    6.625    1/15/28      406,837
     360,000 Clear Channel Communications.....    7.650    9/15/10      364,356
     480,000 CMS Energy Corp..................    7.500    1/15/09      438,883
     110,000 CMS Panhandle Holding Co.........    7.000    7/15/29       93,828
     650,000 Comcast Corp.....................    7.625    2/15/08      666,192
   1,275,000 Conoco, Inc......................    6.950    4/15/29    1,249,067
     115,092 Continental Airlines, Series
              971A............................    7.461     4/1/15      118,478
     345,756 Continental Airlines, Series
              981A............................    6.648    9/15/17      340,955
     208,967 Continental Airlines, Series
              991A............................    6.545     2/2/19      204,260
     445,000 Cox Communications, Inc..........    7.750    11/1/10      461,335
     515,000 CSC Holdings, Inc................    7.875   12/15/07      516,466
      75,000 CSC Holdings, Inc................    7.250    7/15/08       72,389
      60,000 CSC Holdings, Inc., Series B.....    8.125    7/15/09       60,750

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

  Principal               Security                        Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
  ---------             -----------              -------- --------   --------
             Corporate Bonds (continued)
 $   400,000 Daimler Chrysler North American
              Holding.........................     8.000   6/15/10 $    406,057
     250,000 Delphi Auto Systems Corp.........     7.125    5/1/29      213,108
     190,000 EOP Operating LP.................     6.763   6/15/07      184,433
     205,000 EOP Operating LP.................     6.800   1/15/09      197,757
     110,000 EOP Operating LP.................     7.250   6/15/28       96,401
     570,000 EOP Operating LP.................     7.500   4/19/29      514,211
     410,000 Farmers Exchange Capital*........     7.050   7/15/28      342,982
     745,000 Farmers Insurance Exchange*......     8.625    5/1/24      738,572
     195,000 Federated Department Stores......     7.000   2/15/28      159,624
     870,000 Federated Department Stores......     6.900    4/1/29      701,506
     385,000 Florida Residential Property &
              Casualty*.......................     7.375    7/1/03      388,784
     920,000 Florida Windstorm*...............     7.125   2/25/19      900,211
   1,070,000 Ford Motor Co....................     6.625   10/1/28      905,695
     200,000 Ford Motor Co....................     7.450   7/16/31      188,120
     920,000 Ford Motor Credit Co.............     7.375  10/28/09      919,154
   1,025,000 General Electric Capital Corp.,
              MTN.............................     7.375   1/19/10    1,103,044
     260,000 General Motors Acceptance Corp...     7.750   1/19/10      267,912
     910,000 Golden State Holdings............     7.125    8/1/05      852,442
     725,000 Goldman Sachs Group, MTN, Series
              A*..............................     6.500   2/25/09      700,591
     445,000 Great Western Financial Trust II,
              Series A........................     8.206    2/1/27      405,109
     660,000 Hartford Financial Services
              Group...........................     7.900   6/15/10      710,437
     185,000 HMH Properties, Series A.........     7.875    8/1/05      178,063
       2,600 Home Ownership Funding, Preferred
              Stock*..........................    13.331  12/30/06    2,068,665
      35,000 Host Marriott LP, Series E.......     8.375   2/15/06       33,950
     750,000 Household Finance Corp...........     5.875    2/1/09      689,841
     425,000 Household Finance Corp...........     8.000   7/15/10      448,450
     685,000 Hutchison Whampoa Financial*.....     7.450    8/1/17      644,099
     415,000 ING Capital Funding Trust III....     8.439  12/29/49      422,462
     110,000 Intermedia Communication, Series
              B...............................     8.875   11/1/07       77,000
     125,000 Intermedia Communication, Series
              B...............................     8.500   1/15/08       87,500
     440,000 Intermedia Communication, Series
              B...............................     8.600    6/1/08      308,000
     125,000 International Game Technology....     8.375   5/15/09      124,688
     405,000 Jet Equipment Trust, Series 1995-
              C*..............................    10.690    5/1/15      435,655
      80,000 Jet Equipment Trust, Series
              A11*............................    10.000   6/15/12       88,962
     715,000 John Hancock*....................     7.375   2/15/24      689,243
     146,438 K Mart Funding Corp., Series F...     8.800    7/1/10      122,958
     170,000 Kroger Co........................     7.450    3/1/08      175,000
     415,000 Kroger Co........................     8.050    2/1/10      446,197
     275,000 Kroger Co........................     7.700    6/1/29      276,239
      70,000 Kroger Co........................     8.000   9/15/29       72,735
     595,000 Lehman Brothers Holdings, Inc....     8.250   6/15/07      624,900
     510,000 Lockheed Martin..................     8.500   12/1/29      578,751
   1,090,000 Lowe's Companies, Inc............     6.500   3/15/29      886,268
     845,000 Lucent Technologies..............     6.450   3/15/29      574,975
     695,000 Metropolitan Life Insurance
              Co.*............................     7.450    1/1/23      624,419
     430,000 Metropolitan Life Insurance
              Co.*............................     7.800   11/1/25      429,460
     900,000 Nationwide Mutual Insurance*.....     7.500   2/15/24      757,321
     250,000 New England Mutual Life*.........     7.875   2/15/24      250,362
     285,000 New York Life Insurance*.........     7.500  12/15/23      260,138
     205,000 News America Holdings............     8.875   4/26/23      199,439
     160,000 News America Holdings............     7.750    2/1/24      139,150

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

  Principal               Security                        Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
  ---------             -----------              -------- --------   --------
             Corporate Bonds (continued)
 $   795,000 News America, Inc................     7.280   6/30/28 $    649,085
     770,000 Nextel Communications............      .000   9/15/07      608,300
     235,000 Nextel Communications............     9.375  11/15/09      219,138
     690,000 Nisource Finance Corp............     7.875  11/15/10      724,864
     365,000 Oxymar*..........................     7.500   2/15/16      290,877
   1,110,000 Pharmacia Corp...................     6.600   12/1/28    1,053,965
     795,000 PNC Institutional Capital, Series
              A*..............................     7.950  12/15/26      733,165
     535,000 Prime Property Funding II*.......     6.800   8/15/02      534,863
     385,000 Prime Property Funding II*.......     7.000   8/15/04      386,417
   1,260,000 Prudential Funding Corp.*........     8.300    7/1/25    1,319,867
     520,000 PSEG Energy Holdings*............     9.125   2/10/04      534,026
     220,000 Qwest Capital Funding*...........     7.900   8/15/10      226,381
   1,115,000 Qwest Communications
              International, Series B.........     8.290    2/1/08      947,750
     470,000 Raytheon Co.*....................     8.200    3/1/06      501,339
     280,000 Raytheon Co.*....................     8.300    3/1/10      306,878
     275,000 Rockwell International Corp......     6.700   1/15/28      239,449
     535,000 Saks, Inc........................     7.375   2/15/19      256,800
     450,000 State Street Corp................     7.650   6/15/10      479,376
     410,000 Sun Microsystems, Inc............     7.650   8/15/09      427,450
     340,000 The Healthcare Co................     7.190  11/15/15      294,775
      65,000 The Healthcare Co., MTN..........     8.700   2/10/10       67,596
     290,000 The Healthcare Co., MTN..........     9.000  12/15/14      303,635
     120,000 The Healthcare Co., MTN..........     7.580   9/15/25      104,142
      95,000 Time Warner, Inc.................     7.570    2/1/24       94,580
     515,000 Time Warner, Inc.................     6.625   5/15/29      464,512
     420,000 U.S. Airways Pass-Through Trust,
              Series 2000-1...................     8.110   2/20/17      443,195
     285,000 UBS Preferred Funding Trust I....     8.664  10/29/49      298,754
     210,000 Unicredito Italian Capital
              Trust*..........................     9.200  10/29/49      215,775
     660,000 Unilever Capital Corp............     7.125   11/1/10      691,429
     185,000 United Technologies Corp.........     7.125  11/15/10      195,101
     925,000 Verizon Communications...........     6.940   4/15/28      859,008
     825,000 Vodafone Airtouch PLC*...........     7.875   2/15/30      837,884
     355,000 Vodafone Group PLC*..............     7.750   2/15/10      367,476
     220,000 Wal-Mart Stores..................     6.875   8/10/09      229,876
   1,060,000 Wal-Mart Stores..................     7.550   2/15/30    1,176,234
     340,000 Washington Mutual Capital, Series
              I...............................     8.375    6/1/27      318,330
     325,000 Washington Mutual, Inc...........     8.250    4/1/10      342,763
     750,000 Waste Management, Inc............     7.000   7/15/28      633,742
     305,000 Waste Management, Inc............     7.375   5/15/29      269,567
     270,000 Wells Fargo Bank.................     7.550   6/21/10      285,509
     456,727 World Financial Property*........     6.910    9/1/13      450,304
   1,185,000 World Financial Property*........     6.950    9/1/13    1,167,225
   1,270,000 Worldcom, Inc....................     6.950   8/15/28    1,078,134
                                                                   ------------
             Total Corporate Bonds (cost
              $59,297,671)....................                       60,194,603
                                                                   ------------
             Foreign Bond -- 6.24%
     415,000 Bayer Hypo-Vereinsbank...........     8.741   6/30/31      399,299
     540,000 British Telecom PLC..............     8.625  12/15/30      542,564
     815,000 Deutsche Telekom International
              Finance.........................     8.000   6/15/10      831,709
     220,000 Federal Republic of Brazil.......    11.000   8/17/40      179,300
   2,280,000 Freddie Mac......................     5.750   9/15/10    2,197,882

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

  Principal               Security                        Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
  ---------             -----------              -------- --------   --------
             Foreign Bond (continued)
 $   735,000 Glencore Nickel Property Ltd.....     9.000   12/1/14 $    551,250
     640,000 Global Crossing Holding Ltd......     9.125  11/15/06      612,800
     480,000 Grupo Minero Mexico SA, Series
              A...............................     8.250    4/1/08      408,000
     460,000 Hyundai Semiconductor*...........     8.625   5/15/07      356,380
     650,000 Inter-American Development Bank..     5.750   2/26/08      639,862
     650,000 Inter-American Development Bank..     7.375   1/15/10      710,688
     430,000 Multicanal SA....................    10.500   4/15/18      258,000
      92,179 Oil Purchase Co. II*.............    10.730   1/31/04       88,492
     392,637 Oil Purchase Co.*................     7.100   4/30/02      376,932
     500,000 Paiton Energy Funding BV*........     9.340   2/15/14      150,000
     865,000 Petrozuata Finance, Inc.*........     8.220    4/1/17      657,400
     495,000 Quebec Province..................     7.500   9/15/29      532,479
     360,000 Quebec Province, Series NN.......     7.125    2/9/24      368,834
     605,000 RAS Laffan Liquid Natural Gas*...     8.294   3/15/14      587,003
     600,000 Republic of Columbia.............     8.700   2/15/16      399,052
     235,000 Republic of Columbia.............    11.750   2/25/20      200,925
     455,000 United Mexican States............    10.375   2/17/09      497,542
                                                                   ------------
             Total Foreign Bond (cost
              $11,612,183)....................                       11,546,393
                                                                   ------------
             Interest Only Bond -- 0.00%
   2,620,919 Cityscape Home Equity, Series
              1996-3 (YMA)....................     0.000  10/25/26        3,276
     332,259 Contimortgage Home Equity, Series
              1996-4 (YMA)....................     0.000   1/15/28          208
   1,878,952 Contimortgage Home Equity, Series
              1996-4 (YMA)....................     0.000   1/15/28        2,349
   2,277,156 Contimortgage Home Equity, Series
              1997-1 (YMA)....................     0.000   3/15/28        2,847
                                                                   ------------
             Total Interest Only Bond (cost
              $9,832).........................                            8,680
                                                                   ------------
             U.S. Government Agency Mortgages -- 63.25%
   3,000,000 Fannie Mae.......................     0.000   10/9/19      928,005
   4,200,000 Fannie Mae.......................     6.250   5/15/29    4,221,433
   9,355,000 Fannie Mae.......................     7.125   1/15/30   10,441,966
   1,705,980 Fannie Mae Strip, Series 270,
              Class 2.........................     8.500    9/1/23      380,114
     208,504 Fannie Mae Strip, Series 274,
              Class 2.........................     8.500   10/1/25       44,242
     288,824 Fannie Mae Strip, Series 281,
              Class 2.........................     9.000   11/1/26       64,354
   1,503,638 Fannie Mae Strip, Series 291,
              Class 2.........................     8.000   11/1/27      321,872
   1,506,644 Fannie Mae Strip, Series 296,
              Class 2.........................     8.000    4/1/24      333,816
  11,500,000 Fannie Mae, TBA..................     7.000    1/1/31   11,513,177
  30,850,000 Fannie Mae, TBA..................     8.500    1/1/31   31,769,070
     495,914 Fannie Mae, Pool #124836.........    10.000    5/1/22      536,641
     145,336 Fannie Mae, Pool #124911.........    10.000    3/1/16      157,265
   1,155,657 Fannie Mae, Pool #124961.........    10.000    8/1/21    1,249,851
      61,966 Fannie Mae, Pool #190535.........    11.000    1/1/16       69,063
     575,464 Fannie Mae, Pool #303406.........    10.000    2/1/25      622,725
      52,059 Fannie Mae, Pool #313033.........    10.000    7/1/17       56,332
      88,043 Fannie Mae, Pool #313328.........    10.000    7/1/18       95,262
      68,366 Fannie Mae, Pool #359461.........    10.500   12/1/17       75,081
      38,572 Fannie Mae, Pool #3657...........    12.000    8/1/13       43,697
     662,043 Fannie Mae, Pool #378141.........    10.000    4/1/19      716,382
     459,192 Fannie Mae, Pool #397120.........    10.000    5/1/21      496,881
     296,073 Fannie Mae, Pool #399289.........    10.000   12/1/14      320,389
      39,011 Fannie Mae, Pool #50163 .........     0.500   11/1/18       42,829
   1,714,997 Fannie Mae, Pool #535608.........     9.500    4/1/30    1,832,265
      66,758 Fannie Mae, Pool #58253..........    10.000   10/1/16       72,237

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

  Principal               Security                        Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
  ---------             -----------              -------- --------   --------
             U.S. Government Agency Mortgages
             (continued)
 $    56,958 Fannie Mae, Pool #84772..........    10.500   11/1/19 $     62,510
      23,343 Fannie Mae, Series 1990-118,
              Class S.........................    22.444   9/25/20       34,737
   1,052,453 Fannie Mae, Series 1992-186,
              Class S.........................     2.661  10/25/27       67,778
      37,834 Fannie Mae, Series 1996-14, Class
              PC..............................     0.000  12/25/23       29,302
     535,000 Fannie Mae, Series 1996-68, Class
              SC..............................     1.444   1/25/24       45,261
     144,340 Fannie Mae, Series 1997-30, Class
              SI..............................     1.344   7/25/22        7,073
   1,070,000 Fannie Mae, Series 1997-57, Class
              PV..............................     8.000   9/18/27      268,998
   7,111,715 Fannie Mae, Series 1999-42, Class
              SA..............................     1.553  10/25/28      317,183
      40,031 Fannie Mae, Series G92-53, Class
              S...............................    23.344   9/25/22       26,408
     129,869 FHLMC Structured Pass Through
              Securities, Series T-15, Class
              A1..............................     5.830  12/25/13      129,104
     357,005 FMAC Loan Receivables Trust,
              Series 1996-B, Class A1.........     7.629  11/15/18      260,574
   7,550,000 Freddie Mac......................     6.750   9/15/29    8,042,826
   3,500,000 Freddie Mac, TBA.................     8.000    1/1/31    3,586,771
     376,671 Freddie Mac GOLD, Pool #D11089...     9.500   10/1/17      402,902
     378,534 Freddie Mac Strip, Series 186....     8.000    8/1/27       82,390
     569,421 Freddie Mac Strip, Series 191....     8.000    1/1/28      123,938
   9,000,000 Freddie Mac, TBA.................     7.500    1/1/31    9,133,593
     599,219 Freddie Mac, Pool #170199........     9.500   10/1/16      637,219
      38,893 Freddie Mac, Pool #183455........    12.000   12/1/10       43,491
      54,071 Freddie Mac, Pool #360019........    10.500   12/1/17       58,997
     116,530 Freddie Mac, Pool #555285........    10.000    4/1/16      125,616
      57,729 Freddie Mac, Series 1415, Class
              S...............................    13.500  11/15/07       19,530
     636,035 Freddie Mac, Series 1476, Class
              S...............................     3.661   2/15/08       53,109
     492,090 Freddie Mac, Series 1485, Class
              S...............................     2.850   3/15/08       32,084
   1,166,243 Freddie Mac, Series 1600, Class
              SA..............................     1.250  10/15/08       50,848
     665,120 Freddie Mac, Series 1950, Class
              SC..............................     1.250  10/15/22       32,724
   6,749,186 Freddie Mac, Series 2182, Class
              SC..............................     1.740   4/15/25      175,479
     385,327 Government National Mortgage
              Assoc., Pool #8621..............     7.375   4/20/25      388,065
  18,500,000 Government National Mortgage
              Assoc., TBA.....................     7.000   1/15/31   18,570,336
      37,055 Government National Mortgage
              Assoc., Pool #112784............    12.000   2/15/14       42,284
      32,987 Government National Mortgage
              Assoc., Pool #113480............    12.000   4/15/14       37,641
      57,648 Government National Mortgage
              Assoc., Pool #114460............    12.000   7/15/14       65,782
      47,724 Government National Mortgage
              Assoc., Pool #120891............    11.000  12/15/14       53,174
      55,493 Government National Mortgage
              Assoc., Pool #126040............    10.500   2/15/16       61,063
      47,246 Government National Mortgage
              Assoc., Pool #1277..............    11.500   9/20/19       51,310
     128,408 Government National Mortgage
              Assoc., Pool #129961............    11.000   8/15/15      143,032
      53,863 Government National Mortgage
              Assoc., Pool #131140............    11.500   7/20/15       58,493
       1,883 Government National Mortgage
              Assoc., Pool #151321............    10.500   3/15/16        2,072
     171,085 Government National Mortgage
              Assoc., Pool #156617............    11.000   1/15/16      190,571
      59,218 Government National Mortgage
              Assoc., Pool #217447............    10.500   6/15/19       65,152
      38,773 Government National Mortgage
              Assoc., Pool #252625............    10.500  10/15/18       42,654
      68,625 Government National Mortgage
              Assoc., Pool #278126............    10.500   6/15/19       75,502
      71,083 Government National Mortgage
              Assoc., Pool #278323............    10.500   7/15/19       78,206
      77,956 Government National Mortgage
              Assoc., Pool #36890.............    10.000  11/15/09       84,577
      46,558 Government National Mortgage
              Assoc., Pool #38023.............    11.000   1/15/10       51,864
      47,416 Government National Mortgage
              Assoc., Pool #38484.............    11.000   3/15/10       52,819
      40,007 Government National Mortgage
              Assoc., Pool #41625.............    11.000   7/15/10       44,566
      42,807 Government National Mortgage
              Assoc., Pool #42444.............    11.000   9/15/10       47,686
      50,443 Government National Mortgage
              Assoc., Pool #42710.............    11.000   9/15/10       56,191
      47,528 Government National Mortgage
              Assoc., Pool #43080.............    11.000   8/15/10       52,945
       2,205 Government National Mortgage
              Assoc., Pool #43285.............    11.000   8/15/10        2,456
      88,307 Government National Mortgage
              Assoc., Pool #45290.............    11.000  12/15/10       98,371

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

  Principal               Security                       Maturity    Value
   Amount               Description             Rate (%)   Date     (Note 2)
  ---------             -----------             -------- --------   --------
             U.S. Government Agency Mortgages
             (continued)
 $    35,469 Government National Mortgage
              Assoc., Pool #49399.............   10.000   9/15/10 $     38,481
      35,542 Government National Mortgage
              Assoc., Pool #57312.............   12.000   1/15/13       40,549
      21,240 Government National Mortgage
              Assoc., Pool #58625.............   12.000  11/15/12       24,232
      31,696 Government National Mortgage
              Assoc., Pool #60040.............   12.000   1/15/13       36,160
      23,486 Government National Mortgage
              Assoc., Pool #65918.............   12.000   6/15/13       26,804
      23,489 Government National Mortgage
              Assoc., Pool #70492.............   12.000   9/15/13       26,807
      30,621 Government National Mortgage
              Assoc., Pool #71155.............   12.000   8/15/13       34,947
     167,903 Government National Mortgage
              Assoc., Pool #780315............    9.500  12/15/17      180,185
      54,648 Government National Mortgage
              Assoc., Pool #780379............   10.500   8/15/21       60,124
      86,320 Government National Mortgage
              Assoc., Pool #780384............   11.000  12/15/17       96,176
     333,076 Government National Mortgage
              Assoc., Pool #780554............   10.000   5/15/19      361,793
      91,596 Government National Mortgage
              Assoc., Pool #780609............    9.500   9/15/22       98,290
     192,203 Government National Mortgage
              Assoc., Pool #80094.............    6.750   7/20/27      193,908
     374,223 Government National Mortgage
              Assoc., Pool #80114.............    6.750   9/20/27      377,542
     703,715 Government National Mortgage
              Assoc., Pool #80123.............    7.125  10/20/27      711,274
     717,249 Government National Mortgage
              Assoc., Pool #80137.............    7.125  11/20/27      724,954
     181,524 Government National Mortgage
              Assoc., Pool #80145.............    7.125  12/20/27      183,473
     175,366 Government National Mortgage
              Assoc., Pool #80156.............    7.375   1/20/28      176,239
     263,077 Government National Mortgage
              Assoc., Pool #8285..............    7.375   1/20/25      264,697
     745,001 Government National Mortgage
              Assoc., Pool #8595..............    7.375   2/20/25      749,493
     249,738 Government National Mortgage
              Assoc., Pool #8611..............    7.375   3/20/25      251,276
     732,123 Government National Mortgage
              Assoc., Pool #8631..............    7.375   5/20/25      737,324
     225,328 Government National Mortgage
              Assoc., Pool #8644..............    7.375   6/20/25      226,946
     326,376 Government National Mortgage
              Assoc., Pool #8664..............    6.750   7/20/25      329,789
   3,462,346 Government National Mortgage
              Assoc., Series 1999-32, Class
              SB..............................    1.301   7/16/27      155,113
   2,774,791 Government National Mortgage
              Assoc., Series 1999-34, Class
              SC..............................    1.901   9/16/19      180,361
   3,086,284 Government National Mortgage
              Assoc., Series 1999-38, Class
              SM..............................    1.701   5/16/26      154,006
                                                                  ------------
             Total U.S. Government Agency
              Mortgages (cost $115,482,409)...                     117,113,149
                                                                  ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)


                           Security                                 Value
   Shares                 Description                              (Note 2)
   ------                 -----------                              --------
            Cash & Equivalents -- 21.02%
 38,914,022 DB Institutional Liquid Assets Fund...               $ 38,914,022
                                                                 ------------
            Total Cash & Equivalents (cost
             $38,914,022).........................                 38,914,022
                                                                 ------------
            Total Investments (cost $255,246,849)
             (a) -- 139.32%.......................                257,924,407
            Liabilities in excess of other
             assets -- (39.32)%...................                (72,798,558)
                                                                 ------------
            Total Net Assets -- 100.00%...........               $185,125,849
                                                                 ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized appreciation of securities as follows:

 Unrealized appreciation.........................................  $  4,121,213
 Unrealized depreciation.........................................    (1,443,655)
                                                                   ------------
 Net unrealized appreciation.....................................  $  2,677,588
                                                                   ============

* Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act, 1940, as amended.

FHLMC -- Federal Home Loan Mortgage Corp.
IO -- Interest Only
MTN -- Medium Term Note
PLC -- Public Liability Company
TBA -- Security is subject to delayed delivery
YMT -- Yield Maintenance Agreement

Futures

 Number of                                   Notional   Expiration  Unrealized
 Contracts                                     Value       Date    Gain/(Loss)
 ---------                                   --------   ---------- -----------
    304    U.S. Long Bond Futures........   $31,806,000 March 2001 $(1,062,240)
           U.S. Treasury 5 Year Note
    220    Futures.......................    22,783,750 March 2001    (228,878)
           U.S. Treasury 10 Year Note
    274    Futures.......................    28,731,469 March 2001      495,733
                                                                   ------------
           Total Unrealized Loss.........                          $  (795,385)
                                                                   ============


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments -- December 31, 2000 (Unaudited)

                          Security                                    Value
   Shares                Description                                 (Note 2)
   ------                -----------                                 --------

            Common/Preferred Stocks -- 5.73%
            Broadcasting -- 0.98%
        100 Paxson Communications...............                   $    910,000
         10 Paxson Communications...............                         94,500
                                                                   ------------
                                                                      1,004,500
                                                                   ------------
            Electric--Integrated -- 0.83%
        875 TNP Enterprises, Inc................                        844,375
                                                                   ------------
            Finance Services -- 0.34%
     13,000 K Mart Financing....................                        346,938
                                                                   ------------
            Telecom Services -- 2.49%
      1,405 Broadwing Communications............                      1,383,924
      1,231 Dobson Communications...............                      1,089,435
     14,000 Tele1 Europe Holding AB - ADR.......                         64,750
                                                                   ------------
                                                                      2,538,109
                                                                   ------------
            Telecommunications/Cellular -- 0.61%
        619 Nextel Communications, Inc., Series
            D...................................                        625,190
                                                                   ------------
            Telephone -- Integrated -- 0.48%
      4,445 XO Communications, Inc..............                        128,905
        731 XO Communications, Inc., Series E...                        356,363
                                                                   ------------
                                                                        485,268
                                                                   ------------
            Total Common/Preferred Stocks (cost
            $6,487,601).........................                      5,844,380
                                                                   ------------
            Warrant -- 0.20%
            Broadcasting -- 0.00%
        400 Paxson Communications Corp..........                          1,400
                                                                   ------------
            Business Services -- 0.08%
      1,555 GT Group Telecom, Inc...............                         54,424
        800 Motient Corp........................                          6,000
      2,100 WAM!NET, Inc........................                         24,413
                                                                   ------------
                                                                         84,837
                                                                   ------------
            Electric -- Integrated -- 0.03%
        875 TNP Enterprises, Inc................                         26,250
                                                                   ------------
            Multi-Media -- 0.01%
        600 XM Satellite Radio, Inc.............                         11,250
                                                                   ------------
            Steel Manufacturing/Products --
             0.00%
        685 Republic Technologies
            International.......................                             69
                                                                   ------------
            Telecommunications -- 0.08%
        600 Globalstar Telecom..................                             60
        700 Maxcom Telecom......................                            700
      7,200 Occidente Y Caribe Celular..........                         45,000
        480 OnePoint Communications*............                         38,400
                                                                   ------------
                                                                         84,160
                                                                   ------------
            Total Warrant (cost $347,732).......                        207,966
                                                                   ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal               Security                         Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
 ---------              -----------              -------- --------   --------

            Collateralized Mortgage
            Obligations -- 1.18%
 $  575,000 DR Structured Finance, Series
            94K2..............................     9.350   8/15/19 $    449,783
    354,757 DR Structured Finance, Series A-
            1.................................     7.600   8/15/07      312,044
    352,456 DR Structured Finance, Series A-
            1.................................     6.660   8/15/10      278,829
    225,000 DR Structured Financial Trust,
            Series A-2........................     8.375   8/15/15      165,530
                                                                   ------------
            Total Collateralized Mortgage
            Obligations (cost $1,237,212).....                        1,206,186
                                                                   ------------
            Corporate Bonds -- 64.38%
    680,000 Actuant Corp.*....................    13.000    5/1/09      618,800
    990,000 Adelphia Business Solutions,
            Series B, SUB.....................    13.000   4/15/03      693,000
    575,000 Adelphia Communications...........     9.375  11/15/09      506,000
    250,000 Adelphia Communications, Series
            B.................................     9.875    3/1/07      233,125
  1,280,000 Adelphia Communications, Series
            B.................................     8.375    2/1/08    1,100,800
  1,685,000 Adelphia Communications, Series
            B.................................     7.750   1/15/09    1,369,063
  1,195,000 AES Corp..........................     8.500   11/1/07    1,154,669
    662,036 Aircraft Lease Portfolio
            Securitization Ltd., Series 1996-
            1, Class DX.......................    12.750   6/15/06      622,220
  1,000,000 Anthem Insurance*.................     9.125    4/1/10      972,804
  1,180,000 Centennial Communications.........    10.750  12/15/08    1,109,200
    820,000 Centex Corp.......................     9.750   6/15/05      840,355
  1,220,000 Charter Communications Holdings...    10.250   1/15/10    1,189,500
    755,000 Clear Channel Communications,
            Inc., Series B....................     8.125  12/15/07      758,775
    530,000 CSC Holdings, Inc.................     9.875   5/15/06      540,600
    635,000 D.R. Horton, Inc..................     8.000    2/1/09      571,500
  1,285,000 EchoStar DBS Corp.................     9.375    2/1/09    1,246,450
    290,000 EES Coke Battery Co., Inc.*.......     9.382   4/15/07      159,500
  1,090,000 Exodus Communications, Inc.*......    11.625   7/15/10      970,100
    960,000 Flowserve Corp.*..................    12.250   8/15/10      955,200
    335,000 Focal Communications Corp., DN,
            Series B, SUB.....................    12.125   2/15/08      140,700
  1,425,000 Focal Communications Corp., Series
            B.................................    11.875   1/15/10      969,000
    440,000 Ford Motor Credit Co..............     7.375  10/28/09      439,595
    300,000 Fresenius Med Cap.................     9.000   12/1/06      288,000
  1,370,000 Fresenius Med Cap.................     7.875    2/1/08    1,260,400
    890,000 Globalstar LP (b)*................    11.375   2/15/04       93,450
    820,000 Globix Corp.......................    12.500    2/1/10      303,400
  1,225,000 Golden State Holdings.............     7.125    8/1/05    1,147,518
  1,140,000 Harrahs Operating Co., Inc........     7.875  12/15/05    1,134,300
    470,000 Hayes Lemmerz International, Inc.,
            Series B..........................     9.125   7/15/07      310,200
  1,520,000 Hayes Lemmerz International, Inc.,
            Series B..........................     8.250  12/15/08      980,400
  1,195,000 Hilton Hotels.....................     7.950   4/15/07    1,200,553
    575,000 HMH Properties, Series A..........     7.875    8/1/05      553,438
  1,210,000 Horseshoe Gaming Holdings, Series
            B.................................     8.625   5/15/09    1,184,288
     40,000 Host Marriott LP, Series E........     8.375   2/15/06       38,800
    630,000 Huntsman ICI Chemicals............    10.125    7/1/09      615,825
    470,000 Infinity Broadcasting.............     8.875   6/15/07      488,213
  1,525,000 Intermedia Communication, Series
            B, SUB............................    11.250   7/15/07      915,000
    610,000 Intermedia Communication, Series
            B.................................     8.500   1/15/08      427,000
    985,000 International Game Technology.....     8.375   5/15/09      982,538
  1,400,000 ISP Holdings, Inc., Series B......     9.000  10/15/03    1,064,000
    300,000 Jet Equipment Trust, Series 95-
            D*................................    11.440   11/1/14      317,530
    400,000 Jet Equipment Trust, Series C1*...    11.790   6/15/13      431,874
    658,973 K Mart Funding Corp., Series F....     8.800    7/1/10      553,311
    878,385 Kroger Co.........................     8.500   7/15/17      865,209

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal               Security                         Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
 ---------              -----------              -------- --------   --------

            Corporate Bonds (continued)
 $  310,000 Lear Corp., Series B..............     7.960   5/15/05 $    292,721
    185,000 Lear Corp., Series B..............     8.110   5/15/09      168,144
    825,000 Lennar Corp., Series B............     9.950    5/1/10      841,500
  1,265,000 Level 3 Communications, SUB.......    12.875   3/15/10      588,225
    765,000 Lucent Technologies...............     6.450   3/15/29      520,540
  1,035,000 Lyondell Chemical Co., Series A...     9.625    5/1/07    1,003,950
    955,000 Motient Corp., Series B*..........    12.250    4/1/08      353,350
    530,000 Musicland Group...................     9.000   6/15/03      524,700
  1,540,000 Musicland Group, Inc., Series B...     9.875   3/15/08    1,539,999
  1,230,000 National Steel Corp., Series D....     9.875    3/1/09      492,000
  1,345,000 Nextel Communications, SUB........    10.650   9/15/07    1,062,550
  2,175,000 Nextel Communications, SUB........     9.950   2/15/08    1,587,749
  1,195,000 Nortek, Inc., Series B............     8.875    8/1/08    1,057,575
  1,305,000 NTL, Inc., Series B, SUB..........    10.750    4/1/08    1,052,682
    500,000 Nuevo Energy Co...................     9.375   10/1/10      501,250
    362,624 OHA Grantor*......................    11.000   9/15/03      346,060
  1,095,000 Owens-Illinois, Inc...............     7.350   5/15/08      580,350
  1,170,000 Owens-Illinois, Inc...............     7.500   5/15/10      608,400
     90,000 Owens-Illinois, Inc...............     7.800   5/15/18       41,400
    575,000 Park Place Entertainment..........     8.500  11/15/06      593,853
  1,185,000 Primus Telecomm Group.............    11.250   1/15/09      319,950
    195,000 Primus Telecomm Group.............    12.750  10/15/09       52,650
    715,000 Primus Telecomm Group, Series B...     9.875   5/15/08      193,050
    400,000 PSINet, Inc.......................    11.000    8/1/09      104,000
  1,565,000 PSINet Inc., Series B.............    10.000   2/15/05      406,900
  1,615,000 RCN Corp., SUB....................    11.125  10/15/07      565,250
    625,000 RCN Corp., SUB....................     9.800   2/15/08      200,000
    685,000              Republic Technologies
            International*....................    13.750   7/15/09       68,500
  1,990,000 Rhythm Netconnections, SUB........    13.500   5/15/08      238,800
  1,165,000 Rhythms Netconnections, Series B..    14.000   2/15/10      267,950
  1,440,000 Smithfield Foods, Inc.............     7.625   2/15/08    1,344,600
    700,000 Stater Brothers Holdings..........    10.750   8/15/06      574,000
    400,000 Station Casinos, Inc..............    10.125   3/15/06      414,000
    935,000 Station Casinos, Inc..............     9.750   4/15/07      946,688
    700,000 Station Casinos, Inc..............     8.875   12/1/08      686,000
    820,000 Tenet Healthcare Corp.............     8.625   1/15/07      839,475
  1,660,000 Tenet Healthcare Corp., Series B..     8.125   12/1/08    1,676,599
    125,000   Tenneco Automotive, Inc., Series
            B.................................    11.625  10/15/09       60,625
    630,000 The Healthcare Co.................     7.150   3/30/04      622,225
    805,000 The Healthcare Co.................     6.910   6/15/05      783,408
     75,000 The Healthcare Co.................     8.750    9/1/10       78,620
  1,265,000 The Healthcare Co.................     7.690   6/15/25    1,112,251
     90,000 The Healthcare Co., MTN...........     7.580   9/15/25       78,107
  1,460,000 Viatel, Inc., SUB.................    12.500   4/15/08      219,000
  1,000,000 Vintage Petroleum.................     8.625    2/1/09    1,015,000
    935,000 WAM!Net, Inc., Series B*, SUB.....    13.125    3/1/05      215,050
  1,320,000 Waste Management, Inc.............     7.000  10/15/06    1,271,928
    865,000 Waste Management, Inc.............     7.125   10/1/07      831,599
    335,000 Waste Management, Inc.............     7.650   3/15/11      324,154
    205,000 Waste Management, Inc.............     7.125  12/15/17      176,472
    900,000 Westpoint Stevens, Inc............     7.875   6/15/05      670,500

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal               Security                        Maturity    Value
   Amount               Description             Rate (%)   Date     (Note 2)
 ---------              -----------             -------- --------   --------

            Corporate Bonds (continued)
 $6,115,000 Winstar Communications, Inc.*.....   14.350   4/15/10 $  1,712,199
    670,000 XM Satellite Radio, Inc.*.........   14.000   3/15/10      368,500
    645,000 XO Communications, Inc., SUB......    9.450   4/15/08      335,400
    475,000 XO Communications, Inc............   10.750  11/15/08      391,875
    410,000 XO Communications, Inc., SUB......   12.250    6/1/09      196,800
    625,000 XO Communications, Inc., SUB......   12.125   12/1/09      281,250
                                                                  ------------
            Total Corporate Bonds (cost
            $73,213,679)......................                      65,716,576
                                                                  ------------
            Foreign Bond -- 23.33%
            Argentina -- 1.15%
    390,000 Cablevision SA....................   13.750    5/1/09      284,700
  1,395,000 CTI Holdings SA, SUB..............   11.500   4/15/08      537,075
    345,000 Multicanal SA.....................   10.500    2/1/07      243,225
    135,000 Multicanal SA.....................   13.125   4/15/09      108,000
                                                                  ------------
                                                                     1,173,000
                                                                  ------------
            Australia -- 1.30%
    485,000 Glencore Nickel Property Ltd......    9.000   12/1/14      363,750
  1,280,000 Murrin Murrin Holdings Property...    9.375   8/31/07      960,000
                                                                  ------------
                                                                     1,323,750
                                                                  ------------
            Bermuda -- 1.44%
  1,550,000 Global Crossing Holding Ltd.......    9.625   5/15/08    1,457,000
    130,000 RSL Communications Ltd............   12.250  11/15/06        9,750
                                                                  ------------
                                                                     1,466,750
                                                                  ------------
            Brazil -- 0.54%
    670,000 Federal Republic of Brazil........   11.000   8/17/40      546,050
                                                                  ------------
            Canada -- 3.40%
  1,555,000 GT Group Telecom, Inc.*, SUB......   13.125    2/1/10      513,150
    845,000 Husky Oil Ltd.....................    8.900   8/15/28      846,056
    970,000 Norampac, Inc.....................    9.500    2/1/08      970,000
  1,140,000 Pacifica Papers, Inc..............   10.000   3/15/09    1,134,300
                                                                  ------------
                                                                     3,463,506
                                                                  ------------
            Columbia -- 1.59%
  1,540,000 Occidente Y Caribe Celular SA,
            Series B, SUB.....................   14.000   3/15/04    1,139,600
    585,000 Republic of Columbia..............    9.750   4/23/09      488,073
                                                                  ------------
                                                                     1,627,673
                                                                  ------------
            Germany -- 1.47%
  1,680,000 Callahan Nordrhein-Westf*.........   14.000   7/15/10    1,503,601
                                                                  ------------
            Korea -- 0.69%
    100,000 Hyundai Semiconductor*............    8.250   5/15/04       85,091
    800,000 Hyundai Semiconductor*............    8.625   5/15/07      619,792
                                                                  ------------
                                                                       704,883
                                                                  ------------
            Luxembourg -- 1.38%
    565,000 Huntsman ICI Chemicals, Series
            EUR...............................   10.125    7/1/09      535,754
    970,000 PTC International Fin II SA,
            Series EUR........................   11.250   12/1/09      874,255
                                                                  ------------
                                                                     1,410,009
                                                                  ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

 Principal               Security                         Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
 ---------              -----------              -------- --------   --------

            Foreign Bond (continued)
            Mauritius -- 0.89%
 $1,150,000 Indah Kiat Financials.............    10.000    7/1/07 $    425,500
  1,335,000 Pindo Deli Financial Mauritius....    10.750   10/1/07      480,600
                                                                   ------------
                                                                        906,100
                                                                   ------------
            Mexico -- 2.47%
  1,035,000 Grupo Iusacell SA.................    14.250   12/1/06    1,022,063
    770,000 Maxcom Telecomunicacione, Series
            B*................................    13.750    4/1/07      369,600
    655,000 Satelites Mexicanos SA, Series B..    10.125   11/1/04      425,750
    745,000 TV Azteca SA, Series B............    10.500   2/15/07      704,025
                                                                   ------------
                                                                      2,521,438
                                                                   ------------
            Netherlands -- 2.97%
    445,000 Cellco Fin NV.....................    12.750    8/1/05      418,300
    640,000 Hermes Europe Railtel BV..........    11.500   8/15/07      262,400
    255,000 Hermes Europe Railtel BV..........    10.375   1/15/09      104,550
    875,000 Netia Holdings II BV, Series B....    13.500   6/15/09      690,053
    785,000 Paiton Energy Funding BV*.........     9.340   2/15/14      235,500
    185,000 TELE1 Europe BV...................    11.875   12/1/09      154,581
    755,000 TELE1 Europe BV, Series EUR.......    13.000   5/15/09      645,036
    820,000 United Pan-Europe Comm NV, Series
            B.................................    10.875    8/1/09      524,800
                                                                   ------------
                                                                      3,035,220
                                                                   ------------
            Phillipines -- 0.42%
  1,310,000 Bayan Telecommunications (b)*.....    13.500   7/15/06      432,300
                                                                   ------------
            Thailand -- 0.31%
    250,000 Total Access Communications*......     2.000   5/31/06      321,275
                                                                   ------------
            United Kingdom -- 3.31%
    970,000 British Sky Broadcasting..........     8.200   7/15/09      920,518
    620,000 Crown Cork & Seal Financial PLC...     7.000  12/15/06      316,200
  1,490,000 Dolphin Telecom PLC, SUB..........    11.625    6/1/08      174,860
    585,000 Dolphin Telecom PLC, Series B,
            SUB...............................    14.000   5/15/09       64,350
    345,122 Global Telesystems, Inc. (b)......    11.000   6/15/08        4,860
    222,412 Global Telesystems, Inc., Series
            DM (b)............................    11.500  12/15/07        3,132
    465,000 HMV Media Group, Series B.........    10.250   5/15/08      192,975
    475,000 HMV Media Group, Series B.........    10.875   5/15/08      283,822
    985,000 RSL Communications PLC............     9.125    3/1/08       39,400
  1,132,512 RSL Communications PLC, SUB.......    10.125    3/1/08       43,859
    910,000 RSL Communications PLC, SUB.......    10.000   3/15/08       34,125
    495,000 RSL Communications PLC............    12.000   11/1/08       32,175
    560,000 RSL Communications PLC............     9.875  11/15/09       36,400
  1,730,000 Telewest Communication PLC, SUB...     9.875   4/15/09    1,227,532
                                                                   ------------
                                                                      3,374,208
                                                                   ------------
            Total Foreign Bond (cost
            $27,340,527)......................                       23,809,763
                                                                   ------------
            Short-Term Investments -- 3.99%
            Cash & Equivalents -- 3.99%
  3,970,936 DB Institutional Liquid Assets
            Fund..............................                        3,970,936
    100,000 Miller Anderson & Sherrerd
            Collateral Account (c)............                          100,000
                                                                   ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2000 (Unaudited)

                          Security                                   Value
   Shares                Description                                (Note 2)
   ------                -----------                                --------

                                                                  ------------
            Total Short-Term Investments (cost
            $4,070,936).........................                  $  4,070,936
                                                                  ------------
            Total Investments (cost
            $112,697,687) (a) -- 98.81%.........                   100,855,807
            Other assets in excess of
            liabilities -- 1.19%................                     1,218,103
                                                                  ------------
            Total Net Assets -- 100.00%.........                  $102,073,910
                                                                  ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized depreciation of securities as follows:

   Unrealized appreciation....................................... $  1,108,140
   Unrealized depreciation.......................................  (12,950,020)
                                                                  ------------
   Net unrealized depreciation................................... $(11,841,880)
                                                                  ============

(b)  It denotes that the issuer has defaulted on the payment of interest.

(c) Principal amount of securities pledged as collateral for open future contracts.

* Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1940, as amended.

ADR -- American Depository Receipt
MTN -- Medium Term Note
PLC -- Public Liability Company
SUB -- Step-up Bond

Futures

 Number of                                   Notional    Expiration Unrealized
 Contracts                                     Value        Date    Gain/(Loss)
 ---------                                   --------    ---------- -----------
     12    U.K. Gilt Future 10 Year......  BPS 1,385,400 March 2001  USD 6,219

Unrealized Appreciation/Depreciation on Forward Exchange Contracts

     Contract                                           Value on
      Amount          Forward Exchange      Settlement Origination   Value on    Unrealized
 (Local Currency)         Contracts            Date       Date       12/31/00    Gain/(Loss)
 ----------------     ----------------      ---------- -----------   --------    -----------
                  Currency Sold
      (125,000)   British Pound...........    2/5/01   $  (178,739) $  (186,891)  $  (8,152)
    (1,550,000)   British Pound...........   2/21/01    (2,208,983)  (2,318,000)   (109,017)
    (3,610,000)   Euro....................   2/28/01    (3,166,694)  (3,392,422)   (225,728)
                                                       -----------  -----------   ---------
                  Total Currency Sold                  $(5,554,416) $(5,897,313)  $(342,897)
                                                       ===========  ===========   =========
                  Net Unrealized Loss                                             $(342,897)
                                                                                  =========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Assets and Liabilities
December 31, 2000 (Unaudited)

                                                              Small
                                               Growth     Capitalization International
                              Value Equity     Equity         Equity        Equity
                               Portfolio     Portfolio      Portfolio      Portfolio
                              ------------  ------------  -------------- -------------
ASSETS:
 Investments, at value (cost
  $240,825,520; $263,394,189;
  $210,090,456; and
  $242,748,756
  respectively).............. $281,439,610  $280,435,577   $234,309,438  $235,043,764
 Repurchase agreements, at
 value.......................      443,193     2,422,000      5,626,366            --
                              ------------  ------------   ------------  ------------
    Total Investments........  281,882,803   282,857,577    239,935,804   235,043,764
                              ------------  ------------   ------------  ------------
 Cash........................        2,856            --         11,248            --
 Foreign currency, at value
 (cost $0; $0; $0; and
 $45,368 respectively).......           --            --             --        45,536
 Unrealized appreciation on
 forward exchange contracts..           --            --             --     1,398,290
 Receivable for investments
 sold........................      902,156       366,143        123,152       186,722
 Dividends and interest
 receivable..................      199,936       166,607        103,745       211,652
 Receivable for Fund shares
 sold........................          416           393            409           332
 Foreign tax reclaim
 receivable..................           --            --             --       327,551
 Prepaid expenses and other
 assets......................        7,984        10,488          8,314         9,828
                              ------------  ------------   ------------  ------------
    Total Assets.............  282,996,151   283,401,208    240,182,672   237,223,675
                              ------------  ------------   ------------  ------------
LIABILITIES:
 Payable for investments
 purchased...................      789,038       418,671         86,375     1,126,014
 Unrealized depreciation on
 forward exchange contracts..           --            --             --       120,068
 Variation margin payable on
 future contracts............           --        59,150             --            --
 Advisory fees payable.......       73,603        93,907         83,948        88,883
 Consulting fees payable.....       11,310        12,693         10,013        11,111
 Administrative services fees
 payable.....................        5,281         5,363          4,461         4,412
 Other accrued expenses......       19,807        20,663         15,543        40,234
                              ------------  ------------   ------------  ------------
    Total Liabilities........      899,039       610,447        200,340     1,390,722
                              ------------  ------------   ------------  ------------
NET ASSETS................... $282,097,112  $282,790,761   $239,982,332  $235,832,953
                              ============  ============   ============  ============
NET ASSETS CONSIST OF:
 Shares of beneficial
 interest, at par value...... $     19,881  $     20,790   $     18,973  $     22,446
 Additional paid-in capital..  250,978,743   271,050,586    214,451,184   267,615,418
 Undistributed (distribution
 in excess of) net investment
 income......................      (44,694)     (107,317)        (3,886)     (269,811)
 Accumulated net realized
  gain/(loss) on investments,
  futures and foreign
  currency transactions......   (9,470,908)   (5,242,773)     1,297,079   (25,102,567)
 Net unrealized
  appreciation/(depreciation)
  on investments,
  futures and foreign
  currency transactions......   40,614,090    17,069,475     24,218,982    (6,432,533)
                              ------------  ------------   ------------  ------------
    Total Net Assets......... $282,097,112  $282,790,761   $239,982,332  $235,832,953
                              ============  ============   ============  ============
SHARES OF BENEFICIAL
INTEREST:
 Shares of beneficial
 interest outstanding........   19,881,094    20,790,335     18,972,972    22,446,147
                              ============  ============   ============  ============
 Net Asset Value, offering
 and redemption price per
 share....................... $      14.19  $      13.60   $      12.65  $      10.51
                              ============  ============   ============  ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Assets and Liabilities (continued)
December 31, 2000 (Unaudited)

                                            Intermediate Term
                              Fixed Income   Municipal Bond   Fixed Income II High Yield Bond
                               Portfolio        Portfolio        Portfolio       Portfolio
                              ------------  ----------------- --------------- ---------------
ASSETS:
 Investments, at value (cost
  $127,101,108; $210,106,392;
  255,246,849; and
  $112,697,687
  respectively).............. $129,498,650    $215,212,680     $257,924,407    $100,855,807
 Repurchase agreements, at
 value.......................      708,547              --               --              --
                              ------------    ------------     ------------    ------------
   Total Investments.........  130,207,197     215,212,680      257,924,407     100,855,807
                              ------------    ------------     ------------    ------------
 Cash........................           --             678           28,938              --
 Receivable for investments
 sold........................           --              --       16,579,652         515,813
 Dividends and interest
 receivable..................    1,690,734       3,171,074        2,436,863       2,653,592
 Receivable for Fund shares
 sold........................          173              --               --              --
 Prepaid expenses and other
 assets......................        4,019           7,144           66,350           3,009
                              ------------    ------------     ------------    ------------
   Total Assets..............  131,902,123     218,391,576      277,036,210     104,028,221
                              ------------    ------------     ------------    ------------
LIABILITIES:
 Dividends and income
 payable.....................      714,330         910,457        1,084,488       1,245,845
 Payable for investments
 purchased...................           --           5,611       90,745,744         294,113
 Foreign currency, at value
  (cost $0; $0; $0;
  and $16,059.61
  respectively)..............           --              --               --          15,250
 Unrealized depreciation on
 forward exchange contracts..           --              --               --         342,897
 Variation margin payable on
 future contracts............           --              --               --           1,255
 Advisory fees payable.......       30,659          50,711           43,568          32,325
 Consulting fees payable.....        5,575           9,220            7,921           4,310
 Administrative services fees
 payable.....................        2,052           3,392            2,899           1,591
 Other accrued expenses......       13,341          18,255           25,741          16,725
                              ------------    ------------     ------------    ------------
   Total Liabilities.........      765,957         997,646       91,910,361       1,954,311
                              ------------    ------------     ------------    ------------
NET ASSETS................... $131,136,166    $217,393,930     $185,125,849    $102,073,910
                              ============    ============     ============    ============
NET ASSETS CONSIST OF:
 Shares of beneficial
 interest, at par value...... $     13,300    $     22,125     $     18,178    $     11,470
 Additional paid-in capital..  131,359,712     214,779,413      181,722,506     114,415,493
 Undistributed (distribution
  in excess of) net
  investment income..........            7              --               --        (228,881)
 Accumulated net realized
  gain/(loss) on investments,
  futures and foreign
  currency transactions......   (2,634,395)     (2,513,896)       1,501,320          50,222
 Net unrealized
  appreciation/(depreciation)
  on investments, futures and
  foreign currency
  transactions...............    2,397,542       5,106,288        1,883,845     (12,174,394)
                              ------------    ------------     ------------    ------------
   Total Net Assets.......... $131,136,166    $217,393,930     $185,125,849    $102,073,910
                              ============    ============     ============    ============
SHARES OF BENEFICIAL
INTEREST:
 Shares of beneficial
 interest outstanding........   13,300,103      22,125,332       18,178,361      11,469,772
                              ============    ============     ============    ============
 Net Asset Value, offering
 and redemption price per
 share....................... $       9.86    $       9.83     $      10.18    $       8.90
                              ============    ============     ============    ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Operations
For Six Months Ended December 31, 2000 (Unaudited)

                                                              Small
                                               Growth     Capitalization International
                              Value Equity     Equity         Equity        Equity
                               Portfolio     Portfolio      Portfolio      Portfolio
                              ------------  ------------  -------------- -------------
INVESTMENT INCOME:
 Interest...................  $   191,589   $    302,756   $    486,880  $    570,102
 Dividends (net of foreign
  withholding tax of $2,639;
  $765; $0; and $149,542
  respectively).............    2,094,496        720,368        793,819     1,175,892
                              -----------   ------------   ------------  ------------
    Total Investment
    Income..................    2,286,085      1,023,124      1,280,699     1,745,994
                              -----------   ------------   ------------  ------------
EXPENSES:
 Advisory fees..............      413,773        367,781        551,647       668,919
 Consulting fees............       63,652         86,730         67,977        83,617
 Administrative services
 fees.......................      146,395        199,475        156,343       192,315
 Custodian fees.............       29,344         38,095         32,030       127,058
 Audit and legal fees.......       12,426         13,703         12,964        14,931
 Registration and filing
 fees.......................        5,646          9,117          4,309         5,194
 Other expenses.............        7,751         10,026         10,386         9,982
                              -----------   ------------   ------------  ------------
    Total Expenses..........      678,987        724,927        835,656     1,102,016
                              -----------   ------------   ------------  ------------
 Net Investment Income......    1,607,098        298,197        445,043       643,978
                              -----------   ------------   ------------  ------------
NET REALIZED/UNREALIZED
GAIN/(LOSS) ON INVESTMENTS:
 Net realized gain/(loss) on
  investments, futures and
  foreign currency
  transactions..............   (8,511,635)     6,896,688     12,396,506   (24,707,074)
 Net change in unrealized
  appreciation/(depreciation)
  on investments, futures
  and foreign currency
  transactions..............   31,696,586    (93,890,543)   (30,094,371)  (34,426,333)
                              -----------   ------------   ------------  ------------
 Net realized/unrealized
  gain/(loss) on
  investments, futures and
  foreign currency
  transactions..............   23,184,951    (86,993,855)   (17,697,865)  (59,133,407)
                              -----------   ------------   ------------  ------------
 Net increase/(decrease) in
 net assets resulting from
 operations.................  $24,792,049   $(86,695,658)  $(17,252,822) $(58,489,429)
                              ===========   ============   ============  ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Operations (continued)
For Six Months Ended December 31, 2000 (Unaudited)

                                           Intermediate Term
                              Fixed Income  Municipal Bond   Fixed Income II High Yield Bond
                               Portfolio       Portfolio       Portfolio*      Portfolio*
                              ------------ ----------------- --------------- ---------------
INVESTMENT INCOME:
 Interest...................  $ 4,666,504     $ 5,652,366      $3,538,116      $ 3,605,325
 Dividends..................           --          25,207           8,665          116,421
                              -----------     -----------      ----------      -----------
    Total Investment
    Income..................    4,666,504       5,677,573       3,546,781        3,721,746
                              -----------     -----------      ----------      -----------
EXPENSES:
 Advisory fees..............      181,674         289,415         134,890          104,294
 Consulting fees............       33,033          52,623          24,525           13,905
 Administrative services
 fees.......................       62,759          99,979          46,598           26,349
 Custodian fees.............       10,569          16,354          12,113            7,654
 Audit and legal fees.......        8,814          10,908           8,151            7,417
 Registration and filing
 fees.......................        6,782           9,818          16,755            5,101
 Other expenses.............        3,462           8,086           4,136            2,833
                              -----------     -----------      ----------      -----------
    Total Expenses..........      307,093         487,183         247,168          167,553
                              -----------     -----------      ----------      -----------
 Net Investment Income......    4,359,411       5,190,390       3,299,613        3,554,193
                              -----------     -----------      ----------      -----------
NET REALIZED/UNREALIZED
GAIN/(LOSS) ON INVESTMENTS:
 Net realized gain/(loss) on
  investments, futures and
  foreign currency
  transactions..............      600,684        (261,143)      1,501,320           50,222
 Net change in unrealized
  appreciation/(depreciation)
  on investments, futures,
  and foreign currency
  transactions..............    5,087,776       6,048,116       1,883,845      (12,174,394)
                              -----------     -----------      ----------      -----------
 Net realized/unrealized
  gain/(loss) on
  investments, futures and
  foreign currency
  transactions..............    5,688,460       5,786,973       3,385,165      (12,124,172)
                              -----------     -----------      ----------      -----------
 Net increase in net assets
 resulting from operations..  $10,047,871     $10,977,363      $6,684,778      $(8,569,979)
                              ===========     ===========      ==========      ===========

--------
*Fund commenced operations on September 26, 2000.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets

                                                                                        Small Capitalization
                               Value Equity Portfolio      Growth Equity Portfolio        Equity Portfolio
                              --------------------------  --------------------------  --------------------------
                               Six Months       Year       Six Months       Year       Six Months       Year
                                 Ended         Ended         Ended         Ended         Ended         Ended
                              December 31,    June 30,    December 31,    June 30,    December 31,    June 30,
                                  2000          2000          2000          2000          2000          2000
                              ------------  ------------  ------------  ------------  ------------  ------------
                              (Unaudited)                 (Unaudited)                 (Unaudited)
From Investment Activities:
Operations:
 Net investment income......  $  1,607,098  $  2,754,126  $    298,197  $  1,369,585  $    445,043  $    428,618
 Net realized gain/(loss) on
  investment transactions
  and futures...............    (8,511,635)    5,473,014     6,896,688    43,643,999    12,396,506    21,816,787
 Net change in unrealized
  appreciation/(depreciation)
  on investment transactions
  and futures...............    31,696,586   (18,584,119)  (93,890,543)   24,368,469   (30,094,371)   29,756,097
                              ------------  ------------  ------------  ------------  ------------  ------------
 Net increase/(decrease) in
  net assets resulting from
  operations................    24,792,049   (10,356,979)  (86,695,658)   69,382,053   (17,252,822)   52,001,502
                              ------------  ------------  ------------  ------------  ------------  ------------
Distributions to
Shareholders from:
 Net investment income......    (1,651,792)   (2,767,912)     (405,514)   (1,356,963)     (448,929)     (401,311)
 Net realized gain on
  investment transactions
  and futures...............    (5,289,049)  (10,405,207)  (39,056,577)  (27,995,307)  (26,356,444)           --
                              ------------  ------------  ------------  ------------  ------------  ------------
 Net decrease in net assets
  resulting from
  distributions.............    (6,940,841)  (13,173,119)  (39,462,091)  (29,352,270)  (26,805,373)     (401,311)
                              ------------  ------------  ------------  ------------  ------------  ------------
Shares of Beneficial
 Interest:
 Proceeds from shares
  issued....................    48,896,747    98,349,586    77,910,857   127,546,023    13,745,047    72,523,298
 Proceeds from reinvestment
  of dividends..............     6,301,653    11,719,217    33,269,346    26,959,447    22,392,259       300,384
 Cost of shares redeemed....   (32,755,234)  (61,676,018)  (63,838,736)  (97,805,215)  (31,881,165)  (55,376,119)
                              ------------  ------------  ------------  ------------  ------------  ------------
 Net increase in net assets
  from shares of beneficial
  interest transactions.....    22,443,166    48,392,785    47,341,467    56,700,255     4,256,141    17,447,563
                              ------------  ------------  ------------  ------------  ------------  ------------
 Total increase in net
  assets....................    40,294,374    24,862,687   (78,816,282)   96,730,038   (39,802,054)   69,047,754
Net Assets:
 Beginning of period........   241,802,738   216,940,051   361,607,043   264,877,005   279,784,386   210,736,632
                              ------------  ------------  ------------  ------------  ------------  ------------
 End of period..............  $282,097,112  $241,802,738  $282,790,761  $361,607,043  $239,982,332  $279,784,386
                              ============  ============  ============  ============  ============  ============


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets (continued)

                                    International               Fixed Income              Intermediate Term
                                  Equity Portfolio                Portfolio            Municipal Bond Portfolio
                              --------------------------  --------------------------  ---------------------------
                               Six Months       Year       Six Months       Year       Six Months       Year
                                 Ended         Ended         Ended         Ended         Ended          Ended
                              December 31,    June 30,    December 31,    June 30,    December 31,    June 30,
                                  2000          2000          2000          2000          2000          2000
                              ------------  ------------  ------------  ------------  ------------  -------------
                              (Unaudited)                 (Unaudited)                 (Unaudited)
From Investment Activities:
Operations:
 Net investment income......  $    643,978  $  3,210,611  $  4,359,411  $  7,667,260  $  5,190,390  $   6,810,948
 Net realized gain/(loss) on
  investments and foreign
  currency transactions.....   (24,707,074)   53,579,835       600,684    (2,284,814)     (261,143)    (2,182,527)
 Net change in unrealized
  appreciation/(depreciation)
  on investments and foreign
  currency transactions.....   (34,426,333)    6,735,629     5,087,776      (103,582)    6,048,116      1,335,076
                              ------------  ------------  ------------  ------------  ------------  -------------
 Net increase/(decrease) in
  net assets resulting from
  operations................   (58,489,429)   63,526,075    10,047,871     5,278,864    10,977,363      5,963,497
                              ------------  ------------  ------------  ------------  ------------  -------------
Distributions to
 Shareholders from:
 Net investment income......            --    (1,660,119)   (4,359,411)   (7,667,260)   (5,190,390)    (6,810,948)
 Net realized gain on
  investments and foreign
  currency transactions.....   (44,299,282)   (8,340,626)           --            --            --             --
                              ------------  ------------  ------------  ------------  ------------  -------------
 Net decrease in net assets
  resulting from
  distributions.............   (44,299,282)  (10,000,745)   (4,359,411)   (7,667,260)   (5,190,390)    (6,810,948)
                              ------------  ------------  ------------  ------------  ------------  -------------
Shares of Beneficial
Interest:
 Proceeds from shares
  issued....................    43,993,179   198,393,942     8,930,203    31,056,163    21,610,461    332,621,470
 Proceeds from reinvestment
  of dividends..............    38,542,961     8,891,761     4,168,516     7,148,248     4,487,357      5,611,150
 Cost of shares redeemed....  (127,486,786) (133,415,945)  (18,158,814)  (13,381,861)  (14,057,198)  (244,923,457)
                              ------------  ------------  ------------  ------------  ------------  -------------
 Net increase in net assets
  from shares of beneficial
  interest transactions.....   (44,950,646)   73,869,758    (5,060,095)   24,882,550    12,040,620     93,309,163
                              ------------  ------------  ------------  ------------  ------------  -------------
 Total increase in net
  assets....................  (147,739,357)  127,395,088       628,365    22,434,154    17,827,593     92,461,712
Net Assets:
 Beginning of period........   383,572,310   256,177,222   130,507,801   108,073,647   199,566,337    107,104,625
                              ------------  ------------  ------------  ------------  ------------  -------------
 End of period..............  $235,832,953  $383,572,310  $131,136,166  $130,507,801  $217,393,930  $ 199,566,337
                              ============  ============  ============  ============  ============  =============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets (continued)

                                                                   High Yield
                                                  Fixed Income II     Bond
                                                     Portfolio     Portfolio
                                                  --------------- ------------
                                                      Period         Period
                                                       Ended         Ended
                                                   December 31,   December 31,
                                                       2000*         2000*
                                                  --------------- ------------
                                                    (Unaudited)   (Unaudited)
From Investment Activities:
Operations:
 Net investment income...........................  $  3,299,613   $  3,554,193
 Net realized gain on investments, futures and
  foreign currency transactions..................     1,501,320         50,222
 Net change in unrealized
  appreciation/(depreciation) on investments,
  futures and foreign currency transactions......     1,883,845    (12,174,394)
                                                   ------------   ------------
 Net increase/(decrease) in net assets resulting
  from operations................................     6,684,778     (8,569,979)
                                                   ------------   ------------
Distributions to Shareholders from:
 Net investment income...........................    (3,299,613)    (3,783,074)
                                                   ------------   ------------
 Net decrease in net assets resulting from
  distributions..................................    (3,299,613)    (3,783,074)
                                                   ------------   ------------
Shares of Beneficial Interest:
 Proceeds from shares issued.....................   189,586,553    113,671,929
 Proceeds from reinvestment of dividends.........     2,011,779      2,238,141
 Cost of shares redeemed.........................    (9,857,648)    (1,483,107)
                                                   ------------   ------------
 Net increase in net assets from shares of
  beneficial interest transactions...............   181,740,684    114,426,963
                                                   ------------   ------------
 Total increase in net assets....................   185,125,849    102,073,910
Net Assets:
 Beginning of period.............................            --             --
                                                   ------------   ------------
 End of period...................................  $185,125,849   $102,073,910
                                                   ============   ============

--------
* Funds commenced operations on September 26, 2000.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements  -- December 31, 2000 (Unaudited)


  1. DESCRIPTION. The Hirtle Callaghan Trust ("Trust") is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-ended management series investment company. The Trust was organized as a Delaware business trust on December 15, 1994. The Trust currently offers eight separate investment portfolios: The Value Equity Portfolio ("Value Portfolio"), The Growth Equity Portfolio ("Growth Portfolio"), The Small Capitalization Equity Portfolio ("Small Cap Portfolio"), The International Equity Portfolio ("International Portfolio"), The Fixed Income Portfolio ("Fixed Income Portfolio"), The Intermediate Term Municipal Bond Portfolio ("Intermediate Municipal Portfolio"), The Fixed Income II Portfolio* ("Fixed Income II Portfolio"), and The High Yield Bond Portfolio* ("High Yield Portfolio").

* (Commenced operations on September 26, 2000)

  2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

    A. Portfolio Valuation. The net asset value per share of the Portfolios is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing the Trust's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day that such value is being determined. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Trust's Board of Trustees ("Board") shall determine in good faith to reflect the security's fair value. All other assets of each portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. With the approval of the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio's securities.

    B. Securities Transactions and Investment Income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount on investments, where applicable, is accrued daily, as earned.

    C. Dividend and Capital Gain Distributions to Shareholders. The Intermediate Municipal, Fixed Income, Fixed Income II, and High Yield Portfolios declare dividends from net investment income daily and distribute the same on a monthly basis. The Value, Growth, and Small Cap Portfolios declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio declares and distributes dividends from net investment income on a semi-annual basis. Net realized capital gains, if any, will be distributed at least annually for each Portfolio.

    Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    D. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2000 (Unaudited)

  at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest.

    E. Organizational Expenses. Costs incurred in connection with the organization and initial registration of the Portfolios have been deferred and are being amortized on a straight-line basis over sixty months, beginning with each Portfolio's commencement of operations, except those of Intermediate Municipal, Fixed Income, Fixed Income II, and High Yield Portfolios. In the event any of the initial shares of these Portfolios are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of redemption. Costs incurred in connection with the organization of the Fixed Income, Intermediate Municipal, Fixed Income II and High Yield Portfolios were expensed as incurred. As of December 31, 2000, the organizational expenses were fully amortized for all the portfolios.

    F. Allocation of Expenses. Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method.

    G. Foreign Exchange Transactions. The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

      i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

      ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

    Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio's total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

    H. Use of Estimates. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Actual results could very from those estimates.

  3. INVESTMENT ADVISORY, CONSULTING AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts ("Portfolio Management Contracts") on behalf of each of the Portfolios with one or more Investment Managers. Each Investment Manager is responsible for providing a continuous program of investment management to, and placing all orders for, purchase and sale of securities and other instruments on behalf of the respective Portfolios they serve. Each Investment Manager earns a fee, accrued daily and paid monthly, based on average net assets of that portion of the portfolio managed.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2000 (Unaudited)

  For the six months ended December 31, 2000, the Value Portfolio paid the following investment advisory fees:

                                                                   Amount
Adviser                                                            Earned   Fee
-------                                                           -------- -----
Geewax, Terker & Co.............................................. $190,647 0.30%
Institutional Capital Corp.......................................  223,126 0.35%
                                                                  -------- -----
                                                                  $413,773 0.33%
                                                                  ======== =====

  For the six months ended December 31, 2000, the Growth Portfolio paid the following investment advisory fees:

                                                                  Amount
Adviser                                                           Earned   Fee
-------                                                          -------- -----
Jennison Associates LLC......................................... $268,585 0.30%
Goldman Sachs Asset Management..................................   99,196 0.30%*
                                                                 -------- -----
                                                                 $367,781 0.30%
                                                                 ======== =====

  For the six months ended December 31, 2000, the Small Cap Portfolio paid the following investment advisory fees:

                          Amount
Adviser                   Earned   Fee
-------                  -------- -----
Frontier Capital
Management Co. LLP...... $422,994 0.45%
Geewax, Terker & Co.....  117,458 0.30%
Sterling Johnston
Capital Management,
Inc.....................   11,195 0.40% For the period from12/5/00 to 12/31/00
                         -------- -----
                         $551,647 0.38%
                         ======== =====

  For the six months ended December 31, 2000, the International Portfolio paid the following investment advisory fees:

                                                                Amount
Adviser                                                         Earned   Fee
-------                                                        -------- -----
Artisan Partners, Limited Partnership......................... $349,386 0.40%**
Capital Guardian Trust Co.....................................  319,533 0.40%***
                                                               -------- -----
                                                               $668,919 0.40%
                                                               ======== =====

  For the six months ended December 31, 2000, the following Portfolios paid investment advisory fees to Deutsche Asset Management:

                                                                 Amount
Adviser                                                          Earned   Fee
-------                                                         -------- ------
Fixed Income................................................... $181,674 0.275%
Intermediate Municipal......................................... $289,415 0.275%

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2000 (Unaudited)

  For the six months ended December 31, 2000, the following Portfolios paid investment advisory fees to Miller Anderson & Sherrerd, LLP:

                      Amount
Adviser               Earned   Fee
-------              -------- ------
Fixed Income II..... $134,890 0.275%(a) For the period from 9/26/00 to 12/31/00
High Yield.......... $104,294 0.375%    For the period from 9/26/00 to 12/31/00

--------
(a) Tiered fee of 0.275% on first $200 million of the average daily net assets: 0.250% on the next $200 million of such assets; and 0.200% of such assets over $400 million.

  * Under the amendment ("Performance Fee Amendment") to the Portfolio Management Contract between Goldman Sachs Asset Management ("GSAM") and the Trust relating to the Growth Portfolio, GSAM is compensated based, in part, on the investment results achieved by it. The performance fee amendment could, under certain circumstances, increase or decrease the fee paid to GSAM, when compared to the current fixed fee arrangement and could result in the payment of incentive compensation during periods of declining markets.

 ** Currently, Artisan Partners, Limited Partnership ("Artisan") receives a base fee at annual rate of 0.40% (or 40 basis points) of the daily average net assets. The Artisan Agreement will continue in effect until July 23, 2001 and will continue in effect thereafter so long as it is approved at least annually by the Board of Trustees. The Trust has conditionally approved an amendment to the Artisan Agreement ("Performance Fee Amendment"). Under the Performance Fee Amendment, Artisan would be compensated based, in part, on the investment results achieved by it. If the Performance Fee Amendment is implemented, it could, under certain circumstances, increase or decrease the fee paid to Artisan, when compared to the current fixed fee arrangement and could result in the payment of incentive compensation during periods of declining markets.

*** Currently, Capital Guardian Trust Co. ("CapGuardian") receives a base fee at annual rate of 0.40% (or 40 basis points) of the daily average net assets. After the initial one year period from 4/28/00, under the amendment ("Performance Fee Amendment") to the Portfolio Management Contract between CapGuardian and the Trust relating to the International Portfolio, CapGuardian will be compensated based, in part, on the investment results achieved by it. The performance fee amendment could, under certain circumstances, increase or decrease the fee paid to CapGuardian, when compared to the current fixed fee arrangement and could result in the payment of incentive compensation during periods of declining markets.

  Pursuant to a consulting agreement between the Trust and Hirtle Callaghan & Company, Inc. ("HCCI"), HCCI is paid a fee calculated and accrued daily and paid monthly at annual rates of 0.05% of average net assets per Portfolio. HCCI makes its officers available to serve as officers and/or Trustees of the Trust, provides office space sufficient for the Trust's principal office, and monitors the performance of various investment management organizations, including the Investment Managers. HCCI does not have investment discretion with respect to Trust assets but is an investment adviser to the Trust for purposes of the 1940 Act.

  BISYS Fund Services ("BISYS") is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. BISYS receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee ("Omnibus Fee") based on a percentage of each Portfolio's average net assets. The Omnibus fee is accrued daily and payable on a monthly basis.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2000 (Unaudited)

  4. PURCHASE AND SALE TRANSACTIONS. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended December 31, 2000, were as follows:

     Portfolio                                         Purchases      Sales
     ---------                                        ------------ ------------
     Value........................................... $141,339,226 $127,316,276
     Growth..........................................  141,442,180  152,675,717
     Small Cap.......................................  150,220,416  205,818,466
     International...................................   91,342,287  167,392,187
     Fixed Income....................................   78,583,384   81,371,370
     Intermediate Municipal..........................   42,966,206   18,520,234
     Fixed Income II(a)..............................  262,229,169  263,194,487
     High Yield(a)...................................   10,971,874    7,268,458

--------
(a) For the period from September 26, 2000 (commencement of operations) to December 31, 2000.

  5. SHARES OF BENEFICIAL INTEREST. The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Portfolios for the six months ended December 31, 2000, were as follows:

                              Value        Growth    Small Cap   International
                            ----------  ------------ ----------  -------------
Beginning balance.......... 18,314,678   17,530,798  18,297,221   24,998,038
                            ----------   ----------  ----------   ----------
Shares issued..............  3,464,413    4,372,237     942,132    3,289,054
Shares issued in
 reinvestment of dividends
 and distributions.........    460,883    2,551,965   1,939,923    3,775,021
Shares redeemed............ (2,358,880)  (3,664,665) (2,206,304)  (9,615,966)
                            ----------   ----------  ----------   ----------
Net increase in shares.....  1,566,416    3,259,537     675,751   (2,551,891)
                            ----------   ----------  ----------   ----------
Ending balance............. 19,881,094   20,790,335  18,972,972   22,446,147
                            ==========   ==========  ==========   ==========
                                        Intermediate
                              Fixed         Term       Fixed
                              Income     Municipal   Income II*   High Yield*
                            ----------  ------------ ----------  -------------
Beginning balance.......... 13,827,176   20,878,074          --           --
                            ----------   ----------  ----------   ----------
Shares issued..............    924,728    2,233,391  18,954,218   11,391,813
Shares issued in
 reinvestment of dividends
 and distributions.........    436,044      464,298     201,262      246,987
Shares redeemed............ (1,887,845)  (1,450,431)   (977,119)    (169,028)
                            ----------   ----------  ----------   ----------
Net increase in shares.....   (527,073)   1,247,258  18,178,361   11,469,772
                            ----------   ----------  ----------   ----------
Ending balance............. 13,300,103   22,125,332  18,178,361   11,469,772
                            ==========   ==========  ==========   ==========

--------
*  Fund commenced operations on September 26, 2000.

  6. DERIVATIVE INSTRUMENTS. The International Portfolio, Fixed Income Portfolio, Fixed Income II Portfolio, and High Yield Portfolio may invest in various financial instruments including positions in forward currency contracts, currency swaps and purchased foreign currency options. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings.

  A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2000 (Unaudited)

forward is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

  Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Portfolio's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2000 are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio.

  The Growth Portfolio, Fixed Income II Portfolio, and High Yield Portfolio invest in financial futures contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other asset equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin" are made or received by a Portfolio each day, depending on the daily fluctuations in the fair market value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

  7. FEDERAL INCOME TAXES. It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                          Value Equity Portfolio
                         ------------------------------------------------------------------
                          Six Months      Year       Year      Year       Year      Period
                            Ended        Ended      Ended     Ended      Ended      Ended
                         December 31,   June 30,   June 30,  June 30,   June 30,   June 30,
                             2000         2000       1999      1998       1997     1996(a)
                         ------------   --------   --------  --------   --------   --------
                         (Unaudited)
Net Asset Value,
Beginning of Period.....   $  13.20     $  14.85   $  15.49  $  14.41   $  11.48   $ 10.00
                           --------     --------   --------  --------   --------   -------
Income from Investment
Operations:
 Net investment income..       0.09         0.17       0.22      0.24       0.23      0.22
 Net realized and
  unrealized gain/(loss)
  on investments........       1.26        (0.92)      0.87      2.87       3.65      1.51
                           --------     --------   --------  --------   --------   -------
  Total from investment
   operations...........       1.35        (0.75)      1.09      3.11       3.88      1.73
                           --------     --------   --------  --------   --------   -------
Distributions to
Shareholders from:
 Net investment income..      (0.09)       (0.17)     (0.22)    (0.25)     (0.21)    (0.22)
 Net realized gain on
 investments............      (0.27)       (0.73)     (1.51)    (1.78)     (0.74)    (0.03)
                           --------     --------   --------  --------   --------   -------
  Total distribution to
   shareholders.........      (0.36)       (0.90)     (1.73)    (2.03)     (0.95)    (0.25)
                           --------     --------   --------  --------   --------   -------
Net Asset Value, End of
Period..................   $  14.19     $  13.20   $  14.85  $  15.49   $  14.41   $ 11.48
                           ========     ========   ========  ========   ========   =======
Total Return............      10.32%(c)    (5.14%)     9.07%    23.42%     35.28%    17.28%(c)
Ratios to Average Net
Assets/Supplemental
Data:
 Net assets, end of
  period (in
  thousands)............   $282,097     $241,803   $216,940  $176,587   $117,092   $71,503
 Ratio of expenses to
  average net assets....       0.53%(b)     0.55%      0.56%     0.52%      0.63%     0.63%(b)
 Ratio of net investment
  income to average net
  assets................       1.26%(b)     1.29%      1.64%     1.69%      1.89%     2.55%(b)
 Ratio of expenses to
  average net assets
  excluding fee
  waivers...............       0.53%(b)     0.55%      0.56%     0.52%*     0.65%*    0.68%*(b)
 Portfolio turnover
  rate..................      51.26%      128.72%    108.79%    86.45%     97.39%    92.00%

--------
* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) For the period August 25, 1995 (commencement of operations) through June 30, 1996.
(b) Annualized.
(c) Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period


                                             Growth Equity Portfolio
                            ------------------------------------------------------------------
                             Six Months       Year      Year      Year       Year      Period
                               Ended         Ended     Ended     Ended      Ended      Ended
                            December 31,    June 30,  June 30,  June 30,   June 30,   June 30,
                                2000          2000      1999      1998       1997     1996(a)
                            ------------    --------  --------  --------   --------   --------
                            (Unaudited)
Net Asset Value, Beginning
of Period.................    $  20.63      $  17.96  $  15.25  $  13.67   $  11.13   $  10.00
                              --------      --------  --------  --------   --------   --------
Income from Investment
Operations:
 Net investment income....        0.01          0.08      0.03      0.04       0.06       0.04
 Net realized and
  unrealized gain/(loss)
  on investments and
  futures.................       (4.86)         4.69      3.76      4.37       2.58       1.13
                              --------      --------  --------  --------   --------   --------
  Total from investment
   operations.............       (4.85)         4.77      3.79      4.41       2.64       1.17
                              --------      --------  --------  --------   --------   --------
Distributions to
Shareholders from:
 Net investment income....       (0.02)        (0.08)    (0.03)    (0.04)     (0.05)     (0.04)
 In excess of net
  investment income.......          --            --        --     (0.02)        --         --
 Net realized gain on
  investments and
  futures.................       (2.16)        (2.02)    (1.05)    (2.77)     (0.05)        --
                              --------      --------  --------  --------   --------   --------
  Total distribution to
   shareholders...........       (2.18)        (2.10)    (1.08)    (2.83)     (0.10)     (0.04)
                              --------      --------  --------  --------   --------   --------
Net Asset Value, End of
Period....................    $  13.60      $  20.63  $  17.96  $  15.25   $  13.67   $  11.13
                              ========      ========  ========  ========   ========   ========
Total Return..............      (23.00%)(c)    27.71%    26.76%    37.00%     23.83%     11.69%(c)
Ratios to Average Net
Assets/Supplemental Data:
 Net assets, end of period
  (in thousands)..........    $282,791      $361,607  $264,877  $216,129   $160,961   $110,537
 Ratio of expenses to
  average net assets......        0.42%(b)      0.52%     0.53%     0.53%      0.55%      0.63%(b)
 Ratio of net investment
  income to average net
  assets..................        0.17%(b)      0.47%     0.20%     0.33%      0.49%      0.46%(b)
 Ratio of expenses to
  average net assets
  excluding fee waivers...        0.42%(b)      0.52%     0.53%     0.53%*     0.55%*     0.68%*(b)
 Portfolio turnover rate..       42.70%        94.37%    70.61%    95.07%     80.47%     80.00%

--------
* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) For the period August 8, 1995 (commencement of operations) through June 30, 1996.
(b) Annualized.
(c) Not annualized.


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                   Small Capitalization Equity Portfolio
                         ------------------------------------------------------------------
                          Six Months       Year      Year      Year       Year      Period
                            Ended         Ended     Ended     Ended      Ended      Ended
                         December 31,    June 30,  June 30,  June 30,   June 30,   June 30,
                             2000          2000      1999      1998       1997     1996(a)
                         ------------    --------  --------  --------   --------   --------
                          (Unaudited)
Net Asset Value,
Beginning of Period.....   $  15.29      $  12.33  $  13.13  $  12.95   $  11.07   $ 10.00
                           --------      --------  --------  --------   --------   -------
Income from Investment
Operations:
 Net investment income..       0.02          0.02      0.04      0.06       0.07      0.10
 Net realized and
  unrealized gain/(loss)
  on investments........      (1.10)         2.96      0.35      1.54       2.11      1.07
                           --------      --------  --------  --------   --------   -------
  Total from investment
   operations...........      (1.08)         2.98      0.39      1.60       2.18      1.17
                           --------      --------  --------  --------   --------   -------
Distributions to
Shareholders from:
 Net investment income..      (0.02)        (0.02)    (0.04)    (0.06)     (0.07)    (0.10)
 Net realized gain on
  investments...........      (1.54)           --     (1.15)    (1.36)     (0.23)       --
                           --------      --------  --------  --------   --------   -------
  Total distribution to
   shareholders.........      (1.56)        (0.02)    (1.19)    (1.42)     (0.30)    (0.10)
                           --------      --------  --------  --------   --------   -------
Net Asset Value, End of
Period..................   $  12.65      $  15.29  $  12.33  $  13.13   $  12.95   $ 11.07
                           ========      ========  ========  ========   ========   =======
Total Return............      (6.03%)(c)    24.21%     4.73%    12.66%     19.88%    11.82%(c)
Ratios to Average Net
Assets/Supplemental
Data:
 Net assets, end of
  period (in
  thousands)............   $239,982      $279,784  $210,737  $150,527   $113,480   $61,503
 Ratio of expenses to
  average net assets....       0.61%(b)      0.60%     0.62%     0.70%      0.78%     0.78%(b)
 Ratio of net investment
  income to average net
  assets................       0.33%(b)      0.18%     0.39%     0.41%      0.68%     1.33%(b)
 Ratio of expenses to
  average net assets
  excluding
  fee waivers...........       0.61%(b)      0.60%     0.62%     0.70%*     0.78%*    0.90%*(b)
 Portfolio turnover
  rate..................      59.73%       111.52%   125.52%   103.41%     54.16%    38.00%

--------
* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) For the period September 5, 1995 (commencement of operations) through June 30, 1996.
(b) Annualized.
(c) Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period


                                         International Equity Portfolio
                            ------------------------------------------------------------------
                             Six Months       Year      Year      Year       Year      Period
                               Ended         Ended     Ended     Ended      Ended      Ended
                            December 31,    June 30,  June 30,  June 30,   June 30,   June 30,
                                2000          2000      1999      1998       1997     1996(a)
                            ------------    --------  --------  --------   --------   --------
                             (Unaudited)
Net Asset Value, Beginning
of Period.................    $  15.34      $  12.85  $  12.70  $  12.84   $  11.26   $ 10.00
                              --------      --------  --------  --------   --------   -------
Income from Investment
Operations:
 Net investment income....        0.02          0.12      0.24      0.16       0.22      0.16
 Net realized and
  unrealized gain/(loss)
  on investments and
  foreign
  currency transactions...       (2.47)         2.82      0.39      0.49       1.92      1.35
                              --------      --------  --------  --------   --------   -------
  Total from investment
   operations.............       (2.45)         2.94      0.63      0.65       2.14      1.51
                              --------      --------  --------  --------   --------   -------
Distributions to
Shareholders from:
 Net investment income....          --         (0.07)    (0.21)    (0.47)     (0.22)    (0.24)
 In excess of net
  investment income.......          --            --        --        --      (0.04)       --
 Net realized gain on
  investments and foreign
  currency transactions...       (2.38)        (0.38)    (0.27)    (0.32)     (0.30)    (0.01)
                              --------      --------  --------  --------   --------   -------
  Total distribution to
   shareholders...........       (2.38)        (0.45)    (0.48)    (0.79)     (0.56)    (0.25)
                              --------      --------  --------  --------   --------   -------
Net Asset Value, End of
Period....................    $  10.51      $  15.34  $  12.85  $  12.70   $  12.84   $ 11.26
                              ========      ========  ========  ========   ========   =======
Total Return..............      (15.54%)(c)    23.14%     5.20%     5.91%     19.61%    15.15%(c)
Ratios to Average Net
Assets/Supplemental Data:
 Net assets, end of period
  (in thousands)..........    $235,833      $383,572  $256,177  $229,875   $146,122   $77,732
 Ratio of expenses to
  average net assets......        0.66%(b)      0.65%     0.69%     0.70%      0.78%     0.81%(b)
 Ratio of net investment
  income to average net
  assets..................        0.39%(b)      0.98%     1.51%     2.00%      1.97%     1.75%(b)
 Ratio of expenses to
  average net assets
  excluding fee waivers...        0.66%(b)      0.65%     0.69%     0.71%*     0.78%*    0.92%*(b)
 Portfolio turnover rate..       29.21%       144.41%    56.77%    36.80%     29.85%    15.00%

--------
* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) For the period August 17, 1995 (commencement of operations) through June 30, 1996.
(b) Annualized.
(c) Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period


                                                                  Intermediate Term
                             Fixed Income Portfolio            Municipal Bond Portfolio
                         ---------------------------------  ---------------------------------
                          Six Months      Year     Period    Six Months      Year     Period
                            Ended        Ended     Ended       Ended        Ended     Ended
                         December 31,   June 30,  June 30,  December 31,   June 30,  June 30,
                             2000         2000    1999(a)       2000         2000    1999(a)
                         ------------   --------  --------  ------------   --------  --------
                         (Unaudited)                        (Unaudited)
Net Asset Value,
Beginning of Period.....   $   9.44     $   9.64  $  10.00    $   9.56     $   9.79  $  10.00
                           --------     --------  --------    --------     --------  --------
Income from Investment
Operations:
 Net investment income..       0.32         0.62      0.58        0.24         0.46      0.45
 Net realized and
  unrealized gain/(loss)
  on investments........       0.42        (0.20)    (0.28)       0.27        (0.23)    (0.21)
                           --------     --------  --------    --------     --------  --------
  Total from investment
   operations...........       0.74         0.42      0.30        0.51         0.23      0.24
                           --------     --------  --------    --------     --------  --------
Distributions to
Shareholders from:
 Net investment income..      (0.32)       (0.62)    (0.58)      (0.24)       (0.46)    (0.45)
 Net realized gain on
  investments...........         --           --     (0.08)         --           --        --
                           --------     --------  --------    --------     --------  --------
  Total distribution to
   shareholders.........      (0.32)       (0.62)    (0.66)      (0.24)       (0.46)    (0.45)
                           --------     --------  --------    --------     --------  --------
Net Asset Value, End of
Period..................   $   9.86     $   9.44  $   9.64    $   9.83     $   9.56  $   9.79
                           ========     ========  ========    ========     ========  ========
Total Return............       7.96%(c)     4.49%     2.88%       5.40%(c)     2.45%     2.44%
Ratios to Average Net
Assets/Supplemental
Data:
 Net assets, end of
  period (in
  thousands)............   $131,136     $130,508  $108,074    $217,394     $199,566  $107,105
 Ratio of expenses to
  average net assets....       0.46%(b)     0.46%     0.50%       0.46%(b)     0.46%     0.47%
 Ratio of net investment
  income to average
  net assets............       6.60%(b)     6.52%     5.78%       4.93%(b)     4.84%     4.54%
 Ratio of expenses to
  average net assets
  excluding fee
  waivers...............       0.46%(b)     0.46%     0.50%       0.46%(b)     0.46%     0.54%*
 Portfolio turnover
  rate..................      61.32%      147.65%   146.78%       9.36%       51.34%    42.24%

--------
* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) For the period July 1, 1998 (commencement of operations) through June 30, 1999.
(b) Annualized.
(c) Not Annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                               Fixed Income II  High Yield Bond
                                                  Portfolio        Portfolio
                                               ---------------  ---------------
                                                   Period           Period
                                                    Ended            Ended
                                                December 31,     December 31,
                                                   2000(a)          2000(a)
                                               ---------------  ---------------
                                                 (Unaudited)      (Unaudited)
Net Asset Value, Beginning of Period..........    $  10.00         $  10.00
                                                  --------         --------
Income from Investment Operations:
 Net investment income........................        0.18             0.31
 Net realized and unrealized gain/(loss) on
  investments, futures and foreign currency
  transactions................................        0.18            (1.08)
                                                  --------         --------
  Total from investment operations............        0.36            (0.77)
                                                  --------         --------
Distributions to Shareholders from:
 Net investment income........................       (0.18)           (0.33)
                                                  --------         --------
  Total distribution to shareholders..........       (0.18)           (0.33)
                                                  --------         --------
Net Asset Value, End of Period................    $  10.18         $   8.90
                                                  ========         ========
Total Return..................................        3.63%(c)        (7.65%)(c)
Ratios to Average Net Assets/Supplemental
Data:
 Net assets, end of period (in thousands).....    $185,126         $102,074
 Ratio of expenses to average net assets......        0.50%(b)         0.60%(b)
 Ratio of net investment income to average net
  assets......................................        6.73%(b)        12.79%(b)
 Ratio of expenses to average net assets
  excluding fee waivers.......................        0.50%(b)         0.60%(b)
 Portfolio turnover rate......................      129.50%            7.28%

--------
(a)For the period September 26, 2000 (commencement of operations) through December 31, 2000.
(b)Annualized.
(c)Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Proxy Information


  On December 1, 2000, a Special Meeting of the shareholders of the Small Capitalization Equity Portfolio ("Small Capitalization Portfolio") was held. The matters considered at the meeting, together with the actual vote tabulations relating to such matters are as follows:

  Proposal 1, the approval of the engagement of Sterling Johnston Capital Management, Inc. ("Sterling Johnston") to provide portfolio management services to the Small Capitalization Portfolio pursuant to a portfolio management agreement between the Trust and Sterling Johnston

    For      11,703,593 shares or 65.5%

    Against         0 shares or 0.0%

    Abstain         0 shares or 0.0%


  Proposal 2, to approve an amendment to the proposed Sterling Johnston Agreement pursuant to which Sterling Johnston would be compensated on a performance fee basis.

    For      11,703,593 shares or 65.5%

    Against         0 shares or 0.0%

    Abstain         0 shares or 0.0%

                           THE HIRTLE CALLAGHAN TRUST

Trustees

DONALD E. CALLAGHAN*

JONATHAN J. HIRTLE*

ROSS H. GOODMAN

JARRETT B. KLING

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

* "Interested Person" as that term is defined in the Investment Company Act of 1940.

--------------------------------------------------------------------------------

Sponsor                              Counsel
                                     Drinker Biddle & Reath LLP
Hirtle Callaghan & Co., Inc.         One Logan Square--18th & Cherry Streets
100 Four Falls Corporate Center--Suite 500
                                     Philadelphia, Pennsylvania 19103-6996
West Conshohocken, Pennsylvania 19428-2970


                                     Independent Accountants
Administrator and Distributor
                                     PricewaterhouseCoopers LLP
BISYS Fund Services                  Two Commerce Square, Suite 1700
3435 Stelzer Road                    2001 Market Street
Columbus, Ohio 43219                 Philadelphia, Pennsylvania 19103-7042

Custodian
Deutsche Bank
16 Wall Street
New York, New York 10005

This report is for the information of the shareholders of The Hirtle Callaghan Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.


2/01